As filed with the Securities and Exchange Commission on April 1, 1997

                                              1933 Act Registration No. 33-55374
                                              1940 Act Registration No. 811-7374

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]
                                    -----

                Pre-Effective Amendment No. _______    [______]

                Post-Effective Amendment No.  18       [  X   ]
                                            -------     ------

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                                                       -

                              Amendment No.    18
                                             ------

                          PAINEWEBBER SECURITIES TRUST
               (Exact name of registrant as specified in charter)

                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                           DIANNE E. O'DONNELL, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, Esq.

                           BENJAMIN J. HASKIN, Esq.
                          Kirkpatrick & Lockhart LLP
                 1800 Massachusetts Avenue, N.W., Second Floor
                         Washington, D.C.  20036-1800
                           Telephone: (202) 778-9000

     It is proposed that this filing will become effective:

            [____]  Immediately upon filing pursuant to Rule 485(b)

            [ X  ]  On April 1, 1997 pursuant to Rule 485(b)
             ----     -------------
            [____]  60 days after filing pursuant to Rule 485(a)(i)

            [    ]  On _________________ pursuant to Rule 485(a)(i)
             ----
            [____] 75 days after filing pursuant to Rule 485(a)(ii) [____] On _________________ pursuant to Rule 485(a)(ii)


If appropriate, check the following box:  [___]
This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for the most recent fiscal year of the series that is the subject of this post-effective amendment on January 28, 1997.

                          PAINEWEBBER SECURITIES TRUST
                       Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

PaineWebber Strategic Income Fund - Class A, B and C shares:
-----------------------------------------------------------

     Part A - Prospectus
     Part B - Statement of Additional Information

PaineWebber Strategic Income Fund - Class Y shares:
--------------------------------------------------

     Part A - Prospectus
     Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                         PAINEWEBBER SECURITIES TRUST:
                       PaineWebber Strategic Income Fund
                           (Class A, B and C Shares)

                        Form N-1A Cross Reference Sheet


     Part A Item No. and Caption  Prospectus Caption
     ---------------------------  ------------------

 1.  Cover Page.................  Cover Page

 2.  Synopsis...................  The Funds at a Glance; Expense Table

 3.  Condensed Financial
     Information................  Financial Highlights; Performance

 4.  General Description of
     Registrant.................  The Funds at a Glance; Investment Objectives
                                  & Policies; Investment Philosophy & Process;
                                  The Funds' Investments; General Information

 5.  Management of the Fund.....  Management; General Information

 6.  Capital Stock and Other
     Securities.................  Cover Page; Flexible Pricing; Dividends &
                                  Taxes; General Information

 7.  Purchase of Securities
     Being Offered..............  Flexible Pricing; How to Buy Shares; Other
                                  Services; Determining the Shares' Net Asset
                                  Value

 8.  Redemption of Repurchase...  How to Sell Shares; Other Services

 9.  Pending Legal Proceedings..  Not Applicable


     Part B Item No. and Caption  Statement of Additional Information Caption
     ---------------------------  -------------------------------------------

10.  Cover page.................  Cover Page

11.  Table of Contents..........  Table of Contents

12.  General Information and
     History....................  Not Applicable

13.  Investment Objective and
     Policies...................  Investment Policies and Restrictions; Hedging
                                  and Other Strategies; Portfolio Transactions

14.  Management of the Fund.....  Trustees and Officers; Principal Holders of
                                  Securities

15.  Control Persons and
     Principal Holders of
     Securities.................  Trustees and Officers; Principal Holders of
                                  Securities

16.  Investment Advisory and
     Other Services.............  Investment Advisory and Distribution
                                  Arrangements; Other Information

17.  Brokerage Allocation.......  Portfolio Transactions

18.  Capital Stock and Other
     Securities.................  Conversion of Class B Shares; Other
                                  Information

19.  Purchase, Redemption and
     Pricing of Securities
     Being Offered..............  Reduced Sales Charges, Additional Exchange
                                  and Redemption Information and Other
                                  Services; Valuation of Shares

20.  Tax Status.................  Taxes

21.  Underwriters...............  Investment Advisory and Distribution
                                  Arrangements

22.  Calculation of Performance   Performance Information
     Data.......................

23.  Financial Statements.......  Financial Statements

Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C.

                         PAINEWEBBER SECURITIES TRUST:

                       PaineWebber Strategic Income Fund

                               (Class Y Shares)

                        Form N-1A Cross Reference Sheet


       Part A Item No. and Caption   Prospectus Caption
       ---------------------------   ------------------
 1.    Cover Page.................   Cover Page

 2.    Synopsis...................   The Funds at a Glance; Expense Table

 3.    Condensed Financial
       Information................   Not Applicable

 4.    General Description of
       Registrant.................   The Funds at a Glance; Investment
                                     Objectives & Policies; Investment
                                     Philosophy & Process;The Funds'
                                     Investments; General Information

 5.    Management of the Fund.....   Management; General Information

 6.    Capital Stock and Other
       Securities.................   Cover Page; Dividends and Taxes; General
                                     Information

 7.    Purchase of Securities
       Being Offered..............   How to Buy Shares; Determining the Shares'
                                     Net Asset Value

 8.    Redemption of Repurchase...   How to Sell Shares;

 9.    Pending Legal Proceedings..   Not Applicable


       Part B Item No. and Caption   Statement of Additional Information Caption
       ---------------------------   -------------------------------------------

10.    Cover page.................   Cover Page

11.    Table of Contents..........   Table of Contents

12.    General Information and
       History....................   Not Applicable

13.    Investment Objective and
       Policies...................   Investment Policies and Restrictions;
                                     Hedging and Other Strategies Using
                                     Derivative Contracts; Portfolio
                                     Transactions

14.    Management of the Fund.....   Trustees and Officers; Principal Holders of
                                     Securities

15.    Control Persons and
       Principal Holders of
       Securities.................   Trustees and Officers; Principal Holders of
                                     Securities

16.    Investment Advisory and
       Other Services.............   Investment Advisory and Distribution
                                     Arrangements

17.    Brokerage Allocation.......   Portfolio Transactions

18.    Capital Stock and Other
       Securities.................   Other Information

19.    Purchase, Redemption and
       Pricing of Securities
       Being Offered..............   Valuation of Shares




20.   Tax Status.................   Taxes

21.   Underwriters...............   Investment Advisory and Distribution
                                    Arrangements

22.   Calculation of Performance
      Data.......................   Performance Information

23.   Financial Statements.......   Financial Statements

Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

--------------------------------------------------------------------------------
                                   ---------

                    PaineWebber U.S. Government Income Fund
              PaineWebber Low Duration U.S. Government Income Fund
                    PaineWebber Investment Grade Income Fund
                          PaineWebber High Income Fund
                       PaineWebber Strategic Income Fund
             1285 Avenue of the Americas, New York, New York 10019
                          Prospectus -- April 1, 1997
--------------------------------------------------------------------------------
PaineWebber Bond Funds are designed for investors seeking income by investing in debt and similar securities, which are commonly called "bonds." Each Fund seeks generally to obtain the highest level of income that is consistent with its investment strategy. The Funds differ in terms of the types of bonds in which they invest and the type and degree of risks that they will accept in or-der to achieve their investment goals.

PaineWebber U.S. Government Income Fund invests primarily in U.S. government bonds, including those backed by mortgages. PaineWebber Low Duration U.S. Gov-ernment Income Fund also invests primarily in U.S. government bonds, including those backed by mortgages, but it limits the expected life (duration) of its portfolio to from 1 to 3 years. PaineWebber Investment Grade Income Fund in-vests primarily in a diversified range of investment grade bonds, including U.S. government and U.S. and foreign corporate bonds. PaineWebber High Income Fund invests primarily in a diversified range of high yield, high risk, U.S. and foreign corporate bonds. PaineWebber Strategic Income Fund strategically allocates its investments among three bond market categories: U.S. government and investment grade corporate bonds; U.S. high yield, high risk corporate bonds; and foreign and emerging market bonds.

This Prospectus concisely sets forth information that a prospective investor should know about the Funds before investing. Please read it carefully and re-tain a copy of this Prospectus for future reference.

A Statement of Additional Information dated April 1, 1997 has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your invest-ment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.
--------------------------------------------------------------------------------
THE PAINEWEBBER FAMILY OF MUTUAL FUNDS

The PaineWebber Family of Mutual Funds consists of six broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. The Funds in this Prospectus are in the BOND category.

 . Money Market Fund for income and    . Asset Allocation Funds for high total
  stability by investing in high-       return by investing in stocks and
  quality, short-term investments.      bonds.
 . Bond Funds for income by            . Stock Funds for long-term growth by
  investing mainly in bonds.            investing mainly in stocks.
 . Tax-Free Bond Funds for income
  exempt from federal income tax
  and, in some cases, state and       . Global Funds for long-term growth by
  local income taxes, by investing      investing mainly in foreign stocks or
  in municipal bonds.                   high current income by investing
                                        mainly in global debt instruments.

A complete listing of the PaineWebber Family of Mutual Funds is found on the back cover of this Prospectus.
--------------------------------------------------------------------------------
INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PRO-VIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURI-TIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESEN-TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PAINEWEBBER HIGH INCOME FUND AND PAINEWEBBER STRATEGIC INCOME FUND MAY INVEST WITHOUT LIMIT IN HIGH YIELD, HIGH RISK BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." BONDS OF THIS TYPE ARE CONSIDERED SPECULATIVE WITH RESPECT TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH INVESTMENTS IN THESE FUNDS.

                            ----------------------
--------------------------------------------------------------------------------
                               Prospectus Page 1

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund


                               Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
The Funds at a Glance......................................................   3
Expense Table..............................................................   6
Financial Highlights.......................................................  10
Investment Objectives & Policies...........................................  19
Investment Philosophy & Process............................................  21
Performance................................................................  22
The Funds' Investments.....................................................  27
Flexible Pricing(SM).......................................................  35
How to Buy Shares..........................................................  38
How to Sell Shares.........................................................  39
Other Services.............................................................  40
Management.................................................................  40
Determining the Shares' Net Asset Value....................................  43
Dividends & Taxes..........................................................  43
General Information........................................................  44
Appendix................................................................... A-1

                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                             The Funds at a Glance
-------------------------------------------------------------------------------

The Funds offered by this Prospectus are not intended to provide a complete investment program, but one or all of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in these Funds are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Funds will achieve their goals.

U.S. GOVERNMENT INCOME FUND

GOAL: To provide you with current income by investing primarily in U.S. government bonds, including those backed by mortgages.

INVESTMENT OBJECTIVE: High current income consistent with the preservation of capital and liquidity.

SIZE: Over $412.1 million in assets on February 28, 1997.

WHO SHOULD INVEST: Investors seeking high current income consistent with the preservation of capital and liquidity.

LOW DURATION U.S. GOVERNMENT INCOME FUND ("LOW DURATION INCOME FUND")

GOAL: To provide you with current income by investing primarily in U.S. government bonds, including those backed by mortgages, while maintaining a portfolio duration of from 1 to 3 years.

INVESTMENT OBJECTIVE: Highest level of income consistent with the preservation of capital and low volatility of net asset value.

SIZE: Over $181.1 million in assets on February 28, 1997.

WHO SHOULD INVEST: Investors seeking current income with less fluctuation in net asset value than longer-term U.S. government bond funds.

INVESTMENT GRADE INCOME FUND

GOAL: To provide you with current income by investing primarily in a diversified range of investment grade bonds, including U.S. government and U.S. and foreign corporate bonds.

INVESTMENT OBJECTIVE: High current income consistent with the preservation of capital and liquidity.

SIZE: Over $298.5 million in assets on February 28, 1997.

WHO SHOULD INVEST: Investors seeking high current income consistent with the preservation of capital and liquidity.

HIGH INCOME FUND

GOAL: To provide you with high income by investing primarily in a diversified range of high yield, high risk, U.S. and foreign corporate bonds.

INVESTMENT OBJECTIVE: High income.

SIZE: Over $573.2 million in assets on February 28, 1997.

WHO SHOULD INVEST: Investors seeking high income, who can assume additional risks for the potential for higher returns.

STRATEGIC INCOME FUND

GOAL: To provide you with high current income primarily by strategically allocating investments among three bond market categories: U.S. government and investment grade corporate bonds; U.S. high yield, high risk corporate bonds; and foreign and emerging market bonds.

INVESTMENT OBJECTIVE: High level of current income and, secondarily, capital appreciation.

SIZE: Over $63.7 million in assets on February 28, 1997.


                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                             The Funds at a Glance
                                  (Continued)
-------------------------------------------------------------------------------

WHO SHOULD INVEST: Investors seeking current high income and, secondarily, capital appreciation, who can assume additional risks for the potential for higher returns.

RISKS

Investors may lose money by investing in the Funds; your investment is not guaranteed.

INTEREST RATE RISK: The bonds in which each Fund invests are subject to interest rate risk, which means that their values and, therefore, the net asset value of the Fund can be expected to fall when interest rates rise. Each Fund attempts to reduce this risk through diversification, credit analysis and attention to interest rate trends and other factors. Low Duration Income Fund seeks to further limit (but not eliminate) this risk by maintaining a portfolio duration of from 1 to 3 years. However, efforts to limit this risk may not be successful.

QUALITY RISK: The high yield, high risk bonds in which High Income Fund and Strategic Income Fund may invest without limit are considered predominantly speculative and involve major risk exposure to adverse conditions. Investment Grade Income Fund may invest up to 35% of its assets in these types of bonds. Some lower-tier investment grade bonds also have speculative characteristics.

MORTGAGE- AND ASSET-BACKED SECURITIES: Mortgage- and asset-backed securities involve special risks relating to the prepayment of the underlying obligations. Each Fund may invest in these securities, and U.S. Government Income Fund and Low Duration Income Fund each concentrates at least 25% of its total assets in them. Some types of mortgage- and asset-backed securities, including "interest-only," "principal-only" and inverse floating rate classes of these securities, can be extremely volatile and may become illiquid. Low Duration Income Fund does not invest in interest-only, principal-only or inverse floating rate classes of mortgage-backed securities. Investment Grade Income Fund may not invest more than 10% of its total assets in interest-only or principal-only classes.

FOREIGN SECURITIES: Foreign bonds and bonds denominated in foreign currencies involve special risks, including possible adverse political, social and economic risks abroad and differing characteristics of foreign markets. These risks are greater for bonds in emerging markets. Bonds denominated in foreign currencies are subject to changes in the values of those currencies relative to the U.S. dollar. Strategic Income Fund may invest in foreign and emerging market bonds, including bonds denominated in foreign currencies, without limit. High Income Fund may invest up to 35% of its assets in foreign bonds (10% of net assets in foreign currency denominated bonds); Investment Grade Fund may invest up to 20% of its assets in U.S. dollar denominated foreign bonds.

DERIVATIVES: Each Fund may use derivatives, such as options, futures and, in the case of High Income Fund and Strategic Income Fund, forward currency contracts, in its investment activities and use interest rate protection transactions, each of which involve special risks.


MANAGEMENT

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser and administrator of U.S. Government Income Fund, Low Duration Income Fund, Investment Grade Income Fund, High Income Fund and Strategic Income Fund (each a "Fund"). Pacific Investment Management Company ("PIMCO") serves as sub-adviser for Low Duration Income Fund.

MINIMUM INVESTMENT

To open an account, investors need $1,000 ($100 for Low Duration U.S. Government Income Fund); to add to an account, investors need only $100.

                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                             The Funds at a Glance
                                  (Continued)
-------------------------------------------------------------------------------

HOW TO PURCHASE SHARES OF THE FUNDS

Investors may select among these classes of shares:

CLASS A SHARES

The price is the net asset value plus the initial sales charge; the maximum sales charge is 4% of the public offering price (3% for Low Duration Income
Fund). Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares.

CLASS B SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class B shares. As a result, 100% of their purchase is immediately invested. However, Class B shares have higher ongoing expenses than Class A shares. Depending upon how long they own the shares, investors may have to pay a sales charge when they sell Class B shares. This sales charge is called a "contingent deferred sales charge" and applies when investors sell their Class B shares within six years after purchase (four years for Low Duration Fund). After six years, Class B shares convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge.

CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares. As a result, 100% of their purchase is immediately invested. However, Class C shares have higher ongoing expenses than Class A shares. A contingent deferred sales charge of 0.75% is charged on shares sold within one year of purchase. Class C shares never convert to any other class of shares.


                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                                 Expense Table
-------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in Class A, B and C shares of the Funds. Expenses shown below represent those incurred for the most recent fiscal year, except that, for Strategic Income Fund, expenses are annualized for the 10 months ended November 30, 1996.

                                                     CLASS A  CLASS B  CLASS C
SHAREHOLDER TRANSACTION EXPENSES                     -------  -------  -------
ALL FUNDS
Maximum Sales Charge on Purchases of Shares (as a %
 of offering price)................................. 4%(/1/)     None   None
Sales Charge on Reinvested Dividends (as a % of of-
 fering price)......................................    None     None   None
Maximum Contingent Deferred Sales Charge (as a % of
 offering price or net asset value at the time of
 sale, whichever is less)...........................    None  5%(/1/)   0.75%
Exchange Fees.......................................    None     None   None
-------
/(1)/3% for Low Duration Income Fund


ANNUAL FUND OPERATING EXPENSES (as a % of average
 net assets)
                                                     CLASS A  CLASS B  CLASS C
                                                     -------  -------  -------
U.S. GOVERNMENT INCOME FUND
Management Fees.....................................    0.50%    0.50%  0.50%
12b-1 Fees..........................................    0.25     1.00   0.75
Other Expenses......................................    0.19     0.20   0.20
                                                     -------  -------   ----
Total Operating Expenses............................    0.94%    1.70%  1.45%
                                                     =======  =======   ====
LOW DURATION INCOME FUND
Management Fees.....................................    0.50%    0.50%  0.50%
12b-1 Fees..........................................    0.25     1.00   0.75
Other Expenses......................................    0.46     0.53   0.55
                                                     -------  -------   ----
Total Operating Expenses............................    1.21%    2.03%  1.80%
                                                     =======  =======   ====
INVESTMENT GRADE INCOME FUND
Management Fees.....................................    0.50%    0.50%  0.50%
12b-1 Fees..........................................    0.25     1.00   0.75
Other Expenses......................................    0.19     0.18   0.19
                                                     -------  -------   ----
Total Operating Expenses............................    0.94%    1.68%  1.44%
                                                     =======  =======   ====
HIGH INCOME FUND
Management Fees.....................................    0.50%    0.50%  0.50%
12b-1 Fees..........................................    0.25     1.00   0.75
Other Expenses......................................    0.21     0.21   0.22
                                                     -------  -------   ----
Total Operating Expenses............................    0.96%    1.71%  1.47%
                                                     =======  =======   ====
STRATEGIC INCOME FUND
Management Fees.....................................    0.75%    0.75%  0.75%
12b-1 Fees..........................................    0.25     1.00   0.75
Other Expenses......................................    0.89     0.88   0.88
                                                     -------  -------   ----
Total Operating Expenses............................    1.89%    2.63%  2.38%
                                                     =======  =======   ====

                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                                 Expense Table
                                  (Continued)
-------------------------------------------------------------------------------

 CLASS A SHARES: Sales charge waivers and a reduced sales charge purchase plan are available. Purchases of $1 million or more are not subject to an initial sales charge. However, if an investor sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.
 CLASS B SHARES: Sales charge waivers are available. The maximum 5% contingent deferred sales charge (3% for Low Duration Income Fund) applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years (four years for Low Duration Income Fund).
 CLASS C SHARES: If an investor sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.

12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. 12b-1 fees have two components, as follows:

                                                         CLASS A CLASS B CLASS C
                                                         ------- ------- -------
12b-1 service fees......................................  0.25%   0.25%   0.25%
12b-1 distribution fees.................................  0.00    0.75    0.50

For more information, see "Management" and "Flexible Pricing (SM)."

EXAMPLES OF EFFECT OF FUND EXPENSES

The following examples should assist investors in understanding various costs and expenses they would incur as shareholders of a Fund. The assumed 5% annual return shown in the examples is required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF A FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in a Fund, assuming a 5% annual return:

U.S. GOVERNMENT INCOME FUND

EXAMPLE                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                         ------ ------- ------- --------
Class A........................................  $54     $74    $ 95     $155
Class B (Assuming sale of all shares at end of
 period).......................................  $67     $84    $112     $162
Class B (Assuming no sale of shares)...........  $17     $54    $ 92     $162
Class C (Assuming sale of all shares at end of
 period).......................................  $25     $46    $ 79     $174
Class C (Assuming no sale of shares)...........  $15     $46    $ 79     $174

LOW DURATION INCOME FUND

EXAMPLE                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                         ------ ------- ------- --------
Class A........................................  $42     $67    $ 95     $172
Class B (Assuming sale of all shares at end of
 period).......................................  $51     $84    $109     $195
Class B (Assuming no sale of shares)...........  $21     $64    $109     $195
Class C (Assuming sale of all shares at end of
 period).......................................  $26     $57    $ 97     $212
Class C (Assuming no sale of shares)...........  $18     $57    $ 97     $212

                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                                 Expense Table
                                  (Continued)
--------------------------------------------------------------------------------

INVESTMENT GRADE INCOME FUND

EXAMPLE                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                         ------ ------- ------- --------
Class A........................................  $49     $69     $90     $151
Class B (Assuming sale of all shares at end of
 period).......................................  $67     $83    $111     $161
Class B (Assuming no sale of shares)...........  $17     $53     $91     $161
Class C (Assuming sale of all shares at end of
 period).......................................  $22     $46     $79     $172
Class C (Assuming no sale of shares)...........  $15     $46     $79     $172

HIGH INCOME FUND

EXAMPLE                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                         ------ ------- ------- --------
Class A........................................  $49     $69     $91     $153
Class B (Assuming sale of all shares at end of
 period).......................................  $67     $84    $113     $164
Class B (Assuming no sale of shares)...........  $17     $54     $93     $164
Class C (Assuming sale of all shares at end of
 period).......................................  $22     $46     $80     $176
Class C (Assuming no sale of shares)...........  $15     $46     $80     $176

STRATEGIC INCOME FUND

EXAMPLE                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                         ------ ------- ------- --------
Class A........................................  $58     $97    $138     $252
Class B (Assuming sale of all shares at end of
 period).......................................  $77    $112    $160     $262
Class B (Assuming no sale of shares)...........  $27     $82    $140     $262
Class C (Assuming sale of all shares at end of
 period).......................................  $32     $74    $127     $272
Class C (Assuming no sale of shares)...........  $24     $74    $127     $272

 ASSUMPTIONS MADE IN THE EXAMPLES

 . ALL CLASSES: Reinvestment of all dividends and other distributions;
   percentage amounts listed under "Annual Fund Operating Expenses" remain the same for years shown.
 . CLASS A SHARES: Deduction of the maximum 4% initial sales charge at the time of purchase (3% for Low Duration Income Fund).
 . CLASS B SHARES: Deduction of the maximum applicable contingent deferred sales charge at the time of sale, which declines over a period of six years (four years for Low Duration Income Fund). Ten-year figures assume that Class B shares convert to Class A shares at the end of the sixth year.
 . CLASS C SHARES: Deduction of a 0.75% contingent deferred sales charge for sales of shares within one year of purchase.

                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                              -------------------




                      [THIS PAGE INTENTIONALLY LEFT BLANK]




                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 9

-------------------------------------------------------------------------------
                              -------------------
PaineWebberU.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund       Strategic Income Fund
                             Financial Highlights
-------------------------------------------------------------------------------
                                  ----------
U.S. GOVERNMENT INCOME FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1996 and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information in the table below relating to each of the five years in the period ended November 30, 1996, have been audited by Ernst & Young LLP. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. The information appearing below for the periods prior to the year ended November 30, 1992 also has been audited by Ernst & Young LLP, whose reports thereon were unqualified.

                                            U.S. GOVERNMENT INCOME FUND
                             --------------------------------------------------------------
                                                    CLASS A
                             --------------------------------------------------------------
                                           FOR THE YEARS ENDED NOVEMBER 30,
                             --------------------------------------------------------------
                               1996      1995         1994       1993      1992      1991
                             --------  --------     --------   --------  --------  --------
Net asset value,
 beginning of period....     $   9.12  $   8.50     $  10.03   $   9.98  $   9.97  $   9.47
                             --------  --------     --------   --------  --------  --------
Net investment income...         0.55      0.58         0.60       0.67      0.75      0.77
Net realized and unrealized
 gains  (losses) from
 investments............        (0.26)     0.62        (1.53)      0.05      0.01      0.49
                             --------  --------     --------   --------  --------  --------
Net increase (decrease)
 from investment
 operations.............         0.29      1.20        (0.93)      0.72      0.76      1.26
                             --------  --------     --------   --------  --------  --------
Dividends from net
 investment income......        (0.55)    (0.58)       (0.60)     (0.67)    (0.75)    (0.76)
Distributions from net
 realized gains from
 investment
 transactions...........          --        --           --         --        --        --
Return of capital.......          --        --           --         --        --        --
                             --------  --------     --------   --------  --------  --------
Total dividends and
 distributions to
 shareholders...........        (0.55)    (0.58)       (0.60)     (0.67)    (0.75)    (0.76)
                             --------  --------     --------   --------  --------  --------
Net asset value, end of
 period.................     $   8.86  $   9.12     $   8.50   $  10.03  $   9.98  $   9.97
                             ========  ========     ========   ========  ========  ========
Total investment
 return (1).............         3.39%    14.70%       (9.62)%     7.38%     7.92%    13.80%
                             ========  ========     ========   ========  ========  ========
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........     $343,836  $430,285     $428,722   $648,923  $703,198  $737,189
Expenses to average net
 assets.................         0.94%     1.03%(2)     0.95%      0.91%     0.93%     0.87%
Net investment income to
 average net assets.....         6.24%     6.65%(2)     6.48%      6.60%     7.42%     7.94%
Portfolio turnover rate.          359%      206%         358%        83%       28%       71%

-------


                                            U.S. GOVERNMENT INCOME FUND
                                     ------------------------------------------
                                                     CLASS A
                                     ------------------------------------------
                                           FOR THE YEARS ENDED NOVEMBER 30,
                                     ------------------------------------------
                                       1990      1989       1988        1987
                                     --------  --------  ----------  ----------
Net asset value,
 beginning of period....             $   9.51  $   9.28  $     9.31  $    10.27
                                     --------  --------  ----------  ----------
Net investment income...                 0.76      0.80        0.80        0.81
Net realized and unrealized
 gains  (losses) from
 investments............                (0.05)     0.23         --        (0.85)
                                     --------  --------  ----------  ----------
Net increase (decrease)
 from investment
 operations.............                 0.71      1.03        0.80       (0.04)
                                     --------  --------  ----------  ----------
Dividends from net
 investment income......                (0.75)    (0.80)      (0.80)      (0.85)
Distributions from net
 realized gains from
 investment
 transactions...........                  --        --          --        (0.07)
Return of capital.......                  --        --        (0.03)        --
                                     --------  --------  ----------  ----------
Total dividends and
 distributions to
 shareholders...........                (0.75)    (0.80)      (0.83)      (0.92)
                                     --------  --------  ----------  ----------
Net asset value, end of
 period.................             $   9.47  $   9.51  $     9.28  $     9.31
                                     ========  ========  ==========  ==========
Total investment
 return (1).............                 8.36%    11.66%       8.93%      (0.21)%
                                     ========  ========  ==========  ==========
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........             $795,240  $963,226  $1,279,535  $2,018,208
Expenses to average net
 assets.................                 0.66%     0.72%       0.67%       0.68%
Net investment income to
 average net assets.....                 8.57%     8.82%       8.83%       8.44%
Portfolio turnover rate.                   34%      125%        302%         98%



#Commencement of issuance of shares

*Annualized


(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

(2) These ratios include non-recurring reorganization expenses of 0.03%.

                              Prospectus Page 10

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                                      U.S. GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
                        CLASS B                                                       CLASS C
----------------------------------------------------------------- -------------------------------------------------------
                 FOR THE                           FOR THE PERIOD             FOR THE                      FOR THE PERIOD
               YEARS ENDED                         JULY 1, 1991#            YEARS ENDED                    JULY 2, 1992#
              NOVEMBER 30,                               TO                 NOVEMBER 30,                         TO
-------------------------------------------------   NOVEMBER 30,  ---------------------------------------   NOVEMBER 30,
 1996     1995        1994       1993      1992         1991       1996     1995        1994       1993         1992
-------  -------     -------   --------  --------  -------------- -------  -------     -------   --------  --------------
$  9.12  $  8.50     $ 10.03   $   9.98  $   9.98     $  9.59     $  9.11  $  8.49     $ 10.02   $   9.98     $  10.13
-------  -------     -------   --------  --------     -------     -------  -------     -------   --------     --------
   0.48     0.51        0.53       0.60      0.67        0.29        0.50     0.53        0.55       0.62         0.25
  (0.25)    0.63       (1.53)      0.05      0.01        0.39       (0.25)    0.63       (1.53)      0.04        (0.15)
-------  -------     -------   --------  --------     -------     -------  -------     -------   --------     --------
   0.23     1.14       (1.00)      0.65      0.68        0.68        0.25     1.16       (0.98)      0.66         0.10
-------  -------     -------   --------  --------     -------     -------  -------     -------   --------     --------
  (0.48)   (0.52)      (0.53)     (0.60)    (0.68)      (0.29)      (0.50)   (0.54)      (0.55)     (0.62)       (0.25)
    --       --          --         --        --          --          --       --          --         --           --
    --       --          --         --        --          --          --       --          --         --           --
-------  -------     -------   --------  --------     -------     -------  -------     -------   --------     --------
  (0.48)   (0.52)      (0.53)     (0.60)    (0.68)      (0.29)      (0.50)   (0.54)      (0.55)     (0.62)       (0.25)
-------  -------     -------   --------  --------     -------     -------  -------     -------   --------     --------
$  8.87  $  9.12     $  8.50   $  10.03  $   9.98     $  9.98     $  8.86  $  9.11     $  8.49   $  10.02     $   9.98
=======  =======     =======   ========  ========     =======     =======  =======     =======   ========     ========
   2.72%   13.81%     (10.31)%     6.57%     6.98%       6.78%       2.98%   14.12%     (10.08)%     6.75%        0.62%
=======  =======     =======   ========  ========     =======     =======  =======     =======   ========     ========
$61,873  $82,469     $99,581   $161,158  $132,357     $23,532     $37,754  $53,832     $68,400   $143,473     $127,026
   1.70%    1.81%(2)    1.72%      1.66%     1.67%       1.68%*      1.45%    1.55%(2)    1.45%      1.40%        1.44%*
   5.47%    5.88%(2)    5.71%      5.79%     6.38%       6.40%*      5.74%    6.17%(2)    5.99%      6.06%        6.13%*
    359%     206%        358%        83%       28%         71%        359%     206%        358%        83%          28%

                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                             Financial Highlights
                                  (Continued)
-------------------------------------------------------------------------------

LOW DURATION INCOME FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1996, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the tables below, have been audited by Ernst & Young LLP. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.

                                                    LOW DURATION INCOME FUND
                     -------------------------------------------------------------------------------------
                                    CLASS A                                    CLASS B
                     -------------------------------------------- ----------------------------------------
                                                       FOR THE                                  FOR THE
                                                        PERIOD                                   PERIOD
                        FOR THE YEARS ENDED          MAY 3, 1993#  FOR THE YEARS ENDED        MAY 3, 1993#
                           NOVEMBER 30,                   TO          NOVEMBER 30,                 TO
                     ---------------------------     NOVEMBER 30, -----------------------     NOVEMBER 30,
                      1996      1995      1994           1993      1996    1995    1994           1993
                     -------  --------  --------     ------------ ------  ------  -------     ------------
Net asset value,
 beginning of
 period.........     $  2.34  $   2.25  $   2.48       $   2.50   $ 2.34  $ 2.25  $  2.48       $  2.50
                     -------  --------  --------       --------   ------  ------  -------       -------
Net investment
 income.........        0.14      0.13      0.12           0.07     0.12    0.11     0.10          0.06
Net realized and
 unrealized
 gains (losses)
 from
 investments,
 futures and
 options........        0.01      0.09     (0.29)         (0.02)    0.01    0.09    (0.29)        (0.02)
                     -------  --------  --------       --------   ------  ------  -------       -------
Net increase
 (decrease) in
 net asset value
 from
 operations.....        0.15      0.22     (0.17)          0.05     0.13    0.20    (0.19)         0.04
                     -------  --------  --------       --------   ------  ------  -------       -------
Dividends from
 net investment
 income.........       (0.14)    (0.13)    (0.12)         (0.07)   (0.12)  (0.11)   (0.10)        (0.06)
                     -------  --------  --------       --------   ------  ------  -------       -------
Contribution to
 capital from
 adviser........         --        --       0.06            --       --      --      0.06           --
                     -------  --------  --------       --------   ------  ------  -------       -------
Net asset value,
 end of period..     $  2.35  $   2.34  $   2.25       $   2.48   $ 2.35  $ 2.34  $  2.25       $  2.48
                     =======  ========  ========       ========   ======  ======  =======       =======
Total investment
 return(1)......        6.46%    10.25%    (4.50)%**       1.88%    5.60%   9.30%   (5.24)%**      1.47%
                     =======  ========  ========       ========   ======  ======  =======       =======
Ratios/Supplemental
 data:
Net assets, end
 of
 period (000's).     $71,216  $127,961  $158,712       $551,243   $7,716  $9,147  $13,382       $31,706
Expenses to
 average
 net assets(2)..        1.21%     1.15%     0.84%          0.81%*   2.03%   2.02%    1.62%         1.62%*
Net investment
 income to
 average
 net assets(2)..        5.84%     5.89%     5.16%          4.85%*   4.99%   5.03%    4.40%         4.31%*
Portfolio
 turnover rate..         210%      242%      246%            97%     210%    242%     246%           97%


                                  LOW DURATION INCOME FUND
                     ---------------------------------------------
                                      CLASS C
                     ---------------------------------------------
                                                        FOR THE
                                                         PERIOD
                        FOR THE YEARS ENDED           MAY 3, 1993#
                            NOVEMBER 30,                   TO
                     ----------------------------     NOVEMBER 30,
                       1996      1995      1994           1993
                     --------  --------  --------     ------------
Net asset value,
 beginning of
 period.........     $   2.34  $   2.25  $   2.47      $     2.50
                     --------  --------  --------      ----------
Net investment
 income.........         0.12      0.12      0.11            0.06
Net realized and
 unrealized
 gains (losses)
 from
 investments,
 futures and
 options........         0.01      0.09     (0.28)          (0.03)
                     --------  --------  --------      ----------
Net increase
 (decrease) in
 net asset value
 from
 operations.....         0.13      0.21     (0.17)           0.03
                     --------  --------  --------      ----------
Dividends from
 net investment
 income.........        (0.12)    (0.12)    (0.11)          (0.06)
                     --------  --------  --------      ----------
Contribution to
 capital from
 adviser........          --        --       0.06             --
                     --------  --------  --------      ----------
Net asset value,
 end of period..     $   2.35  $   2.34  $   2.25      $     2.47
                     ========  ========  ========      ==========
Total investment
 return(1)......         5.82%     9.60%    (4.99)%**        1.20%
                     ========  ========  ========      ==========
Ratios/Supplemental
 data:
Net assets, end
 of
 period (000's).     $123,203  $180,169  $296,182      $1,186,181
Expenses to
 average
 net assets(2)..         1.80%     1.75%     1.36%           1.35%*
Net investment
 income to
 average
 net assets(2)..         5.22%     5.31%     4.65%           4.52%*
Portfolio
 turnover rate..          210%      242%      246%             97%

-------
 # Commencement of issuance of shares
 * Annualized
** Net of $0.06 contribution of capital from adviser. If such contribution had not been made, the total investment returns would have been (7.02)% for Class A, (7.74)% for Class B and (7.50)% for Class C (formerly Class D)
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2) During the year ended November 30, 1994, Mitchell Hutchins waived a portion of its advisory and administration fees. If such waivers had not been made, the annualized ratios of expenses to average net assets, and net investment income to average net assets, respectively, would have been 0.88% and 5.12% for Class A, 1.66% and 4.35% for Class B, and 1.39% and 4.61% for Class C (formerly Class D).

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 12

--------------------------------------------------------------------------------
                              -------------------




                      [THIS PAGE INTENTIONALLY LEFT BLANK]



                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                             Financial Highlights
                                  (Continued)
-------------------------------------------------------------------------------

INVESTMENT GRADE INCOME FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1996, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the tables below relating to each of the five fiscal years in the period ended November 30, 1996 have been audited by Ernst & Young LLP. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. The information appearing below for the periods prior to the year ended November 30, 1992 also has been audited by Ernst & Young LLP, whose report thereon was unqualified.

                                                        INVESTMENT GRADE INCOME FUND
                          ---------------------------------------------------------------------------------------------------
                                                                   CLASS A
                          ---------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDED NOVEMBER 30,
                          ---------------------------------------------------------------------------------------------------
                            1996      1995      1994       1993      1992      1991      1990      1989      1988      1987
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
Net asset value,
 beginning of period....    $10.68  $   9.67  $  11.08   $  10.38  $  10.17  $   9.50  $   9.82  $   9.53  $   9.42  $  10.74
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
Net investment income...      0.73      0.76      0.77       0.79      0.81      0.82      0.84      0.86      0.83      0.88
Net realized and
 unrealized gains
 (losses) from
 investments............     (0.09)     1.01     (1.41)      0.70      0.22      0.66     (0.33)     0.27      0.10     (1.15)
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
Net increase (decrease)
 from operations........      0.64      1.77     (0.64)      1.49      1.03      1.48      0.51      1.13      0.93     (0.27)
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
Dividends from net
 investment income......     (0.73)    (0.76)    (0.77)     (0.79)    (0.82)    (0.81)    (0.83)    (0.84)    (0.81)    (0.92)
Distributions from net
 realized gains from
 investment
 transactions...........       --        --        --         --        --        --        --        --        --      (0.08)
Return of capital.......       --        --        --         --        --        --        --        --      (0.01)    (0.05)
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
Total dividends and
 distributions to
 shareholders...........     (0.73)    (0.76)    (0.77)     (0.79)    (0.82)    (0.81)    (0.83)    (0.84)    (0.82)    (1.05)
                          --------  --------  --------   --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period.................    $10.59  $  10.68  $   9.67   $  11.08  $  10.38  $  10.17  $   9.50  $   9.82  $   9.53  $   9.42
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  ========
Total investment
 return (1).............      6.33%    18.95%    (5.99)%    14.77%    10.39%    16.17%     5.55%    12.28%    10.24%    (2.69)%
                          ========  ========  ========   ========  ========  ========  ========  ========  ========  ========
Ratios/Supplemental Da-
 ta:
Net assets, end of
 period (000's).........  $229,117  $258,898  $271,553   $204,418  $197,795  $220,216  $225,424  $269,381  $334,106  $543,919
Expenses to average net
 assets.................      0.94%     0.95%     0.97%      0.96%     1.01%     0.91%     0.66%     0.65%     0.70%     0.72%
Net investment income to
 average net assets.....      7.02%     7.42%     7.50%      7.24%     7.81%     8.32%     8.76%     8.96%     8.83%     8.67%
Portfolio turnover rate.       115%      149%      142%        27%       44%       46%       31%       47%       35%       88%

-------
# Commencement of issuance of shares
* Annualized
(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distribu-tions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. To-tal investment return for periods of less than one year has not been annualized.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 14

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                                   INVESTMENT GRADE INCOME FUND
--------------------------------------------------------------------------------------------------------------
                       CLASS B                                                 CLASS C
----------------------------------------------------------- --------------------------------------------------
                                                 FOR THE                                            FOR THE
                FOR THE                          PERIOD                 FOR THE                     PERIOD
              YEARS ENDED                     JULY 1, 1991#           YEARS ENDED                JULY 2, 1992#
             NOVEMBER 30,                          TO                NOVEMBER 30,                     TO
--------------------------------------------  NOVEMBER 30,  -----------------------------------  NOVEMBER 30,
 1996     1995     1994      1993     1992        1991       1996     1995     1994      1993        1992
-------  -------  -------   -------  -------  ------------- -------  -------  -------   -------  -------------
 $10.67  $  9.67  $ 11.07   $ 10.38  $ 10.17     $ 9.79      $10.69  $  9.67  $ 11.08   $ 10.38     $ 10.48
-------  -------  -------   -------  -------     ------     -------  -------  -------   -------     -------
   0.65     0.68     0.69      0.71     0.73       0.31        0.68     0.70     0.72      0.74        0.28
  (0.09)    1.00    (1.40)     0.69     0.22       0.38       (0.09)    1.01    (1.41)     0.70       (0.10)
-------  -------  -------   -------  -------     ------     -------  -------  -------   -------     -------
   0.56     1.68    (0.71)     1.40     0.95       0.69        0.59     1.71    (0.69)     1.44        0.18
-------  -------  -------   -------  -------     ------     -------  -------  -------   -------     -------
  (0.65)   (0.68)   (0.69)    (0.71)   (0.74)     (0.31)      (0.68)   (0.70)   (0.72)    (0.74)      (0.28)
    --       --       --        --       --         --          --       --       --        --          --
    --       --       --        --       --         --          --       --       --        --          --
-------  -------  -------   -------  -------     ------     -------  -------  -------   -------     -------
  (0.65)   (0.68)   (0.69)    (0.71)   (0.74)     (0.31)      (0.68)   (0.70)   (0.72)    (0.74)      (0.28)
-------  -------  -------   -------  -------     ------     -------  -------  -------   -------     -------
 $10.58  $ 10.67  $  9.67   $ 11.07  $ 10.38     $10.17      $10.59  $ 10.68  $  9.67   $ 11.08     $ 10.38
=======  =======  =======   =======  =======     ======     =======  =======  =======   =======     =======
   5.54%   17.97%   (6.60)%   13.81%    9.56%      6.76%       5.80%   18.37%   (6.40)%   14.21%       1.32%
=======  =======  =======   =======  =======     ======     =======  =======  =======   =======     =======
$58,364  $71,372  $69,359   $52,301  $20,862     $5,368     $32,337  $39,150  $45,473   $47,527     $16,067
   1.68%    1.70%    1.72%     1.70%    1.74%      1.67%*      1.44%    1.45%    1.45%     1.44%       1.49%*
   6.27%    6.67%    6.73%     6.40%    6.88%      6.87%*      6.51%    6.95%    6.99%     6.61%       6.83%*
    115%     149%     142%       27%      44%        46%        115%     149%     142%       27%         44%

                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                             Financial Highlights
                                  (Continued)
-------------------------------------------------------------------------------

HIGH INCOME FUND

The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1996, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the tables below relating to each of the five fiscal years in the period ended November 30, 1996 have been audited by Ernst & Young LLP. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. The information appearing below for the periods prior to the year ended November 30, 1992, also has been audited by Ernst & Young LLP, whose reports thereon were unqualified.

                                                              HIGH INCOME FUND
                          -----------------------------------------------------------------------------------------------------
                                                                   CLASS A
                          -----------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDED NOVEMBER 30,
                          -----------------------------------------------------------------------------------------------------
                            1996      1995      1994       1993      1992      1991      1990       1989       1988      1987
                          --------  --------  --------   --------  --------  --------  --------   --------   --------  --------
Net asset value,
 beginning
 of period..............  $   6.96  $   7.14  $   8.73   $   7.92  $   7.30  $   5.61  $   7.47   $   8.60   $   8.94  $  10.46
                          --------  --------  --------   --------  --------  --------  --------   --------   --------  --------
Net investment income...      0.72      0.79      0.86       0.89      0.98      0.98      0.99       1.10       1.18      1.23
Net realized and
 unrealized gains
 (losses) from
 investments............      0.37     (0.17)    (1.59)      0.83      0.61      1.69     (1.88)     (1.15)     (0.33)    (1.39)
                          --------  --------  --------   --------  --------  --------  --------   --------   --------  --------
Net increase (decrease)
 from investment
 operations.............      1.09      0.62     (0.73)      1.72      1.59      2.67     (0.89)     (0.05)      0.85     (0.16)
                          --------  --------  --------   --------  --------  --------  --------   --------   --------  --------
Dividends from net
 investment income......     (0.70)    (0.80)    (0.86)     (0.91)    (0.97)    (0.98)    (0.97)     (1.08)     (1.19)    (1.28)
Distributions from net
 realized gains from
 investment
 transactions...........       --        --        --         --        --        --        --         --         --      (0.08)
                          --------  --------  --------   --------  --------  --------  --------   --------   --------  --------
Total dividends and
 distributions to
 shareholders...........     (0.70)    (0.80)    (0.86)     (0.91)    (0.97)    (0.98)    (0.97)     (1.08)     (1.19)    (1.36)
                          --------  --------  --------   --------  --------  --------  --------   --------   --------  --------
Net asset value, end of
 period.................  $   7.35  $   6.96  $   7.14   $   8.73  $   7.92  $   7.30  $   5.61   $   7.47   $   8.60  $   8.94
                          ========  ========  ========   ========  ========  ========  ========   ========   ========  ========
Total investment return
 (1)....................     16.55%     9.01%    (9.20)%    22.89%    22.99%    51.11%   (12.95)%    (0.76)%     9.81%    (2.28)%
                          ========  ========  ========   ========  ========  ========  ========   ========   ========  ========
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........  $243,564  $248,619  $268,397   $360,281  $279,685  $243,210  $184,990   $322,426   $532,450  $683,692
Expenses to average net
 assets.................      0.96%     0.93%     0.91%      0.93%     0.98%     1.05%     0.85%      0.71%      0.70%     0.67%
Net investment income to
 average net assets.....     10.10%    11.17%    10.43%     10.61%    12.68%    15.12%    15.20%     13.50%     13.55%    12.05%
Portfolio turnover rate.       142%       94%      156%       182%      185%      117%      110%       132%       111%      145%

-------
 # Commencement of issuance of shares
 * Annualized
(1)Total return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; re-sults would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 16

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                                            HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------------------
                        CLASS B                                                    CLASS C
-------------------------------------------------------------- ----------------------------------------------------
                                                    FOR THE
                                                     PERIOD                                              FOR THE
                                                    JULY 1,                                            PERIOD JULY
     FOR THE YEARS ENDED NOVEMBER 30,               1991# TO    FOR THE YEARS ENDED NOVEMBER 30,       2, 1992# TO
------------------------------------------------  NOVEMBER 30, --------------------------------------  NOVEMBER 30,
  1996      1995      1994       1993     1992        1991      1996      1995      1994       1993        1992
--------  --------  --------   --------  -------  ------------ -------  --------  --------   --------  ------------
$   6.95  $   7.14  $   8.72   $   7.91  $  7.29    $  6.85    $  6.97  $   7.15  $   8.74   $   7.92    $  7.80
--------  --------  --------   --------  -------    -------    -------  --------  --------   --------    -------
    0.66      0.74      0.80       0.83     0.92       0.41       0.68      0.76      0.82       0.85       0.33
    0.39     (0.18)    (1.58)      0.82     0.61       0.44       0.38     (0.18)    (1.59)      0.82       0.11
--------  --------  --------   --------  -------    -------    -------  --------  --------   --------    -------
    1.05      0.56     (0.78)      1.65     1.53       0.85       1.06      0.58     (0.77)      1.67       0.44
--------  --------  --------   --------  -------    -------    -------  --------  --------   --------    -------
   (0.65)    (0.75)    (0.80)     (0.84)   (0.91)     (0.41)     (0.67)    (0.76)    (0.82)     (0.85)     (0.32)
     --        --        --         --       --         --         --        --        --         --         --
--------  --------  --------   --------  -------    -------    -------  --------  --------   --------    -------
   (0.65)    (0.75)    (0.80)     (0.84)   (0.91)     (0.41)     (0.67)    (0.76)    (0.82)     (0.85)     (0.32)
--------  --------  --------   --------  -------    -------    -------  --------  --------   --------    -------
$   7.35  $   6.95  $   7.14   $   8.72  $  7.91    $  7.29    $  7.36  $   6.97  $   7.15   $   8.74    $  7.92
========  ========  ========   ========  =======    =======    =======  ========  ========   ========    =======
   15.86%     8.05%    (9.77)%    21.89%   22.07%     11.93%     15.96%     8.45%    (9.62)%    22.19%      5.21%
========  ========  ========   ========  =======    =======    =======  ========  ========   ========    =======
$215,492  $212,946  $235,480   $286,525  $99,645    $18,274    $94,445  $103,911  $115,196   $176,161    $35,992
    1.71%     1.68%     1.64%      1.66%    1.70%      1.73%*     1.47%     1.44%     1.38%      1.39%      1.45%*
    9.34%    10.42%     9.66%      9.69%   11.42%     12.43%*     9.60%    10.63%     9.91%      9.81%     10.67%*
     142%       94%      156%       182%     185%       117%       142%       94%      156%       182%       185%

                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                             Financial Highlights
                                  (Concluded)
-------------------------------------------------------------------------------

STRATEGIC INCOME FUND

The table below provides selected per share data and ratios for one Class A share, one Class B share and one Class C share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Price Waterhouse LLP, independent accountants, which appear in the Fund's Annual Report to Shareholders for the fiscal period ended November 30, 1996, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below, have been audited by Price Waterhouse LLP, independent accountants. Further information about the Fund's performance also is included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.

                                    CLASS A                               CLASS B
                     ------------------------------------- -------------------------------------
                       FOR THE                   FOR THE     FOR THE                   FOR THE
                        PERIOD                   PERIOD       PERIOD                   PERIOD
                     FEBRUARY 1,               FEBRUARY 7, FEBRUARY 1,               FEBRUARY 7,
                         1996     FOR THE YEAR    1994+        1996     FOR THE YEAR    1994+
                       THROUGH       ENDED       THROUGH     THROUGH       ENDED       THROUGH
                     NOVEMBER 30, JANUARY 31,  JANUARY 31, NOVEMBER 30, JANUARY 31,  JANUARY 31,
                         1996        1996**       1995         1996         1996        1995
                     ------------ ------------ ----------- ------------ ------------ -----------
Net asset value,
 beginning of
 period.........        $ 8.99       $ 8.60      $ 10.00     $  8.98      $  8.60      $ 10.00
                        ------       ------      -------     -------      -------      -------
Net investment
 income.........          0.57         0.67         0.74        0.51         0.60         0.66
Net realized and
 unrealized
 gains (losses)
 from
 investments and
 foreign
 currency.......          0.39         0.59        (1.49)       0.39         0.59        (1.47)
                        ------       ------      -------     -------      -------      -------
Net increase
 (decrease) from
 investment
 operations.....          0.96         1.26        (0.75)       0.90         1.19        (0.81)
                        ------       ------      -------     -------      -------      -------
Dividends from
 net investment
 income.........         (0.58)       (0.77)       (0.65)      (0.52)       (0.71)       (0.59)
Distributions
 from net
 realized gains
 from foreign
 currency
 transactions...            --        (0.10)          --          --        (0.10)          --
                        ------       ------      -------     -------      -------      -------
Total dividends
 and
 distributions
 to
 shareholders...         (0.58)       (0.87)       (0.65)      (0.52)       (0.81)       (0.59)
                        ------       ------      -------     -------      -------      -------
Net asset value,
 end of period..        $ 9.37       $ 8.99      $  8.60     $  9.36      $  8.98      $  8.60
                        ======       ======      =======     =======      =======      =======
Total investment
 return(1)......         11.14%       15.27%       (7.61)%     10.46%       14.37%       (8.22)%
                        ======       ======      =======     =======      =======      =======
Ratios/Supplemental
 Data:
Net assets, end
 of period
 (000's)........        $9,944       $9,841      $11,148     $37,249      $40,653      $40,710
Expenses to av-
 erage net as-
 sets...........          1.89%*       1.74%        1.49%*      2.63%*       2.49%        2.24%*
Net investment
 income to
 average
 net assets.....          7.69%*       8.52%        8.06%*      6.93%*       7.77%        7.46%*
Portfolio turn-
 over rate......           101%          91%         117%        101%          91%         117%
                                    CLASS C
                     -------------------------------------
                       FOR THE                   FOR THE
                        PERIOD                   PERIOD
                     FEBRUARY 1,               FEBRUARY 7,
                         1996     FOR THE YEAR    1994+
                       THROUGH       ENDED       THROUGH
                     NOVEMBER 30, JANUARY 31,  JANUARY 31,
                         1996         1996        1995
                     ------------ ------------ -----------
Net asset value,
 beginning of
 period.........       $  8.98      $  8.60      $ 10.00
                     ------------ ------------ -----------
Net investment
 income.........          0.53         0.62         0.69
Net realized and
 unrealized
 gains (losses)
 from
 investments and
 foreign
 currency.......          0.40         0.59        (1.48)
                     ------------ ------------ -----------
Net increase
 (decrease) from
 investment
 operations.....          0.93         1.21        (0.79)
                     ------------ ------------ -----------
Dividends from
 net investment
 income.........         (0.54)       (0.73)       (0.61)
Distributions
 from net
 realized gains
 from foreign
 currency
 transactions...            --        (0.10)          --
                     ------------ ------------ -----------
Total dividends
 and
 distributions
 to
 shareholders...         (0.54)       (0.83)       (0.61)
                     ------------ ------------ -----------
Net asset value,
 end of period..       $  9.37      $  8.98      $  8.60
                     ============ ============ ===========
Total investment
 return(1)......         10.80%       14.63%       (8.02)%
                     ============ ============ ===========
Ratios/Supplemental
 Data:
Net assets, end
 of period
 (000's)........       $17,101      $19,232      $21,208
Expenses to av-
 erage net as-
 sets...........          2.38%*       2.24%        1.98%*
Net investment
 income to
 average
 net assets.....          7.19%*       8.03%        7.62%*
Portfolio turn-
 over rate......           101%          91%         117%

-------
+ Commencement of issuance of shares
* Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
** Amounts for net investment income and net realized and unrealized gains
   (losses) from investments and foreign currency have been restated to conform to the November 30, 1996, presentation.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 18

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                       Investment Objectives & Policies
-------------------------------------------------------------------------------

The Funds' investment objectives may not be changed without shareholder approval. Except where noted, their other investment policies are not fundamental and may be changed by the Funds' boards. See "The Funds' Investments" for more information about specific investments each Fund may make.

U.S. GOVERNMENT INCOME FUND AND LOW DURATION INCOME FUND

U.S. Government Income Fund's investment objective is to provide high income consistent with the preservation of capital and liquidity. Low Duration Income Fund's investment objective is to achieve the highest level of income consistent with the preservation of capital and low volatility of net asset value.

Low Duration Income Fund seeks to limit (but not eliminate) the volatility of net asset value by normally maintaining an overall portfolio duration of from 1 to 3 years. U.S. Government Income Fund has no fixed portfolio duration policy. "Duration" is a measure of the expected life of a fixed income security on a present value basis.

Each Fund normally invests at least 65% of its total assets in U.S. government bonds (including mortgage-backed securities) and repurchase agreements with respect to them. Each Fund also may invest up to 35% of its total assets in privately issued mortgage-backed and asset-backed securities that, at the time of purchase, are rated in the highest rating category by a nationally recognized rating agency, such as Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"), or if unrated, are considered to be of comparable quality by Mitchell Hutchins or, for Low Duration Income Fund, PIMCO.

Each Fund has a fundamental policy of normally concentrating at least 25% of its total assets in U.S. government and privately issued mortgage- and asset-backed securities. This policy has the effect of increasing each Fund's exposure to the risks of these securities and might cause the Fund's net asset value to fluctuate more than otherwise would be the case. Some types of mortgage- and asset-backed securities, including "interest-only," "principal-only" and inverse floating rate classes of these securities, can be extremely volatile and may become illiquid. Low Duration Income Fund does not invest in these classes of mortgage-backed securities.

INVESTMENT GRADE INCOME FUND

Investment Grade Income Fund's objective is to provide high current income consistent with the preservation of capital and liquidity. The Fund normally invests at least 65% of its total assets in U.S. government and investment grade corporate bonds, including mortgage-backed securities. The Fund also may invest up to 35% of its total assets in the following: (1) corporate bonds that are below investment grade; (2) preferred stocks; (3) convertible securities; (4) asset-backed securities other than mortgage-backed securities;
(5) commercial paper or variable amount master notes whose issuers, at the time the security is purchased by the Fund, have outstanding either long-term bonds that are rated investment grade by S&P or Moody's or commercial paper rated in the highest rating category by S&P or Moody's; and (6) other money market instruments, including repurchase agreements.

Investment grade bonds are bonds that, at the time of purchase, are rated in one of the four highest rating categories by a nationally recognized rating agency, such as S&P or Moody's, or if unrated, are considered to be of comparable quality by Mitchell Hutchins.

The Fund's ability to invest in mortgage- and asset-backed securities is limited. The Fund may invest in mortgage-backed securities only if they are U.S. government issued or guaranteed or if, at the time of purchase, they are investment grade. The Fund may invest in other asset-backed securities only if, at the time of purchase, they are rated in one of the two highest rating categories by S&P or Moody's. Also, the Fund may not invest more than 10% of its total assets in interest-only and principal-only classes of mortgage-backed securities.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 19

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

Up to 20% of the Fund's net assets may be invested in certain foreign securities. These are: (1) U.S. dollar-denominated securities of foreign issuers or of foreign branches of U.S. banks that are traded in the U.S. securities markets; and (2) securities that are U.S. dollar-denominated but whose value is linked to the value of foreign currencies.

HIGH INCOME FUND

High Income Fund's investment objective is to provide high income. The Fund normally invests at least 65% of its total assets in high yield, high risk, income producing, corporate bonds that, at the time of purchase, are rated B or better by S&P or Moody's, are comparably rated by another nationally recognized rating agency or, if unrated, are considered to be of comparable quality by Mitchell Hutchins. The Fund may include in this 65% of its total assets any equity securities (including common stocks and rights and warrants for equity securities) that are attached to corporate bonds or are part of a unit including corporate bonds, so long as the corporate bonds meet these quality requirements. The Fund also may invest up to 35% of its total assets in (1) bonds that are rated below B or comparable unrated bonds; (2) U.S. government bonds; (3) equity securities (including common stocks, warrants and rights); and (4) money market instruments, including repurchase agreements.

Up to 25% of the Fund's total assets may be invested in bonds and equity securities that are not paying current income. The Fund may purchase these securities if Mitchell Hutchins believes that they have a potential for capital appreciation.

Up to 35% of the Fund's net assets may be invested in securities of foreign issuers. However, no more than 10% of the Fund's net assets may be invested in securities of foreign issuers that are denominated and traded in currencies other than the U.S. dollar.

STRATEGIC INCOME FUND

Strategic Income Fund's primary investment objective is to achieve a high level of current income. As a secondary objective, it seeks capital appreciation. The Fund strategically allocates its investments among three distinct bond market categories: (1) U.S. government and investment grade corporate bonds, including mortgage- and asset-backed securities; (2) U.S. high yield, high risk corporate bonds, including convertible bonds, and preferred stock; and (3) foreign and emerging market bonds. A portion of the Fund's assets normally is invested in each of these investment sectors. However, the Fund has the flexibility at any time to invest all or substantially all of its assets in any one sector.

The Fund may invest in high yield, high risk bonds that are rated as low as D by S&P or C by Moody's.

The foreign and emerging market bonds in which the Fund may invest include:
(1) government bonds, including Brady bonds and other sovereign debt, and bonds issued by multi-national institutions such as the International Bank for Reconstruction and Development and the International Monetary Fund; (2) corporate bonds and preferred stock issued by entities located in foreign countries, or denominated in or indexed to foreign currencies; and (3) interests in securitized or restructured foreign loans, bonds or preferred stock. The Fund may invest without limit in securities of issuers located in any country in the world, including both industrialized and emerging market countries. The Fund generally is not restricted in the portion of its assets that may be invested in a single country or region, but the Fund's assets normally are invested in issuers located in at least three countries. No more than 25% of the Fund's total assets are invested in securities issued or guaranteed by any single government. The Fund may invest in foreign and emerging market bonds that do not meet any minimum credit rating standard or that are unrated.

The Fund may invest up to 10% of its total assets in preferred stock of U.S. and foreign issuers. It also may acquire equity securities (including common stocks and rights and warrants for equity securities, bonds and commodities) when attached to bonds or as part of a unit including bonds or in connection with a conversion or exchange of bonds. The Fund also may invest without limit in certificates of deposit issued by banks and savings associations and in banker's acceptances.

The Fund normally invests a least 65% of its total assets in income producing securities, including zero coupon bonds, other securities that are issued with original issue discount ("OID") and payment-in-kind ("PIK") securities. The Fund's investments in zero coupon bonds are limited to 35% of its total assets. There is no limit on the Fund's investments in other OID securities or PIK securities.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 20

-------------------------------------------------------------------------------
                              -------------------
PaineWebberU.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund       Strategic Income Fund
-------------------------------------------------------------------------------

                        Investment Philosophy & Process

-------------------------------------------------------------------------------
                                  ----------
U.S. GOVERNMENT INCOME FUND
INVESTMENT GRADE INCOME FUND

In selecting investments for the these Funds, Mitchell Hutchins relies on the expertise of its team of analysts and portfolio managers. The Mitchell Hutchins team uses a "top-down" investment process for each Fund. The process consists of three fundamental steps: to determine portfolio duration, to select sectors appropriate for Fund investment, and to analyze and purchase individual securities. Duration is a measure of the expected life of a security on a present value basis. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Sector selection is determined by analyzing the spreads between various types of fixed income securities in which the Fund may invest. Finally, security selection is established by performing an analysis of both credit quality and structure of individual issues. All aspects of the Mitchell Hutchins investment process rely on solid economic, credit, quantitative and market research. Mitchell Hutchins believes that the fixed income markets offer opportunities for active management to increase portfolio value.

LOW DURATION INCOME FUND

PIMCO structures the portfolio of Low Duration Income Fund to maintain, under normal circumstances, an overall portfolio duration of from 1 to 3 years. PIMCO uses economic forecasting, interest rate anticipation, credit and call risk analysis, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. economy, the financial markets and other factors.

HIGH INCOME FUND

In seeking the Fund's investment objective, to seek high income, Mitchell Hutchins relies on the expertise of its portfolio manager and its team of analysts to select investments for the Fund. Security selection is achieved after an investment process which includes both credit selection and sector selection as well as overall market analysis. All aspects of this process rely on solid qualitative and quantitative research. Mitchell Hutchins believes that the high yield fixed income market offers opportunities for active management to increase portfolio value.

STRATEGIC INCOME FUND

Mitchell Hutchins believes that investors may be able to achieve superior returns through a flexible allocation of investments in several different sectors of the fixed income market. Strategic Income Fund has the flexibility to allocate its assets strategically among its three investment sectors.

Each of these sectors generally reacts differently to interest rate changes and reacts in different ways or at different times to different economic events. This means that when one sector underperforms the market as a whole, another sector may perform at roughly the same level as the market, while the third sector may outperform the market. Mitchell Hutchins believes that the relative investment opportunities and risks presented by securities in these sectors will vary so that, over time, securities in one or more of Strategic Income Fund's three sectors will become undervalued relative to the risks presented. Accordingly, the relative investment performance of these investments will change over time, and the best performing sector frequently will change from year to year.

Mitchell Hutchins seeks to take advantage of these changes in relative performance by allocating a greater proportion of Strategic Income Fund's assets in those investment sectors that is believes are undervalued. Allocations among the sectors and investment decisions with respect to each sector are made by investment management team comprised of a Fund allocation manager and individual sector managers. The Fund's allocation manager determines sector percentage allocations based upon advice from each sector manager as to the market considerations applicable to his sector. Decisions as to investments within each sector are made by the sector manager based on market outlook, investment research, geographic analysis and forecasts regarding currency and interest rates.

                              Prospectus Page 21

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

-------------------------------------------------------------------------------

                                  Performance

-------------------------------------------------------------------------------

These charts show the total returns for each calendar year for the Funds. Sales charges have not been deducted from total returns shown in the charts. Returns would be lower if sales charges were deducted. Past results are not a guarantee of future results.

Total returns, both before and after deducting the maximum sales charges, are shown below in the tables that follow the performance charts.

U.S. GOVERNMENT INCOME FUND

                           [BAR GRAPH APPEARS HERE]

The inception date for Class B shares was July 1, 1991; thus, the 1991 return for Class B shares represents the period from July 1, 1991 through December 31, 1991. The inception date for Class C shares was July 2, 1992; thus, the 1992 return for Class C shares represents the period from July 2, 1992 through December 31, 1992.

AVERAGE ANNUAL RETURNS
As of November 30, 1996

                                   CLASS A SHARES CLASS B SHARES CLASS C SHARES
                                   -------------- -------------- --------------
Inception Date....................    8/31/84         7/1/91         7/2/92
ONE YEAR
 Before deducting maximum sales
  charges.........................     3.39%          2.72%          2.98%
 After deducting maximum sales
  charges.........................    (0.75)%        (2.28)%         2.23%
FIVE YEARS
 Before deducting maximum sales
  charges.........................     4.43%          3.63%           N/A
 After deducting maximum sales
  charges.........................     3.57%          3.28%           N/A
TEN YEARS (OR LIFE)
 Before deducting maximum sales
  charges.........................     6.39%          4.60%          2.91%
 After deducting maximum sales
  charges.........................     5.96%          4.45%          2.91%

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 22

--------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

LOW DURATION INCOME FUND

                           [BAR GRAPH APPEARS HERE]

The inception date for Class A, B and C shares was May 3, 1993; thus, 1993 returns represent the period from May 3, 1993 through December 31, 1993. The Fund's performance in 1994 reflects a capital contribution made by Mitchell Hutchins that year and waivers by Mitchell Hutchins of a portion of its advisory and administrative fees. Absent the capital contribution and fee waivers, the Fund's performance in 1994 would have been lower. PIMCO assumed sub-advisory responsibilities for the Fund in October 1994.

AVERAGE ANNUAL RETURNS
As of November 30, 1996

                                   CLASS A SHARES CLASS B SHARES CLASS C SHARES
                                   -------------- -------------- --------------
Inception Date....................  May 3, 1993    May 3, 1993    May 3, 1993
ONE YEAR
 Before deducting maximum sales
  charges.........................        6.46%          5.60%          5.82%
 After deducting maximum sales
  charges.........................        3.37%          2.60%          5.07%
LIFE
 Before deducting maximum sales
  charges.........................        3.78%          2.95%          3.21%
 After deducting maximum sales
  charges.........................        2.87%          2.69%          3.21%

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 23

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

INVESTMENT GRADE INCOME FUND

                           [BAR GRAPH APPEARS HERE]

The inception date for Class B shares was July 1, 1991; thus, the 1991 return for Class B shares represents the period from July 1, 1991 through December 31, 1991. The inception date for Class C shares was July 2, 1992; thus, the 1992 return for Class C shares was for the period from July 2, 1992 through December 31, 1992.

AVERAGE ANNUAL RETURNS

As of November 30, 1996

                                   CLASS A SHARES CLASS B SHARES CLASS C SHARES
                                   -------------- -------------- --------------
Inception Date....................    8/31/84         7/1/91         7/2/92
ONE YEAR
 Before deducting maximum sales
  charges.........................      6.33%         5.54%          5.80%
 After deducting maximum sales
  charges.........................      2.03%         0.54%          5.05%
FIVE YEARS
 Before deducting maximum sales
  charges.........................      8.53%         7.70%           N/A
 After deducting maximum sales
  charges.........................      7.66%         7.41%           N/A
TEN YEARS (OR LIFE)
 Before deducting maximum sales
  charges.........................      8.32%         12.24%         8.96%
 After deducting maximum sales
  charges.........................      7.88%         12.35%         8.96%

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 24

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

HIGH INCOME FUND

                           [BAR GRAPH APPEARS HERE]

The inception date for Class B shares was July 1, 1991; thus, the 1991 return for Class B shares represents the period from July 1, 1991 through December 31, 1991. The inception date for Class C shares was July 2, 1992; thus, the 1992 return for Class C shares was for the period from July 2, 1992 through December 31, 1992.

AVERAGE ANNUAL RETURNS
As of November 30, 1996

                                   CLASS A SHARES CLASS B SHARES CLASS C SHARES
                                   -------------- -------------- --------------
Inception Date....................    8/31/84         7/1/91         7/2/92
ONE YEAR
 Before deducting maximum sales
  charges.........................     16.55%         15.86%         15.96%
 After deducting maximum sales
  charges.........................     11.89%         10.86%         15.21%
FIVE YEARS
 Before deducting maximum sales
  charges.........................     11.75%         10.93%          N/A
 After deducting maximum sales
  charges.........................     10.85%         10.66%          N/A
TEN YEARS (OR LIFE)
 Before deducting maximum sales
  charges.........................      9.30%          8.39%          7.12%
 After deducting maximum sales
  charges.........................      8.85%          8.06%          7.12%

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 25

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

STRATEGIC INCOME FUND

                           [BAR GRAPH APPEARS HERE]

The inception date for Class A, B and C shares was February 7, 1994; thus, the 1994 returns represent the period from February 7, 1994 through December 31, 1994.

AVERAGE ANNUAL RETURNS
As of November 30, 1996

                                   CLASS A SHARES CLASS B SHARES CLASS C SHARES
                                   -------------- -------------- --------------
Inception Date....................     2/7/94         2/7/94         2/7/94
ONE YEAR
 Before deducting maximum sales
  charges.........................     15.60%         14.69%         15.07%
 After deducting maximum sales
  charges.........................     10.96%          9.69%         14.32%
LIFE
 Before deducting maximum sales
  charges.........................      6.18%          5.40%          5.68%
 After deducting maximum sales
  charges.........................      4.63%          4.42%          5.68%

                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

PERFORMANCE INFORMATION

The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized return for Class A shares of the Funds reflects deduction of the Funds' maximum initial sales charge of 4% (3% for Low Duration Income Fund) at the time of purchase, and standardized return for Class B and Class C shares of the Funds reflects the deduction of the applicable contingent deferred sales charge imposed on a sale of shares held for the period. One-, five- and ten-year periods will be shown, unless the Fund or class has been in existence for a shorter period. If so, returns will be shown for the period since inception. Total return calculations assume reinvestment of dividends and other distributions.

The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were deducted.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about each Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

-------------------------------------------------------------------------------

                            The Funds' Investments

-------------------------------------------------------------------------------

BONDS are fixed or variable rate debt obligations, including notes, debentures and similar debt instruments and securities. Mortgage- and asset-backed securities are types of bonds. Corporations, governments and others issuers use bonds to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at or before maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

U.S. GOVERNMENT BONDS include direct obligations of the U.S. government (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by the U.S. government, its agencies or its instrumentalities. U.S. government bonds include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government bonds may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer, such as, the Resolution Funding Corporation, the Student Loan Marketing Association ("Sallie Mae"), the Federal Home Loan Banks and the Tennessee Valley Authority.

CORPORATE BONDS are bonds issued by corporations, banks, partnerships, trusts or other non-governmental entities.

MORTGAGE- AND ASSET-BACKED SECURITIES, in which all of the Funds may invest, are bonds backed by specific types of assets. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. U.S. government mortgage-backed securities are issued or guaranteed as to principal and interest (but not as to market value) by the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae (formerly, the Federal National Mortgage Association), the Federal Home Loan Mortgage Corporation ("Freddie Mac") or other government-sponsored enterprises. Other mortgage-backed securities are sponsored or issued by private entities, including investment banking firms and mortgage originators. The growth of mortgage-backed securities and the secondary

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 27

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

mortgage market in which they are traded has helped to keep mortgage money available for home financing.

Mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-backed securities are referred to in this prospectus as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risks, and evaluating them requires special knowledge.

When interest rates go down and homeowners refinance their mortgages, mortgage-backed bonds may be paid off more quickly than investors expect. When interest rates rise, mortgage-backed bonds may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate rapidly.

Other asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are different.These underlying assets may be nearly any type of financial asset or receivable, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from credit cards.

ZERO COUPON BONDS, in which each Fund may invest, are securities that make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer of these bonds receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be redeemed at face value on a specified maturity date. There are many kinds of zero coupon bonds. Some are issued in zero-coupon form, including stripped U.S. government securities issued through the U.S. Treasury. Others are created by brokerage firms that strip (separate) the coupons (unmatured interest payments) from interest-paying bonds and sell the principal and the coupons separately.

Because zero coupon bonds bear no interest, they are generally more sensitive to changes in interest rates than other U.S. government bonds. This means that when interest rates fall, the value of zero coupon bonds rises more rapidly than bonds paying interest on a current basis. However, when interest rates rise, their value falls more dramatically.

SOVEREIGN DEBT, BRADY BONDS AND STRUCTURED FOREIGN INVESTMENTS. Sovereign debt includes bonds that are issued or guaranteed by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. Sovereign debt also may be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers.

Brady bonds are sovereign debt securities issued under a 1989 plan (named for former U.S. Treasury Secretary Nicholas F. Brady) that allows emerging market countries to restructure their outstanding debt to U.S. and other banks.

Strategic Income Fund may invest in structured foreign investments. These are securities backed by or representing interests in certain underlying securities or instruments, such as commercial bank loans, Brady bonds or preferred stock. The cash flow on these underlying instruments may be reapportioned among several classes of the structured foreign investments so that the classes may have different maturities, payment priorities and interest rate provisions. Strategic Income Fund receives interest and principal payments on structured foreign investments only to the extent that the underlying instruments produce sufficient cash flow.

EQUITY SECURITIES, in which High Income Fund and Strategic Income Fund may invest, include common stocks, preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stock has certain fixed-income features, like a bond, but is actually equity in a company, like common stock. The prices of equity securities generally fluctuate more than bonds and reflect changes in a company's financial condition and in overall market and economic conditions. It is possible that a Fund may experience a substantial or complete loss on an individual equity security.

CONVERTIBLE SECURITIES, in which Investment Grade Income Fund, High Income Fund and Strategic

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 28

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

Income Fund may invest, include bonds, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Strategic Income Fund, Investment Grade Income Fund and High Income Fund may invest in fixed and floating rate loans arranged through private negotiations with a U.S. or foreign borrower. These investments normally are participations in or assignments of all or a portion of loans made by banks. Participations typically will result in the Fund's having a contractual relationship only with the lender, not with the borrower. In a participation, the Fund is entitled to receive payments of principal, interest and any loan fees by the lender only when and if these fees are received. Also, the Fund may not directly benefit from any collateral supporting the underlying loan. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. If the lender becomes insolvent, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In a loan assignment, the Fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments on to the Fund.

CURRENCY-LINKED INVESTMENTS. Investment Grade Income Fund, High Income Fund and Strategic Income Fund may invest in bonds that are indexed to specific foreign currency exchange rates. The principal amount of these bonds may be adjusted up or down (but not below zero) at maturity to reflect changes in the exchange rate between two currencies. A Fund may experience loss of principal due to these adjustments.

REPURCHASE AGREEMENTS. Each Fund may use repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer, usually no more than seven days after purchase, at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or, for Low Duration Income Fund, PIMCO, to present minimum credit risks in accordance with guidelines established by the Fund's board.

RISKS

INTEREST RATE AND CREDIT RISK. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Funds' investments. In general, bonds having longer durations are more sensitive to interest changes than are bonds with shorter durations. See "Duration."

Credit risk is the risk that the issuer or a guarantor may be unable to pay interest or repay principal on the bond. This can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

CREDIT RATINGS; BONDS RATED BELOW INVESTMENT GRADE. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade bonds.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 29

--------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund       Strategic Income Fund


Investment grade bonds are rated in one of the four highest rating categories by a nationally recognized rating agency, such as S&P or Moody's, or, if unrated, are considered to be of comparable quality by Mitchell Hutchins (or PIMCO for Low Duration Income Fund). Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Investment Grade Income Fund, High Income Fund and Strategic Income Fund may invest without limit in bonds with the lowest investment grade rating.

High yield, high risk bonds are rated below investment grade and are commonly referred to as "junk bonds." High Income Fund and Strategic Income Fund may invest their entire portfolios in these bonds. Investment Grade Income Fund may invest up to 35% of its total assets in these bonds. High yield, high risk bonds are considered to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. A Fund's investments in these lower rated bonds entail greater risk than its investments in higher rated bonds. Lower rated bonds may be more sensitive to adverse market conditions. During an economic downturn or period of rising interest rates, their issuers may experience financial stress that adversely affects their ability to pay interest and principal and may increase the possibility of default. Lower rated bonds are frequently unsecured by collateral and will not receive payment until more senior claims are paid in full. The market for these bonds is thinner and less active, which may limit the Funds' ability to sell them at fair value in response to changes in the economy or financial markets.

During the fiscal year or period ended November 30, 1996, Investment Grade Income Fund, High Income Fund and Strategic Income Fund invested their average annual net assets as follows:

                                                 INVESTMENT
                                                   GRADE     HIGH   STRATEGIC
            % OF AVERAGE ANNUAL NET                INCOME   INCOME   INCOME
              ASSETS INVESTED IN                    FUND     FUND     FUND
            -----------------------              ---------- ------  ---------
Debt securities rated by S&P or Moody's            91.06%   82.94%    91.07%
Debt Securities not so rated                        3.78%   11.01%     6.65%
Securities rated AAA/Aaa (including cash items)     7.57%    3.19%    36.69%

                           INVESTMENT
                             GRADE     HIGH   STRATEGIC
 % OF AVERAGE ANNUAL NET     INCOME   INCOME   INCOME
    ASSETS INVESTED IN        FUND     FUND     FUND
 -----------------------   ---------- ------  ---------
 Securities rated AA/Aa       4.84%     --       2.83%
 Securities rated A/A        27.06%     --       0.77%
 Securities rated BBB/Baa    26.39%     --       4.67%
 Securities rated BB/Ba      23.98%   33.12%    14.54%
 Securities rated B/B         1.22%   44.02%    31.57%
 Securities rated CCC/Caa      --      2.61%      --

It should be noted that this information reflects the average composition of the assets of each Fund during the fiscal year or period ended November 30, 1996 and is not necessarily representative of that Fund's assets as of the end of that fiscal year or period, the current fiscal year or at any time in the future.

DURATION. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure and is one of the fundamental tools used by Mitchell Hutchins or, for Low Duration Income Fund, PIMCO, in portfolio selection and yield curve positioning for the Funds.

Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments occurring prior to the payment of principal, duration is always less than maturity.

Duration allows Mitchell Hutchins (or PIMCO for Low Duration Income Fund) to make certain predictions as to the effect that changes in the level of interest rates will have on the value of a Fund's portfolio. For example, when the level of interest rates increases by 1%, a fixed income security having a positive duration of three years generally will decrease by approximately 3%. Thus, if Mitchell Hutchins or PIMCO calculates the duration of the Fund's portfolio as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than

                                  ----------
                              Prospectus Page 30

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a Fund's portfolio may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage- and asset-backed securities may also decrease in value as a result of increases in interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a Fund's yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Certain classes of CMOs are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government guaranteed or is considered to be of the highest credit quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances.

Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities, including IO and PO classes of mortgage-backed securities, can be extremely volatile and these securities may become illiquid. Mitchell Hutchins or, for Low Duration Income Fund, PIMCO, seeks to manage a Fund's investments in mortgage-backed securities so that the volatility of a Fund's portfolio, taken as a whole, is consistent with the Fund's investment objective. If market interest rates or other factors that affect the volatility of securities held by a Fund change in ways that Mitchell Hutchins or PIMCO does not anticipate, the Fund's ability to meet its investment objective may be reduced.

While Low Duration Income Fund generally may invest in CMO classes that are structured to sell at a premium or a discount, the Fund may not invest in IO or PO classes or in inverse floating rate classes. Investment Grade Income Fund may invest no more than 10% of its total assets in IO or PO classes.

                              -------------------
--------------------------------------------------------------------------------
                               Prospectus Page 31

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund


RISKS OF ZERO COUPON, OID AND PIK SECURITIES. Zero coupon bonds pay no interest to holders prior to maturity. However, a portion of the original issue discount on the zero coupon securities must be included in the Fund's income. Accordingly, to continue to qualify for tax treatment as a regulated investment company and to avoid certain excise taxes (see "Taxes" in the Statement of Additional Information), a Fund may be required to distribute as dividends amounts that are greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

Zero coupon bonds usually trade at a substantial discount from their face or par value. PIK securities often trade at a discount. These securities are subject to greater fluctuations in market value in response to changing interest rates than bonds of comparable maturities that make current distributions of interest in cash.

FOREIGN SECURITIES. Strategic Income Fund, Investment Grade Income Fund and High Income Fund may invest in foreign securities. Investing in foreign securities, especially in emerging markets, can involve more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. In general, less information may be available about foreign companies than about U.S. companies, and they are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

Sovereign debt involves specific risks. Issuers, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of the debt. A Fund may have limited recourse in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

INVESTING IN EMERGING MARKETS. Emerging market securities involve additional risks. These countries typically have economic and political systems that are relatively less mature, and can be expected to be less stable, than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners in those countries, and there is a risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets may also result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

CURRENCY. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of a Fund's foreign investments. A Fund's share value may change significantly when investments are denominated in foreign currencies. Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates can also be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation or other political or economic developments inside and outside the United States.

DERIVATIVES. Some of the Funds' investments may be referred to as "derivatives," because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swaps and similar instruments that may be used in hedging and related strategies. There is only limited consensus as to what constitutes a "derivative" security. However, in Mitchell Hutchins' view, derivative securities also include "stripped" securities, specially structured types of mortgage- and asset-backed securities, such as IOs, POs or inverse floaters, and dollar-denominated securities whose value is linked to foreign currencies. The market value of derivatives sometimes is more volatile than that of other investments, and each type of derivative may pose its own special risks. Mitchell Hutchins (or PIMCO for Low Duration Income Fund) takes these risks into account in its management of the Funds.

COUNTERPARTIES. The Funds may be exposed to the risk of insolvency of another party with which the

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 32

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

Fund enters into a transaction, such as a repurchase agreement or a derivative contract. Subject to board supervision, Mitchell Hutchins (or PIMCO for Low Duration Income Fund) monitors and evaluates the creditworthiness of these counterparties to help minimize those risks.

LIMITS OF SECTOR ALLOCATION STRATEGY. Mitchell Hutchins believes that Strategic Income Fund's strategy of sector allocation should be less risky than investing in only one sector of the bond market. Data from the Lehman Aggregate Bond Index, the Salomon Brothers High Yield Index, the Merrill Lynch High Yield Index and the Salomon Brothers World Government Bond Index indicate that these sectors are not closely correlated. If successful, the Fund's strategy should enable the Fund to achieve a higher level of investment return than if the Fund invested exclusively in any one investment or allocated a fixed proportion of its assets to each investment sector. The Fund is, however, more dependent on the ability of Mitchell Hutchins to successfully evaluate the relative values of the Fund's three investment sectors than is the case with a fund that does not seek to adjust market sector allocations over time.

NON-DIVERSIFIED STATUS. Strategic Income Fund is "non-diversified," as that term is defined in the 1940 Act. This means, in general, that more than 5% of the total assets of the Fund may be invested in securities of one issuer (including a foreign government), but only if, at the close of each quarter of the Fund's taxable year, the aggregate amount of such holdings does not exceed 50% of the value of its total assets is invested in the securities of a single issuer. When the Fund's portfolio is comprised of securities of a smaller number of issuers than if it were "diversified," the Fund will be subject to greater risk because changes in the financial condition or market assessment of a single issuer may have a greater effect on the Fund's total return and the price of Fund shares.

INVESTMENT TECHNIQUES AND STRATEGIES

HEDGING AND OTHER STRATEGIES USING DERIVATIVE CONTRACTS. Each Fund may use derivative contracts, such as options (both exchange-traded and over-the-counter) and futures contracts, in strategies intended to enhance income, realize gains or reduce the overall risk of its investments ("hedge"). Use of these derivative contracts solely to enhance income or realize gains may be considered a form of speculation. High Income Fund and Strategic Income Fund also may use forward currency contracts, but solely for hedging purposes. Each Fund may use interest rate swaps and similar contracts to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities that the Fund anticipates purchasing at a later date. New financial products and risk management techniques continue to be developed, and they may be used by any Fund if consistent with its investment objective and policies. The Statement of Additional Information contains further information on these derivative contracts and related hedging strategies.

The Funds might not use any derivative contract or hedging strategy, and there can be no assurance that any hedging strategy will succeed. If Mitchell Hutchins or PIMCO is incorrect in its judgment on interest rates, market values or other economic factors in using a hedging strategy, a Fund might have lower net income and a net loss on the investment. Each strategy involves certain risks, which include:

 . the fact that the skills needed to implement a strategy using derivative contracts are different from those needed to select securities for the Funds,

 . the possibility of imperfect correlation, or even no correlation, between price movements of derivative contracts used in hedging strategies and price movements of the securities being hedged,

 . possible constraints on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to "cover" or to segregate securities, and

 . the possibility that a Fund is unable to close out or liquidate its position.

PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins (or PIMCO for Low Duration Income Fund) deems portfolio changes appropriate. A higher turnover rate for a Fund (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by that Fund and may increase the potential for short-term capital gains.

ILLIQUID SECURITIES. U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund may invest up to 10% of their net assets, and

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 33

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

Low Duration Income Fund and Strategic Income Fund up to 15% of their net assets, in illiquid securities. These include repurchase agreements maturing in more than seven days, certain cover for over-the-counter options and securities whose disposition is restricted under the federal securities laws. The Funds do not consider securities that are eligible for resale under SEC Rule 144A to be illiquid if Mitchell Hutchins (or PIMCO for Low Duration Income Fund) has determined them to be liquid, based upon the trading markets for the securities under procedures approved by the Funds' boards.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Fund may purchase securities on a "when-issued" or delayed-delivery basis. In when-issued or delayed-delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed-delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation.

LENDING PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets taken at market value. Lending securities enables the Funds to earn additional income, but could result in a loss or delay in recovering these securities.

TEMPORARY AND DEFENSIVE POSITIONS. When Mitchell Hutchins (or PIMCO for Low Duration Income Fund) believes that unusual circumstances warrant a defensive posture, a Fund may temporarily commit all or any portion of its assets to cash or money market instruments, including repurchase agreements. Each Fund may commit up to 35% of its total assets (100% of Strategic Income Fund's total assets) to cash or money market instruments for liquidity purposes or pending investment in other securities.

BORROWINGS, DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS. U.S. Government Income Fund, Low Duration Income Fund and Strategic Income Fund each may invest in "arbitraged" dollar roll and reverse repurchase transactions. In a dollar roll, the Fund sells mortgage-backed or other securities for delivery on the next regular settlement date for those securities and, simultaneously, contracts to purchase substantially similar securities for delivery on a later settlement date. In a reverse repurchase agreement, the Fund sells securities to a bank or dealer and agrees to repurchase them on demand or on a specified future date and at a specified price. In "arbitraged" transactions, the Fund maintains an offsetting position in cash or in U.S. government or investment grade bonds that mature on or before the settlement date of the related dollar roll or reverse repurchase agreement. Mitchell Hutchins believes that these "arbitraged" transactions do not present the risks that are normally associated with leverage. These Funds may invest up to 5% of their total assets in dollar rolls that are not arbitraged. These dollar roll and reverse repurchase transactions are subject to each Fund's limitation of borrowings and may not exceed 33 1/3% of its total assets. These Funds also may borrow for temporary or emergency purposes, but not in excess of an additional 5% of a Fund's total assets.

Investments Grade Income Fund and High Income Fund each may use reverse repurchase agreements and borrow money for temporary or emergency purposes, but not in excess of 10% of each Fund's total assets.

OTHER INFORMATION. Each Fund normally invests at least 65% of its total assets in income producing securities, which include zero coupon bonds and other OID securities and, for each Fund permitted to invest in them, PIK securities and PO mortgage-backed securities.

Each Fund may sell securities that it already owns short ("short sales against the box") to defer realization of gains or losses for tax or other purposes.

New forms of bonds, derivatives and hedging instruments continue to be developed. Each Fund may invest in such securities to the extent consistent with its investment objectives.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 34

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund


                              Flexible Pricing(SM)
-------------------------------------------------------------------------------

Each Fund offers through this Prospectus three classes of shares that differ in terms of sales charges and expenses. An investor can select the class that is best suited to his or her investment needs, based upon the holding period and the amount of investment.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 4% of the public offering price--3% for Low Duration Income Fund) next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Funds' transfer agent ("Transfer Agent") receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares. Class A shares sales charges are calculated as follows:
U.S. GOVERNMENT INCOME FUND
INVESTMENT GRADE INCOME FUND
HIGH INCOME FUND
STRATEGIC INCOME FUND

                           SALES CHARGE AS A PERCENTAGE OF:    DISCOUNT TO SELECTED
                          ---------------------------------- DEALERS AS PERCENTAGE OF
AMOUNT OF INVESTMENT      OFFERING PRICE NET AMOUNT INVESTED      OFFERING PRICE
--------------------      -------------- ------------------- ------------------------
Less than $100,000......       4.00%            4.17%                  3.75%
$100,000 to $249,999....       3.50             3.63                   3.25
$250,000 to $499,999....       2.50             2.56                   2.25
$500,000 to $999,999....       1.75             1.78                   1.50
$1,000,000 and over (1).       None             None                   1.00 (2)

LOW DURATION INCOME FUND

                           SALES CHARGE AS A PERCENTAGE OF:    DISCOUNT TO SELECTED
                          ---------------------------------- DEALERS AS PERCENTAGE OF
AMOUNT OF INVESTMENT      OFFERING PRICE NET AMOUNT INVESTED      OFFERING PRICE
--------------------      -------------- ------------------- ------------------------
Less than $100,000......       3.00%            3.09%                  2.75%
$100,000 to $249,999....       2.50             2.56                   2.25
$250,000 to $499,999....       2.00             2.04                   1.75
$500,000 to $999,999....       1.50             1.52                   1.25
$1,000,000 and over (1).       None             None                   1.00(2)

-------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of any dividends or other distributions are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may not withdraw more than 12% of the value of the Fund account under the Plan in the first year after purchase.
(2) Mitchell Hutchins pays 1% to PaineWebber.

SALES CHARGE REDUCTIONS & WAIVERS

Investors purchasing Class A shares in more than one PaineWebber mutual fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber mutual funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction in either case, please refer to the chart above.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 35

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

Investors may also qualify for a lower sales charge when they combine their purchases with those of:

 . their spouses, parents or children under age 21;

 . their Individual Retirement Accounts (IRAs);

 . certain employee benefit plans, including 401(k) plans;

 . any company controlled by the investor;

 . trusts created by the investor;

 . Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of individuals for the benefit of the investors' children; or

 . accounts with the same adviser.

Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

The sales charge will not apply when the investor:

 . is an employee, director, trustee or officer of PaineWebber, its affiliates or any PaineWebber mutual fund;

 . is the spouse, parent or child of any of the above, or advisory clients of Mitchell Hutchins;

 . buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

  . was the investment executive's client at the competing brokerage firm;

  . within 90 days of buying Class A shares in this Fund, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

  . the amount that the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;

 . is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares;

 . is an employer establishing an employee benefit plan qualified under section
  401, including a salary reduction plan qualified under section 401(k), or section 403(b) of the Internal Revenue Code ("Code"). (This waiver is subject to minimum requirements, with respect to the number of employees and investment amount, established by Mitchell Hutchins. Currently, the plan must have 100 or more eligible employees or the amount invested or to be invested in the Fund or any other PaineWebber mutual fund must total at least $1 million during the subsequent 13-month period);

 . acquires Class A shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of Class A shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to supplement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived; or;

 . acquires Class A shares in connection with a reorganization pursuant to which a Fund acquires substantially all of the assets and liabilities of another investment company in exchange solely for shares of the Fund.

For more information on how to get any reduced sales charge, investors should contact their investment executive at PaineWebber or one of its correspondent firms or call 1-800-647-1568. Investors must provide satisfactory information to PaineWebber or the Fund if they seek any of these waivers.

CLASS B SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses investors pay for Class B shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class B shares, 100% of their purchase is immediately invested.

Depending on how long they own their Fund investment, investors may have to pay a sales charge

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 36

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

when they sell their Fund shares. This sales charge is called a "contingent deferred sales charge." The amount of the charge depends on how long the investor owned the shares. The sales charge is calculated by multiplying the offering price (net asset value of the shares at the time of purchase) or the net asset value of the shares at the time of sale by the shareholder, whichever is less, by the percentage shown on the following table. Investors who own shares for more than six years (four years for Low Duration Income
Fund) do not have to pay a sales charge when selling those shares.

U.S. GOVERNMENT INCOME FUND
INVESTMENT GRADE INCOME FUND
HIGH INCOME FUND
STRATEGIC INCOME FUND

                                                           PERCENTAGE BY WHICH
                                                          THE SHARES' NET ASSET
IF THE INVESTOR SELLS SHARES WITHIN:                      VALUE IS MULTIPLIED:
------------------------------------                      ---------------------
1st year of purchase.....................................            5%
2nd year of purchase.....................................            4
3rd year of purchase.....................................            3
4th year of purchase.....................................            2
5th year of purchase.....................................            2
6th year of purchase.....................................            1
7th year of purchase.....................................         None

LOW DURATION INCOME FUND

                                                             CONTINGENT DEFERRED
                                                              SALES CHARGE AS A
                                                                PERCENTAGE OF
                                                               NET ASSET VALUE
                     REDEMPTION DURING                          AT REDEMPTION
                     -----------------                       -------------------
1st Year Since Purchase.....................................           3%
2nd Year Since Purchase.....................................           2
3rd Year Since Purchase.....................................           2
4th Year Since Purchase.....................................           1
5th Year Since Purchase.....................................        None

Class B shareholders of Low Duration Income Fund who exchange those shares for shares of other PaineWebber mutual funds will be subject to the contingent deferred sales charges of the Class B shares acquired through the exchange, which in most cases are higher than those applicable to the Class B shares and are imposed over a longer period. Class B shareholders of one of these other funds who acquire Class B shares of Low Duration Income Fund through an exchange will continue to be subject to the contingent deferred sales charge of their original fund.

CONVERSION OF CLASS B SHARES

Class B shares automatically convert to the appropriate number of Class A shares of equal dollar value after the investor has owned them for six years. Dividends and other distributions paid to the investor by the Fund in the form of additional Class B shares will also convert to Class A shares on a pro-rata basis. This benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. If the investor has exchanged Class B shares between PaineWebber funds, the Fund uses the purchase date at which the initial investment was made to determine the conversion date.

MINIMIZING THE CONTINGENT DEFERRED SALES CHARGE

When investors sell Class B shares they have owned for less than six years (four years for Low Duration Income Fund), the Fund automatically will minimize the sales charge by assuming they are selling:

 . First, Class B shares owned through reinvested dividends and capital gain distributions; and

 . Second, Class B shares held in the portfolio the longest.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will not apply to:

 . sales of shares under the Fund's "Systematic Withdrawal Plan" (investors may not withdraw annually more than 12% of the value of the Fund account under the Plan);

 . a distribution from an IRA, a self-employed individual retirement plan
  ("Keogh Plan") or a custodial account under Section 403(b) of the Internal Revenue Code (after the investor reaches age 59 1/2);

 . a tax-free return of an excess IRA contribution;

 . a tax-qualified retirement plan distribution following retirement; or

 . Class B shares sold within one year of an investor's death if the investor owned the shares at the time of death either as the sole shareholder or with his or her spouse as a joint tenant with the right of survivorship.

Investors must provide satisfactory information to PaineWebber or the Fund if they seek any of these waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class C shares, 100% of their purchase is immediately invested. Class C shares never convert to any other class of shares.

A contingent deferred sales charge of 0.75% of the offering price (net asset value of at the time of

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 37

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

purchase) or net asset value of the shares at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Other PaineWebber mutual funds may impose a different contingent deferred sales charge on Class C shares sold within one year of the purchase date. A sale of Class C shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on the Class C shares of the PaineWebber mutual fund originally purchased. Class C shares representing reinvestment of any dividends or capital gains are not subject to the 0.75% charge. Withdrawals under the Systematic Withdrawal Plan also are not subject to this charge. However, investors may not withdraw annually more than 12% of the value of the Fund account under the Plan in the first year after purchase.

-------------------------------------------------------------------------------

                               How to Buy Shares

-------------------------------------------------------------------------------

Prices are calculated for the Fund's Class A, Class B and Class C shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business. Shares are purchased at the next share price calculated after the purchase order is received. The Funds and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge.

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms. Payment is due on the third Business Day after PaineWebber's New York City headquarters office receives the purchase order.

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent by completing an account application, which can be obtained by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., the Funds' Transfer Agent, Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

 . mail an application with a check; or

 . open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS

                                                        ALL FUNDS
                                                       (EXCEPT LOW
                                                         DURATION   LOW DURATION
                                                       INCOME FUND) INCOME FUND
                                                       ------------ ------------
To open an account....................................    $1,000        $100
To add to an account..................................    $  100        $100

A Fund may waive or reduce these minimums for:

 . employees of PaineWebber or its affiliates; or

 . participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Fund's automatic investment plan.

HOW TO EXCHANGE SHARES

As shareholders, investors have the privilege of exchanging Fund shares for the same class of other PaineWebber mutual fund shares. For classes of shares where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange. Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 38

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund


 . Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.

 . Investors who do not have an account with an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by writing a "letter of instruction" to the Transfer Agent. The letter of instruction must include:

  . the investor's name and address;

  . the Fund's name;

  . the Fund account number;

  . the dollar amount or number of shares to be sold; and

  . a guarantee of each registered owner's signature by an eligible institution, such as a commercial bank, trust company or stock exchange member.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

No contingent deferred sales charge is imposed when shares are exchanged for the corresponding class of shares of other PaineWebber mutual funds. A Fund will use the purchase date of the initial investment to determine any contingent deferred sales charge due when the acquired shares are sold. Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired is authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon 60 days' notice. See the back cover of this prospectus for a listing of other PaineWebber mutual funds.

-------------------------------------------------------------------------------

                              How to Sell Shares

-------------------------------------------------------------------------------

Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated after the order is received and accepted (less any applicable contingent deferred sales charge). Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class C, and last, Class B.

If a shareholder wants to sell shares which were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through PFPC Inc., the Fund's Transfer Agent, may sell shares by writing a "letter of instruction," as detailed in "How to Exchange Shares."

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to purchase back all Fund shares in any shareholder account with a net asset value of less than $500. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 39

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                                Other Services
-------------------------------------------------------------------------------

Investors should consult their investment executive at PaineWebber or one of its correspondent firms to learn more about the following services:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan Service with a minimum initial investment of $1,000 through which the Fund will deduct $50 or more each month from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of "dollar cost averaging."

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December) or semiannual (June and December) withdrawals from their PaineWebber Mutual Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

 . CLASS A AND CLASS C SHARES. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

 . CLASS B SHARES. Minimum value of Fund shares is $20,000; minimum monthly, quarterly and semiannual withdrawals of $200, $400 and $600, respectively.

Withdrawals under the Systematic Withdrawal Plan are not subject to a contingent deferred sales charge. Investors may not withdraw more than 12% of the value of the Fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-Directed IRAs are available through PaineWebber in which purchases of PaineWebber funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If investors holding shares of a Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

-------------------------------------------------------------------------------

                                  Management

-------------------------------------------------------------------------------

Each Fund is governed by a board of trustees, which oversees the Fund's operations. Each board has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of its board). Mitchell Hutchins has appointed PIMCO as investment sub-adviser for Low Duration Income Fund.

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York, 10019, is the asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On February 28, 1997, Mitchell Hutchins was adviser or sub-adviser of 30 investment companies with 65 separate portfolios and aggregate assets of approximately $33.3 billion.

PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. PIMCO is a subsidiary of PIMCO Advisors L.P., a publicly

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 40

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

held investment advisory firm. As of February 28, 1997, PIMCO had approximately $  billion in assets under management and was adviser or sub-
adviser of investment companies with   portfolios and aggregate assets of
approximately $  billion.

The boards have determined that brokerage transactions for the Funds may be conducted through PaineWebber or its affiliates in accordance with procedures adopted by each board.

Mitchell Hutchins and PIMCO personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

As investment adviser and administrator, Mitchell Hutchins supervises all aspects of each Fund's operations (including the activities of PIMCO, as sub-adviser for Low Duration Income Fund), and Mitchell Hutchins makes and implements all investment decisions for each Fund other than Low Duration Income Fund. PIMCO makes and implements all investment decisions for that Fund.

Nirmal Singh and Craig M. Varrelman, CFA, have been responsible for the day-to-day management of U.S. Government Income Fund's portfolio and for the U.S. government and investment grade securities sector of Strategic Income Fund since December 1994. Mr. Singh and Mr. Varrelman are both first vice presidents of Mitchell Hutchins. Prior to joining Mitchell Hutchins in September 1993, Mr. Singh was with Merrill Lynch Asset Management, Inc., where he was a member of the portfolio management team. From 1990 to 1993, Mr. Singh was a senior portfolio manager at Nomura Mortgage Fund Management Corporation. Mr. Varrelman has been with Mitchell Hutchins as a portfolio manager since 1988 with an expertise in U.S. government securities.

James F. Keegan and Julieanna Berry are responsible for the day-to-day management of Investment Grade Income Fund's portfolio, and Mr. Keegan shares responsibility for the day to day management of the U.S. government and investment grade securities sector of Strategic Income Fund. Prior to joining Mitchell Hutchins in March 1996, Mr. Keegan was a director with Merrion Group, L.P. From 1987 to 1994, he was a vice president of global investment management of Bankers Trust Company. Mrs. Berry has held her fund responsibilities since June 1995. Mrs. Berry is a vice president of Mitchell Hutchins, where she has been employed as a portfolio manager since 1989.

William C. Powers, a Managing Director of PIMCO, is responsible for the day-to-day management of Low Duration Income Fund's portfolio. Mr. Powers has participated in the management of the portfolio since PIMCO assumed sub-advisory responsibilities for the Fund in October 1994. Since 1991, Mr. Powers has been a senior member of the fixed income portfolio management group of PIMCO.

Dennis L. McCauley, managing director and chief investment officer of fixed income investments of Mitchell Hutchins, has been Strategic Income Fund's allocation manager since March 1995. Mr. McCauley has been employed by Mitchell Hutchins since December 1994 and is responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Prior to joining Mitchell Hutchins, Mr. McCauley worked for IBM Corporation, where he was director of fixed income investments responsible for developing and managing investment strategy for all fixed income and cash management investments of IBM's pension fund and self-insured medical funds. Mr. McCauley has also served as vice president of IBM Credit Corporation's mutual funds and as a member of the retirement fund investment committee.

Thomas J. Libassi, a senior vice president of Mitchell Hutchins, has been responsible for the day-to-day management of High Income Fund's portfolio since May 1994. Mr. Libassi also has been the sector manager responsible for the day-to-day management of Strategic Income Fund's U.S. high yield, high risk securities since that date. Prior to May 1994, Mr. Libassi was a vice president of Keystone Custodian Funds Inc. with portfolio management responsibility for approximately $900 million in assets primarily invested in high yield, high risk bonds.

Stuart Waugh, a managing director of Mitchell Hutchins responsible for global fixed income and currency trading, is the sector manager responsible for the day-to-day management of Strategic Income Fund's foreign and emerging market bonds. Mr. Waugh has been employed by Mitchell Hutchins since 1984.

Other members of Mitchell Hutchins' fixed income and equity investments groups provide input on market outlook, interest rate forecasts, investment research and

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 41

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

other considerations pertaining to each Fund's investments.

MANAGEMENT FEES & OTHER EXPENSES

Each Fund pays Mitchell Hutchins a monthly fee for its services. For the most recent fiscal year, Mitchell Hutchins received a monthly fee for these services at an annual rate of 0.75% of the Fund's average daily net assets for Strategic Income Fund and at an annual rate of 0.50% of average daily net assets for each other Fund. Mitchell Hutchins (not the Fund) pays PIMCO a monthly fee for its services as sub-adviser for Low Duration Fund at an annual rate of 0.25% of that Fund's average daily net assets.

Each Fund also pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for certain services not provided by the Transfer Agent.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under distribution plans for Class A, Class B and Class C shares ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), each Fund pays Mitchell Hutchins:

 . Monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares.

 . Monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B shares and Class C Shares, respectively.

Under the Plans, Mitchell Hutchins primarily uses the service fees to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each Fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

 . Offset the commissions it pays to PaineWebber for selling each Fund's Class
  B and Class C shares, respectively.

 . Offset each Fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class B and Class C shares are sold, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from either Fund or investors at the time of sale of Class B or C shares.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

The Plans and the related distribution contracts for each class of shares ("Distribution Contracts") specify that each Fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the Funds. Annually, the board of each Fund reviews each Plan and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 42

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

                    Determining the Shares' Net Asset Value
-------------------------------------------------------------------------------

The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. Each Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

Each Fund values its assets based on their current market value when market quotations are readily available. If market quotations are not readily available, assets are valued at fair value as determined in good faith by or under the direction of its board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments denominated in foreign currencies are valued daily in U.S. dollars based on the then-prevailing exchange rate. It should be recognized that judgment plays a greater role in valuing high yield, high risk bonds, thinly traded securities and foreign securities in which High Income Fund, Investment Grade Income Fund and Strategic Income Fund may invest, because there is less reliable, objective data available.

-------------------------------------------------------------------------------

                               Dividends & Taxes

-------------------------------------------------------------------------------

DIVIDENDS

Dividends from Strategic Income Fund's net investment income are declared and paid monthly. Dividends from each of the other four each Fund's net investment income are declared daily and paid monthly. High Income Fund and Strategic Income Fund may, but are not required to, distribute with any dividend all or some of any net realized foreign currency gains.

Substantially all of each Fund's net capital gain, net short-term capital gain, and, for High Income Fund and Strategic Income Fund, undistributed net realized foreign currency gains, if any, are distributed at least annually. Each Fund may make additional distributions if necessary to avoid income or excise taxes. While a Fund will not declare any distribution in excess of the amount of its net investment income and net realized foreign currency gains available at the time of declaration, it is possible that foreign currency losses sustained after that time could convert a portion of such a distribution to a non-taxable return of capital.

Dividends and other distributions paid on each class of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B and Class C shares of a Fund are expected to be lower than those on its Class A shares because Class B and Class C shares have higher expenses resulting from their distribution fees. For the same reason, dividends on a Fund's Class B shares are expected to be lower than those on its Class C shares. Dividends on each class might be affected differently by the allocation of other class-specific expenses. See "General Information."

With respect to the four Funds that pay daily dividends, shares purchased through PaineWebber investment executives and correspondent firms begin earning dividends on the Business Day following the date payment for the shares is due; shares purchased through the Transfer Agent begin earning dividends on the Business Day following its receipt of payment for the shares. Shares acquired through an exchange begin earning dividends on the Business Day following the day on which the exchange is effected.

A Fund's distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and/or other distributions in cash, either by check or credited to the shareholder's PaineWebber account, should contact their investment executive at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 43

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay federal income tax on the part of its taxable income (generally consisting of net investment income, net short-term capital gain and certain net foreign currency gains) and net long-term capital gain that it distributes to its shareholders. Under certain circumstances, these requirements may limit Strategic Income Fund's ability to reallocate its assets among broad markets.

Dividends from a Fund's taxable income (whether paid in cash or shares) generally are taxable to its shareholders as ordinary income. Distributions of a Fund's net long-term capital gain (whether paid in cash or shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Shareholders not subject to tax on their income generally will not be required to pay tax on distributions from the Funds.

YEAR-END TAX REPORTING

Each Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) that year and any portion of those dividends that qualifies for special treatment.

WITHHOLDING REQUIREMENTS

Each Fund must withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

A sale (redemption) of Fund shares may result in a taxable gain or loss. This depends on whether the shareholders receive more or less than their adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of a Fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or part of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently buys Class A shares of a PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

No gain or loss will be recognized to a shareholder as a result of conversion of Class B shares into Class A shares.

                                    * * * *

Because the foregoing only summarizes some of the important federal income tax considerations affecting the Funds and their shareholders, please see the further discussion in the Statement of Additional Information. Prospective shareholders are urged to consult their tax advisors.

-------------------------------------------------------------------------------

                              General Information

-------------------------------------------------------------------------------

ORGANIZATION

U.S. Government Income Fund, Low Duration Income Fund, Investment Grade Income Fund and High Income Fund are diversified series of PaineWebber Managed Investments Trust, an open-end management investment company formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. Strategic Income Fund is a non-diversified series of PaineWebber Securities Trust, an open-end management investment company formed on

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 44

--------------------------------------------------------------------------------
                              -------------------
PaineWebber  U.S.Government Income Fun  Low Duration U.S. Government Income Fund
Investment Grade Income Fund        High Income Fun        Strategic Income Fund

December 3, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The trustees of PaineWebber Managed Investments Trust and PaineWebber Securities Trust (each, a "Trust") have authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $.001 per share.

SHARES

The shares of each Fund are divided into four classes, designated Class A, Class B, Class C and Class Y shares. Each class represents an identical interest in the respective Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes.

Each share of a Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends on Class B and Class C shares are likely to be lower than for Class A shares and are likely to be higher on Class Y shares than for any other class of shares.

Class Y shares, which are offered only to limited groups of investors, are subject to neither an initial or contingent deferred sales charge nor ongoing service or distribution fees. More information concerning Class Y shares may be obtained from an investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

Although each Fund is offering only its own shares, it is possible that a Fund could become liable for misstatements in the Prospectus about the other Fund. The boards have considered this factor in approving the use of a single, combined Prospectus.

VOTING RIGHTS

Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trusts may elect all of their board members. The shares of a Fund will be voted together except that only the shareholders of a particular class of a Fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to a class. The shares of each series of a Trust will be voted separately, except when an aggregate vote of all the securities is required by law.

SHAREHOLDER MEETINGS

The Funds do not hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of either Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of a Trust's outstanding shares.

REPORTS TO SHAREHOLDERS

Each Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information, which is incorporated herein by reference, is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as the Funds' custodian and recordkeeping agent. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Funds' transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

                              -------------------
--------------------------------------------------------------------------------
                              Prospectus Page 45

                                    APPENDIX
                                    RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

  Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

  AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB. Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

  BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation; BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  CI. The rating CI is reserved for income bonds on which no interest is being paid.

  D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: "NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does nor rate a particular type of obligation as matter of policy.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

  PRIME-1. Issues assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2. Issuers assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3. Issuers assigned this rating have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

  NOT PRIME. Issuers assigned this rating do not fall within any of the Prime rating categories.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

  A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety; A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation; A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1; A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities; C. This rating is assigned to short-term debt obligations with a doubtful capacity for payment; D. This rating indicates that the issue is either in default or is expected to be in default upon maturity.

--------------------------------------------------------------------------------
                              ------------------


                    PaineWebber U.S. Government Income Fund
              PaineWebber Low Duration U.S. Government Income Fund
                    PaineWebber Investment Grade Income Fund
                          PaineWebber High Income Fund
                       PaineWebber Strategic Income Fund
                          Prospectus -- April 1, 1997


--------------------------------------------------------------------------------

         . PAINEWEBBER BOND FUNDS      . PAINEWEBBER STOCK FUNDS


           High Income Fund             Capital Appreciation Fund
           Investment Grade Income      Financial Services Growth Fund
           Fund                         Growth Fund
           Low Duration U.S.            Growth and Income Fund
           Government  Income Fund      Small Cap Fund
           Strategic Income Fund        Utility Income Fund
           U.S. Government Income
           Fund


         . PAINEWEBBER TAX-FREE BOND  . PAINEWEBBER GLOBAL FUNDS
           FUNDS


                                         Asia Pacific Growth Fund
           California Tax-Free           Emerging Markets Equity Fund
           Income Fund                   Global Equity Fund
           Municipal High Income         Global Income Fund
           Fund

           National Tax-Free
           Income Fund
           New York Tax-Free
           Income Fund                 . PAINEWEBBER MONEY MARKET FUND

         . PAINEWEBBER
           ASSETALLOCATION FUNDS

           Balanced Fund
           Tactical Allocation
           Fund


 A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

                                   ---------
--------------------------------------------------------------------------------

                    PAINEWEBBER U.S. GOVERNMENT INCOME FUND
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
                   PAINEWEBBER INVESTMENT GRADE INCOME FUND
                         PAINEWEBBER HIGH INCOME FUND
                       PAINEWEBBER STRATEGIC INCOME FUND
                          1285 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  The five funds named above (each a "Fund" and, collectively, "Funds") are series of professionally managed, open-end management investment companies, each organized as a Massachusetts business trust. Each Fund seeks generally to obtain the highest level of income that is consistent with its investment strategy. PaineWebber Strategic Income Fund ("Strategic Income Fund"), a non-diversified series of PaineWebber Securities Trust ("Securities Trust" or "Trust"), strategically allocates its investments among three bond market sectors: U.S. government and investment grade corporate bonds; U.S. high yield, high risk corporate bonds; and foreign and emerging market bonds. The remaining four Funds are diversified series of PaineWebber Managed Investments Trust ("Managed Investments Trust" or "Trust"). PaineWebber U.S. Government Income Fund ("U.S. Government Income Fund") invests primarily in U.S. government bonds, especially those backed by mortgages or other assets. PaineWebber Low Duration U.S. Government Income Fund ("Low Duration Income Fund") also invests primarily in U.S. government bonds, especially those backed by mortgages or other assets, but it limits the expected life (duration) of its portfolio to from 1 to 3 years. PaineWebber Investment Grade Income Fund ("Investment Grade Income Fund") invests primarily in a diversified range of investment grade bonds, including U.S. government and U.S. and foreign corporate bonds. PaineWebber High Income Fund ("High Income Fund") invests primarily in a diversified range of high yield, high risk, U.S. and foreign corporate bonds.

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as investment adviser, administrator and distributor for each Fund. As distributor, Mitchell Hutchins has appointed PaineWebber as the exclusive dealer for the sale of Fund shares. Pacific Investment Management Company ("PIMCO") serves as investment sub-adviser for Low Duration Income Fund.

  This Statement of Additional Information is not a prospectus and relates only to the Funds' Class A, B and C shares. It should be read only in conjunction with the Funds' current Prospectus for those shares, dated April 1, 1997. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm, or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated April 1, 1997.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the Funds. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, there are no policy limitations on a Fund's ability to use the investments or techniques discussed in these documents.

  YIELD FACTORS AND RATINGS. Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to debt obligations by S&P and Moody's is included in the Appendix to the Prospectus. The process by which S&P and Moody's determine ratings for mortgage- and asset-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying securities, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with such securities. Not even the highest such ratings represents an assessment of the likelihood that principal prepayments will be made by mortgagors or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

  A Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, interest rate and rating may have different market prices. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events so that an issuer's current financial condition may be better or worse than the rating indicates. The rating assigned to a security by a NRSRO does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. Subsequent to its purchase by any Fund, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by that Fund.

  In addition to ratings assigned to individual bond issues, Mitchell Hutchins or PIMCO, as applicable, will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the Funds invest are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

  Debt securities rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another NRSRO or determined by Mitchell Hutchins to be of comparable quality are below investment grade, are deemed by those agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues, but they involve higher risks, in that they especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

  The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur. The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

  ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

  MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to herein as CMOs. The U.S. government mortgage-backed securities in which the Funds may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae (formerly, the Federal National Mortgage Association) or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with its investment limitations, the Fund expects to invest in those new types of mortgage-backed securities that Mitchell Hutchins or PIMCO believes may assist a Fund in achieving its investment objective. Similarly, a Fund may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein.

  Ginnie Mae Certificates. Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as the Funds. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

  Fannie Mae Certificates. Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

  Freddie Mac Certificates. Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

  Private, RTC and Similar Mortgage-Backed Securities. Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to the pass-through certificates and collateralized mortgage obligations ("CMOs") issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "--Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.

  The Resolution Trust Corporation ("RTC"), which was organized by the U.S. government in connection with the savings and loan crisis, held assets of failed savings associations as either a conservator or receiver for such associations, or it acquired such assets in its corporate capacity. These assets included, among other things, single family and multifamily mortgage loans, as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC established a vehicle registered with the SEC through which it sold mortgage-backed securities. RTC mortgage-backed securities represent pro rata interests in pools of mortgage loans that RTC held or acquired, as described above, and are supported by one or more of the types of private credit enhancements used by Private Mortgage Lenders.

  Collateralized Mortgage Obligations and Multi-Class Mortgage Pass-
Throughs. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO (other than any PO class) on a monthly, quarterly or semi-annual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

  Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates--i.e. the yield may increase as rates increase and decrease as rates decrease--but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an "inverse IO," on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Low Duration Income Fund may not invest in inverse floating rate mortgage- or asset-backed securities. The other Funds are not subject to any similar limitation.

  Types of Credit Enhancement. To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories; (1) liquidity protection and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

  Special Characteristics of Mortgage- and Asset-Backed Securities. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of a Fund.

  Additional Information on ARM and Floating Rate Mortgage-Backed
Securities. Adjustable rate mortgage ("ARM") mortgage-backed securities are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans.

  Because the interest rates on ARM and Floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining rates, ARMs generally do not increase in value as much as fixed rate securities. ARM mortgage-backed securities represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARMs. ARMs generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs specify for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

  ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on ARMs could increase because the availability of fixed mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARMs might decrease. The rate of prepayments with respect to ARMs has fluctuated in recent years.

  The rates of interest payable on certain ARMs, and therefore on certain ARM mortgage-backed securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds Index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM mortgage-backed securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM mortgage-backed securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

  Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM mortgage-backed securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.

  CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable fixed income nonconvertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

  The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Investment Grade Income Fund has no current intention of converting any convertible securities it may own into equity or holding them as equity upon conversion, although it may do so for temporary purposes. The other Funds that may invest in convertible securities may hold any equity securities they acquire upon conversion subject only to their limitations on holding equity securities.

  DURATION. Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides for a final payment, taking no account of the pattern of the security's payments prior to maturity.

  For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending upon its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

  Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

  There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Mitchell Hutchins and PIMCO will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

  ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets (15% for Low Duration Income Fund and Strategic Income Fund) in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, purchased over-the-counter ("OTC") options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or PIMCO has determined are liquid pursuant to guidelines established by a Trust's board of trustees (sometimes referred to as a "board"). The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Under current SEC guidelines, interest only ("IO") and principal-only ("PO") classes of mortgage-backed securities are considered illiquid. However, IO and PO classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins or PIMCO has determined that they are liquid pursuant to guidelines established by each Trust's board. Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund might be unable to dispose of such securities promptly or at favorable prices.

  Each Trust's board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins or PIMCO, pursuant to guidelines approved by the board. Mitchell Hutchins and PIMCO take into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and
(5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins or PIMCO monitors the liquidity of restricted securities in each Fund's portfolio and reports periodically on such decisions to the board.

  ZERO COUPON, OID AND PIK SECURITIES. Federal tax law requires that a holder of a security with original issue discount ("OID") accrue a portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although the investing Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have income attributable to such securities. Similarly, while payment in kind ("PIK") securities may pay interest in the form of additional securities rather than cash, that interest must be included in a Fund's annual income.

  To qualify for pass-through federal income tax treatment as regulated investment companies, the Funds must distribute substantially all of their net investment income each year, including non-cash income. Accordingly, each Fund will be required to include in its dividends an amount equal to the income attributable to its zero coupon, other OID and PIK securities. See "Taxes." Those dividends will be paid from the cash assets of a Fund or by liquidation of portfolio securities, if necessary, at a time when the Fund otherwise might not have done so.

  Certain zero coupon securities are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that "stripped" U.S. government securities that are not issued through the U.S. Treasury are not U.S. government securities. This technique is frequently used with U.S. Treasury bonds to create CATS (Certificate of Accrual Treasury Securities), TIGRs (Treasury Income Growth Receipts) and similar securities. As long as the SEC takes this position, CATS and TIGRs, which are not issued through the U.S. Treasury, will not be counted as U.S. government securities for purposes of the 65% investment requirement applicable to U.S. Government Income Fund and Low Duration Income Fund.

  MONEY MARKET INSTRUMENTS. Each Fund may hold up to 35% (100% for the Strategic Income Fund) of its total assets in cash or money market instruments for liquidity purposes or pending investment. In addition, when Mitchell Hutchins or PIMCO believes unusual circumstances warrant a defensive position, each Fund temporarily may commit all or any portion of its assets to cash, including cash denominated in foreign currencies (Strategic Income Fund), or money market instruments, including instruments of foreign issuers (Strategic Income Fund). Money market instruments may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated at least A-1 by S&P or P-1 by Moody's (Low Duration Income Fund and Investment Grade Income Fund) or without regard to rating (High Income Fund and Strategic Income Fund), bank certificates of deposit, bankers' acceptances and repurchase agreement secured by any of the foregoing. The money market instruments of U.S. Government Income Fund will be limited to obligations of the U.S. government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. A Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by a Fund upon their acquisition is accrued as interest and included in the Fund's net investment income.

  Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Fund if the other party to a repurchase agreement becomes insolvent. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or PIMCO to present minimum credit risks in accordance with guidelines established by each Trust's board. Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under the board's general supervision.

  REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements with banks and securities dealers. Such agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, a Fund's custodian segregates assets to cover the amount of the Fund's obligations under the reverse repurchase agreement. See "Investment Policies and Restrictions--Segregated Accounts."

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a Fund's net asset value. When a Fund agrees to purchase securities on a when-issued basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." The Funds purchase when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins or PIMCO deems it advantageous to do so, which may result in capital gain or loss to a Fund.

  FOREIGN SECURITIES. Strategic Income Fund may invest without limit in securities denominated in foreign currencies. High Income Fund may invest up to 35% of its net assets in securities of foreign issuers, with no more than 10% of its net assets in securities of foreign issuers that are denominated and traded in currencies other than the U.S. dollar. Investment Grade Income Fund may invest up to 20% of its net assets in U.S. dollar-denominated securities of foreign issuers or foreign branches of U.S. banks that are traded in the U.S. securities markets, or in U.S. dollar-denominated securities the value of which is linked to the value of foreign currencies. An investment in these Funds may involve risks relating to political, social and economic developments abroad as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, confiscatory taxation, withholding taxes, political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. To the extent these Funds invest in foreign securities, the securities may not be registered with the SEC, nor the issuers thereof subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by these Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. Securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts. Foreign securities trading practices, including those involving securities settlement where a Fund's assets may be released prior to receipt of payment, may expose that Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

  If the value of a foreign currency rises against the value of the U.S. dollar, the value of a Fund's assets denominated in that currency or linked to that currency will increase; correspondingly, if the value of a foreign currency declines against the value of the U.S. dollar, the value of a Fund's assets denominated in that currency or linked to that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions.

  The costs attributable to foreign investing borne by High Income Fund or Strategic Income Fund frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the Funds would be subject.

  All or a substantial portion of High Income Fund's or Strategic Income Fund's investments in foreign and emerging market securities may be rated below investment grade or may be unrated securities with credit characteristics that are comparable to securities that are rated below investment grade. Strategic Income Fund may invest without limit in securities of issuers in emerging market countries and in non-U.S. dollar-denominated fixed income securities, including securities denominated in the local currencies of emerging market countries.

SPECIAL CHARACTERISTICS OF FOREIGN AND EMERGING MARKET SECURITIES

  EMERGING MARKET SECURITIES. Many of the foreign and emerging market securities are not registered with the SEC, nor are the issuers thereof subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a Fund than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Foreign companies and, in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. A Fund's net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in the temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  SOVEREIGN DEBT. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

  A sovereign debtor's willingness or ability to pay interest and repay principal in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country's international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

  To the extent that a country has a current account deficit (generally when exports of merchandise and services are less than the country's imports of merchandise and services plus net transfers (e.g., gifts of currency and goods) to foreigners), it will need to depend on loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of a country to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of a government to make payments on its obligations. In addition, the cost of servicing debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

  With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such moratoria are currently in effect in certain Latin American countries.

  Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments. Holders of sovereign debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors. The interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may therefor have access to information not available to other market participants. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

  Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of a Fund. Certain countries in which a Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets may require a Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

  BRADY BONDS. Brady Bonds are sovereign debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the IMF. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

  Brady Plan debt restructurings totalling more than $80 billion have been implemented to date in Mexico, Costa Rica, Venezuela, Uruguay, Nigeria, Argentina and the Philippines and, in addition, Brazil has announced intentions to issue Brady Bonds. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, a Fund will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

  Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. Brady Bonds are often viewed as having several valuation components: (1) the collateralized repayment of principal, if any, at final maturity, (2) the collateralized interest payments, if any, (3) the uncollateralized interest payments and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) repayment of principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

  STRUCTURED FOREIGN INVESTMENTS. This term refers to interests in U.S. and foreign entities organized and operated solely for the purpose of securitizing or restructuring the investment characteristics of foreign securities. This type of securitization or restructuring involves the deposit with or purchase by a U.S. or foreign entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured foreign investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured foreign investments is dependent on the extent of the cash flow on the underlying instruments.

  Structured foreign investments frequently involve no credit enhancement. Accordingly, their credit risk generally will be equivalent to that of the underlying instruments. In addition, classes of structured foreign investments may be subordinated to the right of payment of another class. Subordinated structured foreign investments typically have higher yields and present greater risks that unsubordinated structured foreign investments. Structured foreign investments are typically sold in private placement transactions, and there currently is no active trading market for structured foreign investments.

  SELECTION OF SECURITIES--STRATEGIC INCOME FUND. In selecting U.S. government and investment grade securities for Strategic Income Fund's portfolio, Mitchell Hutchins will consider factors such as the general level of interest rates, changes in the perceived creditworthiness of the issuers, the prepayment outlook for the mortgage market and changes in general economic conditions and business conditions affecting the issuers and their respective industries.

  In selecting U.S. high yield securities for Strategic Income Fund's portfolio, Mitchell Hutchins seeks to identify issuers and industries that Mitchell Hutchins believes are more likely to experience stable or improving financial conditions. Many corporations are in the process of strengthening, or have recently improved, their financial positions through cost-cutting, restructuring or refinancing with lower cost debt. Mitchell Hutchins expects that, at times when the U.S. economy is improving, these factors and others may lead many issuers to experience financial improvement and possible credit upgrades. Mitchell Hutchins seeks to identify these issuers through detailed credit research. Mitchell Hutchins' analysis may include consideration of general industry trends, the issuer's experience and managerial strength, changing financial conditions, borrowing requirements or debt maturity schedules, the issuer's responsiveness to changes in business conditions and interest rates, and other terms and conditions. Mitchell Hutchins may also consider relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

  Mitchell Hutchins selectively invests Strategic Income Fund's assets allocated to foreign and emerging market securities in securities of issuers in countries where the combination of income market yields, the price appreciation potential of fixed income securities and, with respect to non-U.S. dollar-denominated securities, currency exchange rate movements present opportunities for high current income and, secondarily, capital appreciation. Determinations as to the foreign markets in which the Fund invests are based on an evaluation of total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history of the country in which the issuer is located. Particular securities are selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various issues by a single issuer, analysis of volatility and liquidity of these particular instruments and the tax implications to the Fund of various instruments.

  LENDING OF PORTFOLIO SECURITIES. As indicated in the Prospectus, each Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any loan at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash held as collateral to the borrower or placing broker. A Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. Investment Grade Income Fund and High Income Fund each may invest up to 5% of its net assets and Strategic Income Fund may invest without limitation in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation and one or more financial institutions ("Lenders"). The Funds' investments in Loans are expected in most instances to be in the form of participations ("Participations") in Loans and assignments ("Assignments") of all or a portion of Loans from third parties. Participations typically result in a Fund's having a contractual relationship only with the Lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Funds will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by Mitchell Hutchins to be creditworthy.

  When a Fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

  Assignments and Participations are generally not registered under the 1933 Act and thus are subject to each Fund's limitation on investment in illiquid securities. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

  SEGREGATED ACCOUNTS. When a Fund enters into certain transactions that involve obligations to make future payments to third parties, including dollar rolls, reverse repurchase agreements or the purchase of securities on a when-issued or delayed delivery basis, the Fund will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Hedging and Other Strategies Using Derivative Contracts," segregated accounts may also be required in connection with certain transactions involving options or futures contracts, interest rate protection transactions or forward currency contracts.

  FUNDAMENTAL INVESTMENT LIMITATIONS. The following fundamental investment limitations cannot be changed for a Fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or the amount of total assets will not be considered a violation of any of the following limitations:

    Each Fund will not:

  (1) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that U.S. Government Income Fund and Low Duration Income Fund, under normal circumstances, each will invest 25% or more of its total assets in mortgage- and asset-backed securities, which (whether or not issued or guaranteed by an agency or instrumentality of the U.S. government) shall be considered a single industry for purposes of this limitation.

  (2) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

  (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, banker's acceptances or similar instruments will not be considered the making of a loan.

  (4) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

  (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

  (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    In addition, U.S. Government Income Fund, Low Duration Income Fund, Investment Grade Income Fund and High Income Fund will not:

  (7) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

  NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions may be changed by each board without shareholder approval.

  Each Fund will not:

  (1) invest more than 10% (15% for Low Duration Income Fund and Strategic Income Fund) of its net assets in illiquid securities, a term that means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

  (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  (3) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  (4) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

  (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

            HEDGING AND OTHER STRATEGIES USING DERIVATIVE CONTRACTS

  GENERAL DESCRIPTION OF HEDGING STRATEGIES. As discussed in the Prospectus, Mitchell Hutchins or PIMCO may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge a Fund's portfolio and to enhance income or realize gains. Mitchell Hutchins or PIMCO also may attempt to hedge a Fund's portfolio through the use of interest rate protection transactions, and High Income Fund and Strategic Income Fund may use forward currency contracts for hedging purposes. A Fund may enter into transactions using one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a Fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments used by the Funds are described below.

  OPTIONS ON DEBT SECURITIES AND FOREIGN CURRENCIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract which gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

  OPTIONS ON INDICES OF DEBT SECURITIES. An index assigns relative values to the securities included in the index and fluctuates with changes in the market values of such securities. Index options operate in the same way as more traditional options except that exercises of index options are effected with cash payment and do not involve delivery of securities. Thus, upon exercise of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.

  DEBT SECURITY INDEX FUTURES CONTRACTS. A debt security index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally, contracts are closed out prior to the expiration date of the contract.

  INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of debt security called for in the contract at a specified future time and at a specified price. Although interest rate futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

  OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

  FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

  GENERAL DESCRIPTION OF HEDGING STRATEGIES. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge a Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise that put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

  Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge a Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

  Each Fund may purchase and write (sell) covered straddles on securities or indices of debt securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A Fund might enter into a long straddle when Mitchell Hutchins or PIMCO believes it likely that interest rates will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A Fund might enter into a short straddle when Mitchell Hutchins or PIMCO believes it unlikely that interest rates will be as volatile during the term of the option as the option pricing implies.

  Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

  The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, a Fund's ability to use Derivative Instruments will be limited by tax considerations. See "Taxes."

  In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins and PIMCO expect to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as

Mitchell Hutchins and PIMCO develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts or other techniques are developed. Mitchell Hutchins or PIMCO may utilize these opportunities to the extent that they are consistent with the Funds' investment objectives and permitted by the Funds' investment limitations and applicable regulatory authorities. The Funds' Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

  SPECIAL RISKS OF HEDGING STRATEGIES. The use of Derivative Instruments in hedging strategies involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow:

  (1) Successful use of most Derivative Instruments depends upon Mitchell Hutchins' or PIMCO's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins and PIMCO are experienced in the use of Derivative Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

  (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded.

  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because Mitchell Hutchins or PIMCO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

  (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If a Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

  COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies (for High Income Fund and Strategic Income Fund) or other options, futures contracts or (for High Income Fund and Strategic Income Fund) forward currency contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

  OPTIONS. The Funds may purchase put and call options, and write (sell) covered put and call options, on debt securities and (for High Income Fund and Strategic Income Fund) foreign currencies. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchasers of such options. In addition, writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. The securities or other assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Investment Policies and Restrictions--Illiquid Securities."

  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, OTC options on debt securities are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option. Options that expire unexercised have no value.

  A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

  The Funds may purchase or write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. A Fund will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

  A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

  If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

  A Fund may purchase and write put and call options on indices of debt securities in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in the debt securities market (or market sectors) rather than anticipated increases or decreases in the value of a particular security.

  GUIDELINES FOR OPTIONS. Each Fund's use of options is governed by the following guidelines, which can be changed by its board without shareholder vote:

  1. A Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options purchased by the Fund, does not exceed 5% of the Fund's total assets.

  2. The aggregate value of securities underlying put options written by any Fund determined as of the date the put options are written, will not exceed 50% of the Fund's net assets.

  3. The aggregate premiums paid on all options (including options on securities, foreign currencies and indices of debt securities and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of the Fund's net assets.

  FUTURES. The Funds may purchase and sell interest rate futures contracts and Low Duration Fund and Strategic Income Fund may purchase and sell debt securities index futures contracts. Each Fund also may purchase put and call options, and write covered put and call options, on the futures contracts it is allowed to purchase and sell. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered call options on securities or indices.

  Futures strategies also can be used to manage the average duration of a Fund's portfolio. If Mitchell Hutchins or PIMCO wishes to shorten the average duration of a Fund, the Fund may sell an interest rate futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins or PIMCO wishes to lengthen the average duration of a Fund, the Fund may buy an interest rate futures contract or a call option thereon or sell a put option thereon.

  Each Fund may also write put options on interest rate futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when it is more advantageous to the Fund than is purchasing the futures contract.

  No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit with the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a put or call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

  Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Each Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid, secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If a Fund were unable to liquidate a futures or options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  GUIDELINES FOR FUTURES AND RELATED OPTIONS. Each Fund's use of futures and related options is governed by the following guidelines, which can be changed by its board without shareholder vote:

  1. To the extent a Fund enters into futures contracts and options on futures positions including, for High Income Fund, options on foreign currencies traded on a commodities exchange that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

  2. The aggregate premiums paid on all options (including options on securities, foreign currencies and indices of debt securities and options on futures contracts) purchased by a Fund that are held at any time will not exceed 20% of the Fund's net assets.

  3. The aggregate margin deposits on all futures contracts and options thereon held at any time by the Fund will not exceed 5% of the Fund's total assets.

  FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. High Income Fund and Strategic Income Fund may use options on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which portfolio securities are denominated. Such currency hedges can protect against price movements in a security a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  A Fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are more expensive than certain other Derivative Instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the Derivative Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

  Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

  FORWARD CURRENCY CONTRACTS. High Income Fund and Strategic Income Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency transactions may also serve as short hedges--for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

  As noted above, High Income Fund and Strategic Income Fund Fund also may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which Mitchell Hutchins believes will have a positive correlation to the value of the currency being hedged. In addition, a Fund may use forward currency contracts to shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and Mitchell Hutchins believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

  The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

  As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

  The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

  LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. High Income Fund and Strategic Income Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains appropriate assets in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

INTEREST RATE PROTECTION TRANSACTIONS

  The Funds may enter into interest rate protection transactions, including interest rate swaps and interest rate caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange payments that are based, respectively, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor on predetermined dates or during a specified time period. The Funds intend to use these transactions as a hedge and not as a speculative investment. Interest rate protection transactions are subject to risks comparable to those described above with respect to other hedging strategies.

  Each Fund may enter into interest rate swaps, caps, collars and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, Mitchell Hutchins, PIMCO and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and appropriate Fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account, as described above in "Investment Policies and Restrictions--Segregated Accounts." Each Fund also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

  The Funds will enter into interest rate protection transactions only with banks and recognized securities dealers believed by Mitchell Hutchins or PIMCO to present minimal credit risks in accordance with guidelines established by each board. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

             TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

  The trustees and executive officers of the Trusts, their ages, business addresses and principal occupations during the past five years are:

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Margo N. Alexander**; 49       Trustee and President  Mrs. Alexander is presi-
                                                        dent, chief executive
                                                        officer and a director
                                                        of Mitchell Hutchins
                                                        (since January 1995)
                                                        and also an executive
                                                        vice president and a
                                                        director of
                                                        PaineWebber. Mrs. Alex-
                                                        ander is president and
                                                        a director or trustee
                                                        of 29 investment compa-
                                                        nies for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Richard Q. Armstrong; 61              Trustee         Mr. Armstrong is chair-
 78 West Brother Drive                                  man and principal of
 Greenwich, CT 06830                                    RQA Enterprises (man-
                                                        agement consulting
                                                        firm) (since April 1991
                                                        and principal occupa-
                                                        tion since March 1995).
                                                        Mr. Armstrong is also a
                                                        director of Hi Lo Auto-
                                                        motive, Inc. He was
                                                        chairman of the board,
                                                        chief executive officer
                                                        and co-owner of Adiron-
                                                        dack Beverages (pro-
                                                        ducer and distributor
                                                        of soft drinks and
                                                        sparkling/still waters)
                                                        (October 1993-March
                                                        1995). He was a partner
                                                        of the New England Con-
                                                        sulting Group (manage-
                                                        ment consulting firm)
                                                        (December 1992-Septem-
                                                        ber 1993). He was man-
                                                        aging director of LMVH
                                                        U.S. Corporation (U.S.
                                                        subsidiary of the
                                                        French luxury goods
                                                        conglomerate, Luis
                                                        Vuitton Moet Hennessey
                                                        Corporation) (1987-
                                                        1991) and chairman of
                                                        its wine and spirits
                                                        subsidiary, Schieffelin
                                                        & Somerset Company
                                                        (1987-1991). Mr. Arm-
                                                        strong is a
                                                        director or trustee of
                                                        28 investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 E. Garrett Bewkes, Jr.**; 70        Trustee and       Mr. Bewkes is a director
                                   Chairman of the      of Paine Webber Group
                                  Board of Trustees     Inc. ("PW Group")
                                                        (holding company of
                                                        PaineWebber and Mitch-
                                                        ell Hutchins). Prior to
                                                        December 1995, he was a
                                                        consultant to PW Group.
                                                        Prior to 1988, he was
                                                        chairman of the board,
                                                        president and chief ex-
                                                        ecutive officer of
                                                        American Bakeries Com-
                                                        pany. Mr. Bewkes is
                                                        also a director of In-
                                                        terstate Bakeries Cor-
                                                        poration, NaPro
                                                        BioTherapeutics, Inc.
                                                        and a director or
                                                        trustee of 29 invest-
                                                        ment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Richard R. Burt; 50                   Trustee         Mr. Burt is chairman of
 1101 Connecticut Avenue, N.W.                          International Equity
 Washington, D.C. 20036                                 Partners (international
                                                        investments and con-
                                                        sulting firm) (since
                                                        March 1994) and a part-
                                                        ner of McKinsey & Com-
                                                        pany (management con-
                                                        sulting firm) (since
                                                        1991). He is also a di-
                                                        rector of American Pub-
                                                        lishing Company and Ar-
                                                        cher-Daniels-Midland
                                                        Co. (agricultural com-
                                                        modities). He was the
                                                        chief negotiator in the
                                                        Strategic Arms Reduc-
                                                        tion Talks with the
                                                        former Soviet Union
                                                        (1989-1991) and the
                                                        U.S. Ambassador to the
                                                        Federal Republic of
                                                        Germany (1985-1989).
                                                        Mr. Burt is a director
                                                        or trustee of 28 in-
                                                        vestment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Mary C. Farrell**; 47                 Trustee         Ms. Farrell is a manag-
                                                        ing director, senior
                                                        investment strategist
                                                        and member of the In-
                                                        vestment Policy Commit-
                                                        tee of PaineWebber. Ms.
                                                        Farrell joined
                                                        PaineWebber in 1982.
                                                        She is a member of the
                                                        Financial Women's Asso-
                                                        ciation and Women's
                                                        Economic Roundtable and
                                                        is employed as a regu-
                                                        lar panelist on Wall
                                                        $treet Week with Louis
                                                        Rukeyser. She also
                                                        serves on the Board of
                                                        Overseers of New York
                                                        University's Stern
                                                        School of Business. Ms.
                                                        Farrell is a director
                                                        or trustee of 28 in-
                                                        vestment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Meyer Feldberg; 55                    Trustee         Mr. Feldberg is Dean and
 Columbia University                                    Professor of Management
 101 Uris Hall                                          of the Graduate School
 New York, New York 10027                               of Business, Columbia
                                                        University. Prior to
                                                        1989, he was president
                                                        of the Illinois Insti-
                                                        tute of Technology.
                                                        Dean Feldberg is also a
                                                        director of K-III Com-
                                                        munications Corpora-
                                                        tion, Federated Depart-
                                                        ment Stores, Inc., and
                                                        Revlon, Inc. and a di-
                                                        rector or trustee of 28
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 George W. Gowen; 67                   Trustee         Mr. Gowen is a partner
 666 Third Avenue                                       in the law firm of Dun-
 New York, New York 10017                               nington, Bartholow &
                                                        Miller. Prior to May
                                                        1994, he was a partner
                                                        in the law firm of Fry-
                                                        er, Ross & Gowen. Mr.
                                                        Gowen is also a direc-
                                                        tor of Columbia Real
                                                        Estate Investments,
                                                        Inc. and a director or
                                                        trustee of 28 invest-
                                                        ment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Frederic V. Malek; 60                 Trustee         Mr. Malek is chairman of
 1455 Pennsylvania Avenue,                              Thayer Capital Partners
 N.W.                                                   (investment bank) and a
 Suite 350                                              co-chairman and direc-
 Washington, D.C. 20004                                 tor of CB Commercial
                                                        Group Inc. (real es-
                                                        tate). From January
                                                        1992 to November 1992,
                                                        he was campaign manager
                                                        of Bush-Quayle '92.
                                                        From 1990 to 1992, he
                                                        was vice chairman and,
                                                        from 1989 to 1990, he
                                                        was president of North-
                                                        west Airlines Inc., NWA
                                                        Inc. (holding company
                                                        of Northwest Airlines
                                                        Inc.) and Wings Hold-
                                                        ings Inc. (holding com-
                                                        pany of NWA Inc.).
                                                        Prior to 1989, he was
                                                        employed by the
                                                        Marriott Corporation
                                                        (hotels, restaurants,
                                                        airline catering and
                                                        contract feeding),
                                                        where he most recently
                                                        was an executive vice
                                                        president and president
                                                        of Marriott Hotels and
                                                        Resorts. Mr. Malek is
                                                        also a director of
                                                        American Management
                                                        Systems, Inc. (manage

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
                                                        ment consulting and
                                                        computer related serv-
                                                        ices), Automatic Data
                                                        Processing, Inc., CB
                                                        Commercial Group, Inc.
                                                        (real estate services),
                                                        Choice Hotels Interna-
                                                        tional (hotel and hotel
                                                        franchising), FPL
                                                        Group, Inc. (electrical
                                                        services), Integra,
                                                        Inc. (bio-medical),
                                                        Manor Care, Inc., Na-
                                                        tional Education Corpo-
                                                        ration and Northwest
                                                        Airlines Inc. Mr. Malek
                                                        is a director or
                                                        trustee of 28 other in-
                                                        vestment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Carl W. Schafer; 61                   Trustee         Mr. Schafer is president
 P.O. Box 1164                                          of the Atlantic Founda-
 Princeton, NJ 08542                                    tion, (charitable foun-
                                                        dation supporting
                                                        mainly oceanographic
                                                        exploration and re-
                                                        search). He also is a
                                                        director of Roadway Ex-
                                                        press, Inc. (trucking),
                                                        The Guardian Group of
                                                        Mutual Funds, Evans
                                                        Systems, Inc. (a motor
                                                        fuels, convenience
                                                        store and diversified
                                                        company), Electronic
                                                        Clearing House, Inc.
                                                        (financial transactions
                                                        processing), Wainoco
                                                        Oil Corporation and
                                                        Nutraceutix, Inc. (bio-
                                                        technology). Prior to
                                                        January 1993, he was
                                                        chairman of the Invest-
                                                        ment Advisory Committee
                                                        of the Howard Hughes
                                                        Medical Institute. Mr.
                                                        Schafer is a director
                                                        or trustee of 28 in-
                                                        vestment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Julieanna Berry; 33               Vice President      Ms. Berry is a vice
                                (Managed Investments    president and a portfo-
                                     Trust only)        lio manager of Mitchell
                                                        Hutchins. Ms. Berry is
                                                        a vice president of two
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Karen L. Finkel; 39               Vice President      Mrs. Finkel is a first
                                (Managed Investments    vice president and a
                                     Trust only)        portfolio manager of
                                                        Mitchell Hutchins. Mrs.
                                                        Finkel is a vice presi-
                                                        dent of two investment
                                                        companies for which
                                                        Mitchell Hutchins
                                                        serves as investment
                                                        adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS     OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Donald R. Jones; 36               Vice President      Mr. Jones is a first
                                  (Securities Trust     vice president and a
                                        only)           portfolio manager of
                                                        Mitchell Hutchins.
                                                        Prior to February
                                                        1996, he was a vice
                                                        president in the asset
                                                        management group of
                                                        First Fidelity Bancor-
                                                        poration. Mr. Jones is
                                                        a vice president of
                                                        one investment company
                                                        for which Mitchell
                                                        Hutchins or
                                                        PaineWebber serves as
                                                        investment adviser.
 James F. Keegan; 36               Vice President      Mr. Keegan is a senior
                                (Managed Investments    vice president and a
                                     Trust only)        portfolio manager of
                                                        Mitchell Hutchins.
                                                        Prior to March 1996,
                                                        he was director of
                                                        fixed income strategy
                                                        and research of
                                                        Merrion Group, L.P.
                                                        From 1987 to 1994, he
                                                        was a vice president
                                                        of Bankers Trust Com-
                                                        pany where he was the
                                                        director of credit re-
                                                        search for the global
                                                        investment management
                                                        group. Mr. Keegan is a
                                                        vice president of
                                                        three investment com-
                                                        panies for which
                                                        Mitchell Hutchins or
                                                        PaineWebber serves as
                                                        investment adviser.
 Thomas J. Libassi; 38             Vice President      Mr. Libassi is a senior
                                                        vice president and a
                                                        portfolio manager of
                                                        Mitchell Hutchins.
                                                        Prior to May 1994, he
                                                        was a vice president
                                                        of Keystone Custodian
                                                        Funds Inc. with port-
                                                        folio management re-
                                                        sponsibility. Mr.
                                                        Libassi is a vice
                                                        president of four in-
                                                        vestment companies for
                                                        which Mitchell
                                                        Hutchins serves as in-
                                                        vestment adviser.
 C. William Maher; 35            Vice President and    Mr. Maher is a first
                                 Assistant Treasurer    vice president and a
                                                        senior manager of the
                                                        mutual fund finance
                                                        division of Mitchell
                                                        Hutchins. Mr. Maher is
                                                        a vice president and
                                                        assistant treasurer of
                                                        29 investment compa-
                                                        nies for which Mitch-
                                                        ell Hutchins or
                                                        PaineWebber serves as
                                                        investment adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Dennis McCauley; 50               Vice President      Mr. McCauley is a manag-
                                                        ing director and chief
                                                        investment officer--
                                                        fixed income of Mitch-
                                                        ell Hutchins. Prior to
                                                        December 1994, he was
                                                        director of fixed in-
                                                        come investments of IBM
                                                        Corporation.
                                                        Mr. McCauley is a vice
                                                        president of 19 invest-
                                                        ment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Ann E. Moran; 39                Vice President and    Ms. Moran is a vice
                                 Assistant Treasurer    president of Mitchell
                                                        Hutchins. Ms. Moran is
                                                        a vice president and
                                                        assistant treasurer of
                                                        29 investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Dianne E. O'Donnell; 44           Vice President      Ms. O'Donnell is a se-
                                    and Secretary       nior vice president and
                                                        deputy general counsel
                                                        of Mitchell Hutchins.
                                                        Ms. O'Donnell is a vice
                                                        president and secretary
                                                        of 28 investment compa-
                                                        nies for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Emil Polito; 36                   Vice President      Mr. Polito is a senior
                                                        vice president and di-
                                                        rector of operations
                                                        and control for Mitch-
                                                        ell Hutchins. From
                                                        March 1991 to September
                                                        1993 he was director of
                                                        the Mutual Funds Sales
                                                        Support and Service
                                                        Center for Mitchell
                                                        Hutchins and
                                                        PaineWebber. Mr. Polito
                                                        is also vice president
                                                        of 29 investment compa-
                                                        nies for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Victoria E. Schonfeld; 46         Vice President      Ms. Schonfeld is a man-
                                                        aging director and gen-
                                                        eral counsel of Mitch-
                                                        ell Hutchins. Prior to
                                                        May 1994, she was a
                                                        partner in the law firm
                                                        of Arnold & Porter.
                                                        Ms. Schonfeld is a vice
                                                        president of 29 invest-
                                                        ment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Paul H. Schubert; 33              Vice President      Mr. Schubert is a first
                                    and Assistant       vice president and a
                                      Treasurer         senior manager of the
                                                        mutual fund finance di-
                                                        vision of Mitchell
                                                        Hutchins. From August
                                                        1992 to August 1994, he
                                                        was a vice president at
                                                        BlackRock Financial
                                                        Management L.P. Prior
                                                        to August 1992, he was
                                                        an audit manager with
                                                        Ernst & Young LLP. Mr.
                                                        Schubert is a vice
                                                        president and assistant
                                                        treasurer of 29 invest-
                                                        ment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Nirmal Singh; 40                  Vice President      Mr. Singh is a first
                                                        vice president of
                                                        Mitchell Hutchins.
                                                        Prior to September
                                                        1993, he was a member
                                                        of the portfolio man-
                                                        agement team at Merrill
                                                        Lynch Asset Management,
                                                        Inc. Mr. Singh is a
                                                        vice president of five
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.

 Julian F. Sluyters; 36          Vice President and    Mr. Sluyters is a senior
                                      Treasurer         vice president and the
                                                        director of the mutual
                                                        fund finance division
                                                        of Mitchell Hutchins.
                                                        Mr. Sluyters is a vice
                                                        president and treasurer
                                                        of 29 investment compa-
                                                        nies for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Mark A. Tincher; 41               Vice President      Mr. Tincher is a manag-
                                                        ing director and chief
                                                        investment officer--
                                                        U.S. equity investments
                                                        of Mitchell Hutchins.
                                                        Prior to March 1995, he
                                                        was a vice president
                                                        and directed the U.S.
                                                        funds management and
                                                        equity research areas
                                                        of Chase Manhattan Pri-
                                                        vate Bank. Mr. Tincher
                                                        is a vice president of
                                                        13 investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Craig M. Varrelman; 38            Vice President      Mr. Varrelman is a first
                                                        vice president and a
                                                        portfolio manager of
                                                        Mitchell Hutchins. Mr.
                                                        Varrelman is a vice
                                                        president of five
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Stuart Waugh; 41                  Vice President      Mr. Waugh is a managing
                                  (Securities Trust     director and a
                                        only)           portfolio manager of
                                                        Mitchell Hutchins
                                                        responsible for global
                                                        fixed income
                                                        investments and
                                                        currency trading. Mr.
                                                        Waugh is a vice
                                                        president of five
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Keith A. Weller; 35             Vice President and    Mr. Weller is a first
                                 Assistant Secretary    vice president and
                                                        associate general
                                                        counsel of Mitchell
                                                        Hutchins. Prior to May
                                                        1995, he was an
                                                        attorney in private
                                                        practice. Mr. Weller is
                                                        a vice president and
                                                        assistant secretary of
                                                        28 investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Teresa M. West; 38                Vice President      Ms. West is a first vice
                                                        president of Mitchell
                                                        Hutchins. Prior to No-
                                                        vember 1993, she was
                                                        compliance manager of
                                                        Hyperion Capital Man-
                                                        agement, Inc., an in-
                                                        vestment advisory firm.
                                                        Prior to April 1993,
                                                        Ms. West was a vice
                                                        president and manager--
                                                        legal administration of
                                                        Mitchell Hutchins. Ms.
                                                        West is a vice presi-
                                                        dent of 29 investment
                                                        companies for which
                                                        Mitchell Hutchins or
                                                        PaineWebber serves as
                                                        investment adviser.

----------------
  * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.
 ** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the
    Trust as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins, PaineWebber and/or PW Group.





    1285*AvenueUofnthelAmericas,eNewsYork,sNewoYorkt10019.herwise indicated, the business address of each listed person is Hutchins,TPaineWebberrand/oruPWsGroup.t*as*de nedMinrthes1940.ActAbylvirtueeofxtheirapositionsnwithdMitcheller, Mr. Bewkes and Ms. Farrell are "interested persons" of the

  Managed Investments Trust pays trustees who are not "interested persons" of the Trust $1,000 annually for each series of the Trust. Securities Trust pays trustees who are not "interested persons" of the Trust $1,000 for Strategic Income Fund and $1,500 for the Trust's second series. Each Trust pays $150 for each board meeting and each separate meeting of a board committee. Therefore, Managed Investments Trust pays each such trustee $6,000 annually for its six series, Securities Trust pays each such trustee $2,500 annually for its two series and each Trust pays any additional amounts due for board or committee meetings. Mr. Feldberg and another independent trustee to be elected by the board serve as chairmen of the audit and contract review committees of individual funds within the PaineWebber fund complex and receive additional compensation, aggregating $15,000 each from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Trust own in the aggregate less than 1% of the shares of each Fund. Because PaineWebber and Mitchell Hutchins perform substantially all of the services necessary for the operation of the Trust and the Funds, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

  The Table below includes certain information relating to the compensation of each Trust's current trustees who held office with the Trust or other PaineWebber funds during the fiscal year indicated.

                            COMPENSATION TABLE+

                                                                     TOTAL
                              AGGREGATE                           COMPENSATION
                          COMPENSATION FROM      AGGREGATE      FROM THE TRUSTS
                             THE MANAGED     COMPENSATION FROM      AND THE
NAME OF PERSON, POSITION  INVESTMENTS TRUST* SECURITIES TRUST** TRUST COMPLEX***
------------------------  ------------------ ------------------ ----------------
Richard Q. Armstrong,           $4,139             $3,081           $59,873
 Trustee ...............
Richard Burt, Trustee...        $3,389             $2,781           $51,173
Meyer Feldberg, Trust-          $8,750             $1,664           $96,181
 ee.....................
George W. Gowen, Trust-         $8,750             $1,664           $92,431
 ee.....................
Frederic V. Malek,              $8,750             $1,664           $92,431
 Trustee................
Carl W. Schafer, Trust-         $4,139             $1,664           $62,307
 ee.....................

--------

  + Only independent members of the board are compensated by a Trust and identified above; trustees who are "interested persons," as defined by the 1940 Act, do not receive compensation.
  * Represents fees paid to each trustee during the fiscal year ended November 30, 1996.
 ** Represents fees paid to each trustee during the ten months ended November
    30, 1996.

*** Represents total compensation paid to each trustee during the calendar year ended December 31, 1996; no fund within the fund complex has a pension or retirement plan.

  PRINCIPAL HOLDERS OF SECURITIES. The Funds' records as of February 28, 1997, did not indicate that any shareholder owned more than 5% of any class of a Fund's shares.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

  INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of each Fund pursuant to a contract with Managed Investments Trust dated April 21, 1988, as supplemented by a separate fee agreement dated March 26, 1993 with respect to Low Duration Income Fund, and a contract dated January 29, 1993 with Securities Trust, as supplemented by a Fee Agreement dated January 28, 1994 (each an "Advisory Contract"). Under the Advisory Contracts, Strategic Income Fund pays Mitchell Hutchins an annual fee of 0.75% of its average daily net assets and each of the four other Funds pays Mitchell Hutchins an annual fee of 0.50% of its average daily net assets. All fees paid under the Advisory Contracts are computed daily and paid monthly.

  During each of the periods indicated, Mitchell Hutchins earned (or accrued) advisory fees in the amounts set forth below:

                                               FISCAL YEAR ENDED NOVEMBER 30,
                                            ------------------------------------
                                                1996        1995        1994
                                            ------------ ----------- -----------
   U.S. Government Income Fund.............  $2,517,534  $2,784,437   $3,958,127
   Investment Grade Income Fund............  $1,685,067  $1,890,394   $1,897,899
   High Income Fund........................  $2,656,610  $3,050,197   $4,047,201
   Low Duration Income Fund................  $1,272,455  $1,839,876   $5,598,491
                                                                       (of which
                                                                        $400,611
                                                                     was waived)
                                                                       PERIOD
                                             TEN MONTHS  FISCAL YEAR FEBRUARY 7,
                                               ENDED        ENDED     1994* TO
                                            NOVEMBER 30, JANUARY 31, JANUARY 31,
                                                1996        1996        1995
                                            ------------ ----------- -----------
   Strategic Income Fund...................  $  407,534  $  546,119   $  603,881

--------
 * Commencement of operations.

  The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers but does not require Mitchell Hutchins to do so. Under a sub-investment advisory contract ("Sub-Advisory Contract") dated November 14, 1994 with Mitchell Hutchins, PIMCO serves as sub-adviser for Low Duration Income Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays PIMCO a fee in the annual amount of 0.25% of the Fund's average daily net assets. PIMCO bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract. For the fiscal year ended November 30, 1996 and November 30, 1995 and the period October 20, 1994 to November 30, 1994, Mitchell Hutchins paid (or accrued) to PIMCO sub-advisory fees of $636,228, $919,938 and $147,540, pursuant to the Sub-Advisory Contract and a substantially similar prior contract.

  Under a service agreement pursuant to which PaineWebber provides certain services to each Fund not otherwise provided by the Funds' transfer agent, which agreement is reviewed by each Trust's board annually, PaineWebber earned (or accrued) the amounts set forth below during each of the periods indicated.

                                               FISCAL YEAR ENDED NOVEMBER 30,
                                            ------------------------------------
                                                1996        1995        1994
                                            ------------ ----------- -----------
   U.S. Government Income Fund.............   $133,159    $154,428    $196,490
   Investment Grade Income Fund............   $ 83,120    $ 99,641    $ 97,475
   High Income Fund........................   $131,762    $158,323    $181,748
   Low Duration Income Fund................   $ 70,807    $107,999    $139,291
                                                                       PERIOD
                                             TEN MONTHS  FISCAL YEAR FEBRUARY 7,
                                               ENDED        ENDED     1994* TO
                                            NOVEMBER 30, JANUARY 31, JANUARY 31,
                                                1996        1996        1995
                                            ------------ ----------- -----------
   Strategic Income Fund...................   $ 14,226    $ 19,823    $ 21,998

--------
 * Commencement of operations

  Under the terms of the Advisory Contracts, each Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of a Trust not readily identifiable as belonging to a particular series of the Trust are allocated among the series of the Trust (including the Funds) by or under the direction of the Trust's board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Funds include the following (or each Fund's share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and any other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Trust or a Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

  Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Fund in connection with the performance of the Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Under the Sub-Advisory Contract, PIMCO will not be liable for any error of judgment or mistake of law or for any loss suffered by Managed Investments Trust, Low Duration Income Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to any of them to which PIMCO would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract. Each Advisory Contract terminates automatically with respect to each Fund upon assignment and is terminable at any time without penalty by the applicable board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to the Trust. The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board or by vote of the holders of a majority of Low Duration Income Fund's outstanding voting securities on 60 days' notice to PIMCO, or by PIMCO on 120 days' written notice to Mitchell Hutchins. The Sub-Advisory Contract may also be terminated by Mitchell Hutchins
(1) upon material breach by PIMCO of its representations and warranties, which breach shall not have been cured within a 20 day period after notice of such breach; (2) if PIMCO becomes unable to discharge its duties and obligations under the Sub-Advisory Contract; or (3) on 120 days' notice to PIMCO.

  The following table shows the approximate net assets as of February 28, 1997, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                NET ASSETS
      INVESTMENT CATEGORY        ($ MIL)
      -------------------       ----------
      Domestic (excluding
       Money Market).........   $ 5,710.4
      Global.................     2,938.1
      Equity/Balanced........     3,579.3
      Fixed Income (excluding
       Money Market).........     5,069.2
         Taxable Fixed In-
          come...............     3,478.8
         Tax-Free Fixed In-
          come...............     1,590.4
      Money Market Funds.....    24,668.5

  Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of other PaineWebber funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

  PIMCO personnel also may invest in securities for their own accounts pursuant to PIMCO's code of ethics, which establishes procedures for personal investing and restricts certain transactions.

  DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class A, Class B and Class C shares of each Fund under separate distribution contracts with each Trust (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the Funds are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber, relating to the Class A, Class B and Class C shares of each Fund (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell each Fund's shares.

  Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of each Fund adopted by the Trusts in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), each Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each Class of shares. Under the Class B Plan, each Fund also pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares. Under the Class C Plan, each Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.50% of the average daily net assets of the Class C shares.

  Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant Class and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

  In reporting amounts expended under the Plans to the trustees, Mitchell Hutchins will allocate expenses attributable to the sale of each Class of Fund shares to such Class based on the ratio of sales of such Class to the sales of all three Classes of shares. The fees paid by one Class of Fund shares will not be used to subsidize the sale of any other Class of Fund shares.

  The Funds paid (or accrued) the following fees to Mitchell Hutchins under the Class A, Class B and Class C Plans during the fiscal periods shown:

                                                       INVESTMENT                      STRATEGIC
                         U.S. GOVERNMENT LOW DURATION    GRADE     HIGH INCOME           INCOME
                           INCOME FUND   INCOME FUND  INCOME FUND      FUND               FUND
                         --------------- ------------ ------------ ------------ ------------------------
                           FISCAL YEAR   FISCAL YEAR  FISCAL YEAR  FISCAL YEAR   TEN MONTHS  FISCAL YEAR
                              ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                          NOVEMBER 30,   NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, JANUARY 31,
                              1996           1996         1996         1996         1996        1996
                         --------------- ------------ ------------ ------------ ------------ -----------
Class A.................    $948,991      $  244,189    $597,257    $  583,168    $ 19,708    $ 25,887
Class B.................     714,894          88,618     636,961     2,043,792     317,852     415,659
Class C.................     336,391       1,107,463     258,103       702,569     110,029     156,716

  Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to the Funds during the fiscal periods shown:

                                    CLASS A

                                                        INVESTMENT                      STRATEGIC
                          U.S. GOVERNMENT LOW DURATION    GRADE     HIGH INCOME           INCOME
                            INCOME FUND   INCOME FUND  INCOME FUND      FUND               FUND
                          --------------- ------------ ------------ ------------ ------------------------
                            FISCAL YEAR   FISCAL YEAR  FISCAL YEAR  FISCAL YEAR   TEN MONTHS  FISCAL YEAR
                               ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                           NOVEMBER 30,   NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, JANUARY 31,
                               1996           1996         1996         1996         1996        1996
                          --------------- ------------ ------------ ------------ ------------ -----------
Marketing and
 advertising............     $ 73,288       $211,531     $ 52,608    $   48,020    $ 8,925     $ 57,841
Printing of prospectuses
 and statements of
 additional information.          941            744        1,257           809        558          347
Branch network costs
 allocated and interest
 expense................      349,595        350,745      256,083       287,703     13,682       25,190
Service fees paid to
 investment executives..      372,057         96,410      233,362       229,098      7,312       11,649

                                    CLASS B

                                                        INVESTMENT                      STRATEGIC
                          U.S. GOVERNMENT LOW DURATION    GRADE     HIGH INCOME           INCOME
                            INCOME FUND   INCOME FUND  INCOME FUND      FUND               FUND
                          --------------- ------------ ------------ ------------ ------------------------
                            FISCAL YEAR   FISCAL YEAR  FISCAL YEAR  FISCAL YEAR   TEN MONTHS  FISCAL YEAR
                               ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                           NOVEMBER 30,   NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, JANUARY 31,
                               1996           1996         1996         1996         1996        1996
                          --------------- ------------ ------------ ------------ ------------ -----------
Marketing and
 advertising............     $100,349       $ 72,394     $ 59,915    $   76,864    $29,679     $271,864
Amortization of
 commissions............      291,401         31,790      240,872     1,026,367    145,870      147,793
Printing of prospectuses
 and statements of
 additional information.        1,289            248        1,434         1,295      1,854        1,629
Branch network costs
 allocated and interest
 expense................      590,351        272,135      328,338       494,823     58,622      149,592
Service fees paid to
 investment executives..       70,123          8,670       62,224       209,650     29,451       46,762

                                    CLASS C

                                                        INVESTMENT                      STRATEGIC
                          U.S. GOVERNMENT LOW DURATION    GRADE     HIGH INCOME           INCOME
                            INCOME FUND   INCOME FUND  INCOME FUND      FUND               FUND
                          --------------- ------------ ------------ ------------ ------------------------
                            FISCAL YEAR   FISCAL YEAR  FISCAL YEAR  FISCAL YEAR   TEN MONTHS  FISCAL YEAR
                               ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                           NOVEMBER 30,   NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, JANUARY 31,
                               1996           1996         1996         1996         1996        1996
                          --------------- ------------ ------------ ------------ ------------ -----------
Marketing and
 advertising............     $ 53,523       $155,582     $ 27,798     $ 32,508      $7,671     $129,542
Amortization of
 commissions............       85,591        286,383       60,044      165,732      29,568       41,673
Printing of prospectuses
 and statements of
 additional information.          687            558          737       547            479          777
Branch network costs
 allocated and interest
 expense................      281,663        550,340      136,385      171,221      11,907       56,752
Service fees paid to
 investment executives..       44,069        145,132       32,481       96,212      11,166       17,631

  "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing Fund shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of each Fund's shares, including the PaineWebber retail branch system.

  In approving the Funds' overall Flexible PricingSM system of distribution, each board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the Funds and attracting new investors and assets to the Funds to the benefit of each Fund and its shareholders, (2) facilitate distribution of the Funds' shares and (3) maintain the competitive position of the Funds in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

  In approving the Class A Plan, each board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (4) the services provided to the Fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

  In approving the Class B Plan, each board considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from the Fund's purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

  In approving the Class C Plan, each board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the Fund's purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.

  With respect to each Plan, the trustees considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The trustees also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of each Fund, which fees would increase if the Plan were successful and the Funds attained and maintained significant asset levels.

  Under the Distribution Contract between each Trust and Mitchell Hutchins for the Class A shares and similar prior distribution contracts, for the periods set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer:

                                                          FISCAL YEARS ENDED
                                                             NOVEMBER 30,
                                                      --------------------------
                                                        1996     1995     1994
                                                      -------- -------- --------
     U.S. GOVERNMENT INCOME FUND
      Earned......................................... $ 28,937 $ 41,959 $121,124
      Retained.......................................   18,469    3,492   10,336

     LOW DURATION INCOME FUND
      Earned......................................... $  3,734 $  5,994 $892,216
      Retained.......................................      211    3,637  494,591

     INVESTMENT GRADE INCOME FUND
      Earned......................................... $ 36,783 $ 48,610 $137,013
      Retained.......................................    2,873   28,121   79,808

     HIGH INCOME FUND
      Earned......................................... $220,619 $297,694 $793,898
      Retained.......................................   16,318   18,982   55,058

                                                                    PERIOD
                                       TEN MONTHS  FISCAL YEAR FEBRUARY 7, 1994
                                         ENDED        ENDED      (COMMENCEMENT
                                      NOVEMBER 30, JANUARY 31, OF OPERATIONS) TO
                                          1996        1996     JANUARY 31, 1995
                                      ------------ ----------- -----------------
      STRATEGIC INCOME FUND
      Earned.........................   $16,799      $7,392        $469,876
      Retained.......................   $ 1,110      $  415          32,555

  For the fiscal periods shown, Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of Class A, Class B and Class C shares:

                                                       INVESTMENT
                         U.S. GOVERNMENT LOW DURATION    GRADE         HIGH            STRATEGIC
                           INCOME FUND   INCOME FUND  INCOME FUND  INCOME FUND        INCOME FUND
                         --------------- ------------ -----------  -----------  ------------------------
                           FISCAL YEAR   FISCAL YEAR  FISCAL YEAR  FISCAL YEAR   TEN MONTHS  FISCAL YEAR
                              ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                          NOVEMBER 30,   NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, JANUARY 31,
                              1996           1996         1996         1996         1996        1996
                         --------------- ------------ ------------ ------------ ------------ -----------
Class A.................     $   --         $  --       $   --       $   --       $   --       $  --
Class B.................     224,806        27,383      151,713      899,719      121,018      44,380
Class C.................       2,034        18,847        2,431       17,717        1,122         --

                             PORTFOLIO TRANSACTIONS

  Subject to policies established by each board, Mitchell Hutchins or PIMCO, as applicable, is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins and PIMCO seek to obtain the best net results for a Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. Generally, bonds are traded on the OTC market on a "net" basis without a stated commission through dealers acting for their own account and not as brokers. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. While Mitchell Hutchins or PIMCO generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results.

  During the fiscal periods indicated, the Funds paid the brokerage commissions set forth below:

                                               FISCAL YEAR ENDED NOVEMBER 30,
                                            ------------------------------------
                                                1996        1995        1994
                                            ------------ ----------- -----------
U.S. Government Income Fund................   $     0        $ 0       $     0
Investment Grade Income Fund...............   $ 2,400        $ 0       $21,500
High Income Fund...........................   $32,596        $ 0       $74,838
Low Duration Income Fund...................   $     0        $ 0       $88,421
                                                                       PERIOD
                                             TEN MONTHS  FISCAL YEAR FEBRUARY 7,
                                               ENDED        ENDED     1994* TO
                                            NOVEMBER 30, JANUARY 31, JANUARY 31,
                                                1996        1996        1995
                                            ------------ ----------- -----------
Strategic Income Fund......................   $     0        $ 0       $     0

--------
* Commencement of operations

  No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. Each board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Mitchell Hutchins or its affiliates are reasonable and fair. Specific provisions in the Advisory Contract authorize Mitchell Hutchins and any of its affiliates that are members of a national securities exchange to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid in accordance with applicable SEC regulations. During the last three fiscal years or periods indicated above, no Fund paid any brokerage commissions to PaineWebber or any other affiliate of Mitchell Hutchins, except that, during the fiscal year ended November 30, 1994, High Income Fund paid approximately $30,915 in brokerage commissions to PaineWebber.

  Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. Each Fund's procedures in selecting FCMs to execute that Fund's transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

  Consistent with the interests of a Fund and subject to the review of the applicable board, Mitchell Hutchins or PIMCO may cause a Fund to purchase and sell portfolio securities through brokers which provide the Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins or PIMCO determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins or PIMCO to that Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. During the fiscal year ended November 30, 1996, the Funds directed no portfolio transactions to brokers chosen because they provided research services.

  For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins and PIMCO seek best execution. Although Mitchell Hutchins or PIMCO may receive certain research or execution services in connection with these transactions, neither will purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, neither Mitchell Hutchins nor PIMCO will enter into any explicit soft dollar arrangements relating to principal transactions or receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins and PIMCO may engage in agency transactions in OTC debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins or PIMCO receiving multiple quotes from dealers before executing the transaction on an agency basis.

  Information and research services furnished by brokers or dealers through which or with which a Fund effects securities transactions may be used by Mitchell Hutchins or PIMCO in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins or PIMCO by dealers or brokers in connection with other funds or accounts Mitchell Hutchins or PIMCO advises may be used by Mitchell Hutchins or PIMCO in advising the Fund. Information and research received from such brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract or PIMCO under the Sub-Advisory Contract.

  Investment decisions for the Funds and other investment accounts managed by Mitchell Hutchins or PIMCO are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the Fund involved and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  The Funds will not purchase securities that are offered in underwritings in which Mitchell Hutchins or any of its affiliates is a member of the underwriting or selling group except pursuant to procedures adopted by a board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the commission or spread paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that Mitchell Hutchins or any affiliate thereof not participate in or benefit from the sale to the Fund.

  PORTFOLIO TURNOVER. The turnover rate may vary greatly from year to year for any Fund and will not be a limiting factor when Mitchell Hutchins or PIMCO deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

  During the fiscal period indicated, the portfolio turnover rates were as set forth below:

                                                   PORTFOLIO TURNOVER RATES
                                                         FOR THE YEARS
                                                      ENDED NOVEMBER 30,
                                                   ---------------------------
   FUND                                                1996           1995
   ----                                            ------------   ------------
   U.S. Government Income Fund....................          359%           206%
   Investment Grade Income Fund...................          115%           149%
   High Income Fund...............................          142%            94%
   Low Duration Income Fund.......................          210%           242%

                                                                      PERIOD
                            TEN MONTHS ENDED  FISCAL YEAR ENDED  FEBRUARY 7, 1994*
                            NOVEMBER 30, 1996 JANUARY 31, 1996  TO JANUARY 31, 1995
                            ----------------- ----------------- -------------------
   Strategic Income Fund...       101%               91%               117%

--------
* Commencement of Operations

                 REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND
                   REDEMPTION INFORMATION AND OTHER SERVICES

  COMBINED PURCHASE PRIVILEGE--CLASS A SHARES. Investors and eligible groups of related Fund investors may combine purchases of Class A shares of the Funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges for Class A shares indicated in the table of sales charges in the Prospectus. The sales charge payable on the purchase of Class A shares of the Funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

  An "eligible group of related Fund investors" can consist of any combination of the following:

    (a) an individual, that individual's spouse, parents and children;

    (b) an individual and his or her Individual Retirement Account ("IRA");

    (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

    (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

    (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

    (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; or

    (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer).

    (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

  RIGHTS OF ACCUMULATION--CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Fund investors (as defined above) are permitted to purchase Class A shares of the Funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

  WAIVERS OF SALES CHARGES--CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

  Certain PaineWebber mutual funds offered shares subject to contingent deferred sales charges before the implementation of the Flexible Pricing system on July 1, 1991 ("CDSC Funds"). The contingent deferred sales charge is waived with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 by officers, directors (trustees) or employees of the CDSC Funds, Mitchell Hutchins or their affiliates (or their spouses and children under age
21). In addition, the contingent deferred sales charge will be reduced by 50% with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 with a net asset value at the time of purchase of at least $1 million. If Class B shares of a CDSC Fund purchased prior to July 1, 1991 are exchanged for Class B shares of a Fund, any waiver or reduction of the contingent deferred sales charge that applied to the Class B shares of the CDSC Fund will apply to the Class B shares of the Fund acquired through the exchange.

  ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the Funds may be exchanged for shares of the corresponding Class of most other PaineWebber mutual funds. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce the exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

  If conditions exist which make cash payments undesirable, each Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal. A Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a Fund's portfolio at the time.

  AUTOMATIC INVESTMENT PLAN. Participation in the Automatic Investment Plan enables an investor to use the technique of "dollar cost averaging." When the investor invests the same dollar amount each month under the plan, the investor will purchase more shares when a Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels.

  SYSTEMATIC WITHDRAWAL PLAN. An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the Fund account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than $5,000 for Class A and Class C shareholders or $20,000 for Class B shareholders. Purchases of additional Fund shares concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 15th of each month for monthly plans and on or about the 15th of the months selected for quarterly or semi-annual plans, PaineWebber will arrange for redemption by a Fund of sufficient Fund shares to provide the withdrawal payment specified by participants in the Funds' systematic withdrawal plan. The payment generally is mailed approximately three Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends but redemption proceeds, with the tax consequences described under "Dividends & Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

  REINSTATEMENT PRIVILEGE--CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed their Class A shares may reinstate their account without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the redemption proceeds are reinvested, if the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for the shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Dividends & Taxes" in the Prospectus.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLANSM; PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA(R)).

  Shares of the PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders") through the RMA Resource Accumulation Plan ("Plan"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

  To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

  The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

 PERIODIC INVESTING AND DOLLAR COST AVERAGING.

  Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging". By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

 PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT.

  In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

  . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold
    MasterCard (R) transactions during the period, and provide realized and unrealized gain and loss estimates for most securities held in the account;

  . comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

  . automatic "sweep" of uninvested cash into the accountholder's choice of the six RMA money market funds--RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

  . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

  . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

  . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

  . expanded account protection to $25 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

  . automatic direct deposit of checks into the investor's RMA account and automatic withdrawals from the account.

  The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

  Class B shares of each Fund automatically convert to Class A shares of that Fund, based on the relative net asset value per share of each of the two Classes, as of the close of business on the first Business Day (defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. If a shareholder acquired Class B shares of a Fund through an exchange of Class B shares of a CDSC Fund that were acquired prior to July 1, 1991, the shareholder's holding period for purposes of conversion is determined based on the date the CDSC Fund shares were initially issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares are held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account also convert to Class A shares. The portion is determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

  The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition for the availability of the conversion feature will not be met.

                              VALUATION OF SHARES

  Each Fund determines the net asset value per share separately for each Class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Securities that are listed on exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the OTC market and listed on The Nasdaq Stock Market are valued at the last available sale price on The Nasdaq Stock Market at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation.

  Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided such quotations adequately reflect, in the judgment of Mitchell Hutchins or PIMCO, the fair value of the security. Where such market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities or assets will be valued at fair value as determined in good faith by or under the direction of the applicable board. All investments of High Income Fund and Strategic Income Fund that are quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Fund's custodian.

  Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events will not be reflected in a computation of High Income Fund's or Strategic Income Fund's net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value by or under the direction of the applicable board. The foreign currency exchange transactions of High Income Fund and Strategic Income Fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

                            PERFORMANCE INFORMATION

  Each Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  TOTAL RETURN. Average annual total return quotes ("Standardized Return") used in a Fund's Performance Advertisements are calculated according to the following formula:

  P(1+T)n = ERV
where:
    P      = a hypothetical initial payment of $1,000 to purchase shares of a specified Class
    T      = average annual total return of shares of that Class
    n      = number of years
    ERV    = ending redeemable value of a hypothetical $1,000 payment made at the beginning of that period.

  Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A shares, the maximum 4% sales charge (3% for Low Duration Income Fund) is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B and Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

  Each Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Each Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of these charges would reduce the return.

  Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years will reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

  The following tables show performance information for the Class A, Class B and Class C (formerly Class D) shares of the Funds for the periods indicated. All returns for periods of more than one year are expressed as an average annual return:

                         U.S. GOVERNMENT            LOW DURATION          INVESTMENT GRADE
                           INCOME FUND               INCOME FUND             INCOME FUND          HIGH INCOME FUND
                     ------------------------- ----------------------- ----------------------- -----------------------
                     CLASS A  CLASS B  CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                     -------  -------  ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Year ended November
 30, 1996:
  Standardized
   Return*..........  (0.75)%  (2.28)%  2.23%   3.37%   2.60%   5.07%    2.03%  0.54%   5.05%   11.89%  10.86%  15.21%
  Non-Standardized
   Return...........   3.39%    2.72%   2.98%   6.46%   5.60%   5.82%    6.33%  5.54%   5.80%   16.55%  15.86%  15.96%
Inception** to
 November 30, 1996:
  Standardized
   Return*..........   7.80%    4.45%   2.91%   2.87%   2.69%   3.21%    9.81%  8.26%   7.12%   10.67%  12.24%   8.96%
  Non-Standardized
   Return...........   8.16%    4.60%   2.91%   3.78%   2.95%   3.21%   10.18%  8.34%   7.12%   11.04%  12.35%   8.96%
Five years ended
 November 30, 1996:
  Standardized
   Return*..........   3.57%    3.28%     NA      NA      NA      NA    7.66%   7.41%     NA    10.85%  10.66%     NA
  Non-Standardized
   Return...........   4.43%    3.63%     NA      NA      NA      NA    8.53%   7.20%     NA    11.75%  10.93%     NA
Ten years ended
 November 30, 1996:
  Standardized
   Return*..........   5.96%      NA      NA      NA      NA      NA     7.77%    NA      NA     8.85%     NA      NA
  Non-Standardized
   Return...........   6.39%      NA      NA      NA      NA      NA     8.32%    NA      NA     9.30%     NA      NA

                                                          STRATEGIC INCOME FUND
                                                         -----------------------
                                                         CLASS A CLASS B CLASS C
                                                         ------- ------- -------
Year ended November 30, 1996:
  Standardized Return*..................................  10.96%   9.69%  14.32%
  Non-Standardized Return*..............................  15.60%  14.69%  15.07%
Inception** to November 30, 1996:
  Standardized Return*..................................   4.63%   4.42%   5.68%
  Non-Standardized Return*..............................   6.18%   5.40%   5.68%

--------
*All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4% (3% for Low Duration Income Fund). All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period.
**For U.S. Government Income Fund, Investment Grade Income Fund and High Income
   Fund, the inception dates for each Class were as follows: Class A shares-- August 31, 1984; Class B shares--July 1, 1991; and Class C shares--July 2, 1992. For Low Duration Income Fund, the inception date for its Class A, Class B and Class C shares was May 3, 1993. For Strategic Income Fund, the inception date for Class A, Class B and Class C shares is February 7, 1994.

  YIELD. Yields used in each Fund's Performance Advertisements are calculated by dividing the Fund's interest income attributable to a Class of shares for a 30-day period ("Period"), net of expenses attributable to such Class, by the average number of shares of such Class entitled to receive dividends during the Period and expressing the result as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) at the end of the Period. Yield quotations are calculated according to the following formula:

               a-b
  YIELD = 2[(   -- + 1)/6/ - 1]
                cd
where: a
      = interest earned during the Period attributable to a Class of shares
    b = expenses accrued for the Period attributable to a Class of shares (net of reimbursements)
    c = the average daily number of shares of the Class outstanding during the Period that were entitled to receive dividends
    d = the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) on the last day of the Period

  Except as noted below, in determining net investment income earned during the Period (variable "a" in the above formula), each Fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the Fund, interest earned during the Period is then determined by totalling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. With respect to Class A shares, in calculating the maximum offering price per share at the end of the period (variable "d" in the above formula), the Funds' current maximum 4% (3% for Low Duration Income Fund) initial sales charge on Class A shares is included.

  The following table shows the yield for the Class A, Class B and Class C shares of each Fund for the 30-day period ended November 30, 1996.

                         U.S. GOVERNMENT LOW DURATION INVESTMENT GRADE HIGH INCOME STRATEGIC INCOME
                           INCOME FUND   INCOME FUND    INCOME FUND       FUND           FUND
                         --------------- ------------ ---------------- ----------- ----------------
Class A.................      5.61%          5.78%          6.91%         9.06%          7.17%
Class B.................      5.09%          5.16%          6.43%         8.68%          6.72%
Class C.................      5.35%          5.37%          6.69%         8.94%          6.97%

  OTHER INFORMATION. In Performance Advertisements, each Fund may compare its Standardized Return and/or its Non-Standardized Return with data published by Lipper Analytical

Services, Inc. ("Lipper") for U.S. government funds (U.S. Government Income Fund and Low Duration Income Fund), corporate bond (BBB) funds (Investment Grade Income Fund) and high yield funds (High Income Fund); CDA Investment Technologies, Inc. ("CDA"); Wiesenberger Investment Companies Service ("Wiesenberger"); Investment Company Data Inc. ("ICD"); or Morningstar Mutual Funds ("Morningstar"); or with the performance of U.S. Treasury securities of various maturities, recognized stock, bond and other indices, including (but not limited to) the Salomon Brothers Bond Index, First Boston High Yield Index, Merrill Lynch High Yield Indices, Lehman Bond Index, Lehman Government/Corporate Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("Standard & Poor's 500"), the Dow Jones Industrial Average, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. Such comparisons also may include economic data and statistics published by the United States Bureau of Labor Statistics, such as the cost of living index, information and statistics on the residential mortgage market or the market for mortgage-backed securities, such as those published by the Federal Reserve Bank, the Office of Thrift Supervision, Ginnie Mae, Fannie Mae and Freddie Mac and the Lehman Mortgage-Backed Securities Index. Each Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  A Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

  The Funds may also compare their performance with, or may otherwise discuss, the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing a Fund or its performance to CDs or CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. government and returns thereon and net asset values will fluctuate. The securities held by the Funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term securities. An investment in a Fund involves greater risks than an investment in either a money market fund or a CD.

                                     TAXES

  In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, for High Income Fund and Strategic Income Fund, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months--options or futures (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICS) of any one issuer.

  Dividends and other distributions declared by a Fund in November or December of any year and payable to shareholders of record on a date in either of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  U.S. Government Income Fund and Low Duration Income Fund each invests exclusively in debt securities and receives no dividend income; accordingly, no portion of the dividends or other distributions paid by these Funds is eligible for the dividends-received deduction allowed to corporations. Although High Income Fund, Investment Grade Income Fund and Strategic Income Fund are authorized to hold equity securities, it is expected that any dividend income received by the Funds will be minimal.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Interest and dividends, if any, received by High Income Fund and Strategic Income Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on November 30 of that year, plus certain other amounts.

  The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts on foreign currencies, that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

  If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options, futures, forward currency contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

  Each Fund may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of such securities, a Fund would have to include in its gross income the portion of the OID that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, High Income Fund and Strategic Income Fund must include in their gross income securities they receive as "interest" on payment-in-kind securities. Each Fund has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Fund's ability to sell other securities, or certain options, futures or forward currency contracts, or foreign currency positions held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

                               OTHER INFORMATION

  PaineWebber Managed Investments Trust and PaineWebber Securities Trust are entities of the type commonly known as "Massachusetts business trusts." Prior to February 26, 1992, PaineWebber Managed Investments Trust's name was PaineWebber Fixed Income Portfolios. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of each Trust or a Fund. However, each Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or a Fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a Fund, the trustees or any of them in connection with the Trust. Each Declaration of Trust provides for indemnification from the relevant Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a Fund's shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of each Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

  Prior to October 20, 1995, Low Duration Income Fund was known as "PaineWebber Short-Term U.S. Government Income Fund." Prior to November 10, 1995, the Class C shares of all five Funds were called "Class D" shares.

  CLASS-SPECIFIC EXPENSES. Each Fund might determine to allocate certain expenses (in addition to distribution fees) to the specific Classes of the Fund's shares to which those expenses are attributable. For example, Class B shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class C shares. The higher fee is imposed due to the higher costs incurred by the Transfer Agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the Transfer Agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the Classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each Class and the relative amounts of net assets in each Class.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, Washington, DC 20036-1800, serves as counsel to the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to Mitchell Hutchins and PaineWebber in connection with other matters.

  INDEPENDENT AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for PaineWebber Managed Investments Trust. Price Waterhouse, LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as independent accountants for Strategic Income Fund.

                              FINANCIAL STATEMENTS

  The Funds' Annual Reports to Shareholders for the fiscal periods ended November 30, 1996 are separate documents supplied with this Statement of Additional Information and the financial statements, accompanying notes and reports of independent auditors appearing therein are incorporated by reference in this Statement of Additional Information.

                      [This page intentionally left blank]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  -----------

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Investment Policies and Restrictions......................................   2
Hedging and Other Strategies Using Derivative Contracts...................  22
Trustees and Officers; Principal Holders of Securities....................  34
Investment Advisory and Distribution Arrangements.........................  43
Portfolio Transactions....................................................  51
Reduced Sales Charges, Additional Exchange and Redemption Information and
 Other Services...........................................................  54
Conversion of Class B Shares..............................................  58
Valuation of Shares.......................................................  59
Performance Information...................................................  60
Taxes.....................................................................  64
Other Information.........................................................  66
Financial Statements......................................................  67

(C) 1997 PaineWebber Incorporated



                     PAINEWEBBER

                       U.S. GOVERNMENT
                       INCOME FUND


                       LOW DURATION
                       U.S. GOVERNMENT  INCOME FUND


                       INVESTMENT GRADE
                       INCOME FUND


                       HIGH INCOME FUND


                       STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
                      Statement of Additional Information

                                                                   April 1, 1997
--------------------------------------------------------------------------------
                                                                     PAINEWEBBER

 ----------------------------------------------------------------------------
                              ------------------

                    PaineWebber U.S. Government Income Fund
              PaineWebber Low Duration U.S. Government Income Fund
                    PaineWebber Investment Grade Income Fund
                          PaineWebber High Income Fund
                       PaineWebber Strategic Income Fund
                                 Class Y Shares
             1285 Avenue of the Americas, New York, New York 10019
                          Prospectus -- April 1, 1997
--------------------------------------------------------------------------------
PaineWebber Bond Funds are designed for investors seeking income by investing in debt and similar securities, which are commonly called "bonds." Each Fund seeks generally to obtain the highest level of income that is consistent with its investment strategy. The Funds differ in terms of the types of bonds in which they invest and the type and degree of risks that they will accept in or-der to achieve their investment goals. PaineWebber U.S. Government Income Fund invests primarily in U.S. government bonds, including those backed by mort-gages. PaineWebber Low Duration U.S. Government Income Fund also invests pri-marily in U.S. government bonds, including those backed by mortgages, but it limits the expected life (duration) of its portfolio to from 1 to 3 years. PaineWebber Investment Grade Income Fund invests primarily in a diversified range of investment grade bonds, including U.S. government and U.S. and foreign corporate bonds. PaineWebber High Income Fund invests primarily in a diversi-fied range of high yield, high risk, U.S. and foreign corporate bonds. PaineWebber Strategic Income Fund strategically allocates its investments among three bond market categories: U.S. government and investment grade corporate bonds; U.S. high yield, high risk corporate bonds; and foreign and emerging market bonds.

The Class Y shares described in this Prospectus are currently offered for sale only to a limited group of investors, which include, for the Class Y shares of PaineWebber U.S. Government Income Fund, the trustee of the PaineWebber Savings Plan ("PW SIP"). See "How to Buy Shares." Participants in the PW SIP can make further inquiries by contacting the PaineWebber Incorporated Benefits Depart-ment, 10th Floor, 1000 Harbor Boulevard, Weehawken, New Jersey 10197 or by calling 1-201-902-4444.

This Prospectus concisely sets forth information that a prospective investor should know about the Funds before investing. Please read it carefully and re-tain a copy of this Prospectus for future reference. A Statement of Additional Information dated April 1, 1997 has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PRO-VIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURI-TIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESEN-TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PAINEWEBBER HIGH INCOME FUND AND PAINEWEBBER STRATEGIC INCOME FUND MAY INVEST WITHOUT LIMIT IN HIGH YIELD, HIGH RISK BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." BONDS OF THIS TYPE ARE CONSIDERED SPECULATIVE WITH RESPECT TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH INVESTMENTS IN THESE FUNDS.

                                   ---------
--------------------------------------------------------------------------------
                               Prospectus Page 1

--------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

                               Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
The Funds at a Glance......................................................   3
Expense Table..............................................................   6
Financial Highlights.......................................................   8
Investment Objectives & Policies...........................................   9
Investment Philosophy & Process............................................  11
Performance................................................................  12
The Funds' Investments.....................................................  14
How to Buy Shares..........................................................  21
How to Sell Shares.........................................................  22
Management.................................................................  23
Determining the Shares' Net Asset Value....................................  24
Dividends & Taxes..........................................................  25
General Information........................................................  26
Appendix................................................................... A-1

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 2

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

                             The Funds at a Glance

-------------------------------------------------------------------------------

The Funds offered by this Prospectus are not intended to provide a complete investment program, but one or all of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in these Funds are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Funds will achieve their goals.

U.S. GOVERNMENT INCOME FUND

GOAL: To provide you with current income by investing primarily in U.S. government bonds, including those backed by mortgages.

INVESTMENT OBJECTIVE: High current income consistent with the preservation of capital and liquidity.

SIZE: Over $412.1 million in assets on February 28, 1997.

WHO SHOULD INVEST: Investors seeking high current income consistent with the preservation of capital and liquidity.

LOW DURATION U.S. GOVERNMENT INCOME FUND ("LOW DURATION INCOME FUND")

GOAL: To provide you with current income by investing primarily in U.S. government bonds, including those backed by mortgages, while maintaining a portfolio duration of from 1 to 3 years.

INVESTMENT OBJECTIVE: Highest level of income consistent with the preservation of capital and low volatility of net asset value.

SIZE: Over $181.1 million in assets on February 28, 1997.

WHO SHOULD INVEST: Investors seeking current income with less fluctuation in net asset value than longer-term U.S. government bond funds.

INVESTMENT GRADE INCOME FUND

GOAL: To provide you with current income by investing primarily in a diversified range of investment grade bonds, including U.S. government and U.S. and foreign corporate bonds.

INVESTMENT OBJECTIVE: High current income consistent with the preservation of capital and liquidity.

SIZE: Over $298.5 million in assets on February 28, 1997.

WHO SHOULD INVEST: Investors seeking high current income consistent with the preservation of capital and liquidity.

HIGH INCOME FUND

GOAL: To provide you with high income by investing primarily in a diversified range of high yield, high risk, U.S. and foreign corporate bonds.

INVESTMENT OBJECTIVE: High income.

SIZE: Over $573.2 million in assets on February 28, 1997.

WHO SHOULD INVEST: Investors seeking current high income, who can assume additional risks for the potential for higher returns.

STRATEGIC INCOME FUND

GOAL: To provide you with high current income primarily by strategically allocating investments among three bond market categories: U.S. government and investment grade corporate bonds; U.S. high yield, high risk corporate bonds; and foreign and emerging market bonds.

INVESTMENT OBJECTIVE: High level of current income and, secondarily, capital appreciation.

SIZE: Over $63.7 million in assets on February 28, 1997.

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 3

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

                             The Funds at a Glance
                                  (Continued)

-------------------------------------------------------------------------------


WHO SHOULD INVEST: Investors seeking current high income and, secondarily, capital appreciation, who can assume additional risks for the potential for higher returns.

RISKS

Investors may lose money by investing in the Funds; your investment is not guaranteed.

INTEREST RATE RISK: The bonds in which each Fund invests are subject to interest rate risk, which means that their values and, therefore, the net asset value of the Fund can be expected to fall when interest rates rise. Each Fund attempts to reduce this risk through diversification, credit analysis and attention to interest rate trends and other factors. Low Duration Income Fund seeks to further limit (but not eliminate) this risk by maintaining a portfolio duration of from 1 to 3 years. However, efforts to limit this risk may not be successful.

QUALITY RISK: The high yield, high risk bonds in which High Income Fund and Strategic Income Fund may invest without limit are considered predominantly speculative and involve major risk exposure to adverse conditions. Investment Grade Income Fund may invest up to 35% of its assets in these types of bonds. Some lower-tier investment grade bonds also have speculative characteristics.

MORTGAGE- AND ASSET-BACKED SECURITIES: Mortgage- and asset-backed securities involve special risks relating to the prepayment of the underlying obligations. Each Fund may invest in these securities, and U.S. Government Income Fund and Low Duration Income Fund each concentrates at least 25% of its total assets in them. Some types of mortgage- and asset-backed securities, including "interest-only," "principal-only" and inverse floating rate classes of these securities, can be extremely volatile and may become illiquid. Low Duration Income Fund does not invest in interest-only, principal-only or inverse floating rate classes of mortgage-backed securities. Investment Grade Income Fund may not invest more than 10% of its total assets in interest-only or principal-only classes.

FOREIGN SECURITIES: Foreign bonds and bonds denominated in foreign currencies involve special risks, including possible adverse political, social and economic risks abroad and differing characteristics of foreign markets. These risks are greater for bonds in emerging markets. Bonds denominated in foreign currencies are subject to changes in the values of those currencies relative to the U.S. dollar. Strategic Income Fund may invest in foreign and emerging market bonds, including bonds denominated in foreign currencies, without limit. High Income Fund may invest up to 35% of its assets in foreign bonds (10% of net assets in foreign currency denominated bonds); Investment Grade Fund may invest up to 20% of its assets in U.S. dollar denominated foreign bonds.

DERIVATIVES: Each Fund may use derivatives, such as options, futures and, in the case of High Income Fund and Strategic Income Fund, forward currency contracts, in its investment activities and use interest rate protection transactions, each of which involve special risks.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser and administrator of U.S. Government Income Fund, Low Duration Income Fund, Investment Grade Income Fund, High Income Fund and Strategic Income Fund (each a "Fund"). Pacific Investment Management Company ("PIMCO") serves as sub-adviser for Low Duration Income Fund.

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 4

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

                             The Funds at a Glance
                                  (Continued)

-------------------------------------------------------------------------------


HOW TO PURCHASE CLASS Y SHARES

Eligible investors may purchase Class Y shares of the Funds as follows:

The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order.

Investors do not pay an initial sales charge when they buy Class Y shares. As a result, 100% of their purchase is immediately invested. Investors also do not pay a redemption fee or contingent deferred sales charge when they sell Class Y shares.

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 5

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

                                 Expense Table

-------------------------------------------------------------------------------


The following tables are intended to assist investors in understanding the expenses associated with investing in Class Y shares of the Funds. Expenses shown below represent those incurred for the fiscal year ended November 30, 1996, except that "Other Expenses" for Investment Grade Income Fund, High Income Fund and Strategic Income Fund are estimated based on the expenses incurred for each Fund's Class A shares for that fiscal year. All expenses for Strategic Income Fund are annualized from the 10 months ended November 30, 1996.

                                                                         CLASS Y
SHAREHOLDER TRANSACTION EXPENSES                                         -------
ALL FUNDS
Maximum Sales Charge on Purchases of Shares (as a % of offering price).   None
Sales Charge on Reinvested Dividends (as a % of offering price)........   None
Exchange Fees..........................................................   None

ANNUAL FUND OPERATING EXPENSES (as a % of average net assets) (1)

U.S. GOVERNMENT INCOME FUND
Management Fees........................................................   0.50%
12b-1 Fees.............................................................   0.00
Other Expenses.........................................................   0.14
                                                                          ----
Total Operating Expenses...............................................   0.64%
                                                                          ====
LOW DURATION INCOME FUND
Management Fees........................................................   0.50%
12b-1 Fees.............................................................   0.00
Other Expenses.........................................................   0.49
                                                                          ----
Total Operating Expenses...............................................   0.99%
                                                                          ====
INVESTMENT GRADE INCOME FUND
Management Fees........................................................   0.50%
12b-1 Fees.............................................................   0.00
Other Expenses (estimated).............................................   0.19
                                                                          ----
Total Operating Expenses (estimated)...................................   0.69%
                                                                          ====
HIGH INCOME FUND
Management Fees........................................................   0.50%
12b-1 Fees.............................................................   0.00
Other Expenses (estimated).............................................   0.22
                                                                          ----
Total Operating Expenses (estimated)...................................   0.72%
                                                                          ====
STRATEGIC INCOME FUND
Management Fees........................................................   0.75%
12b-1 Fees.............................................................   0.00
Other Expenses (estimated).............................................   0.89
                                                                          ----
Total Operating Expenses (estimated)...................................   1.64%
                                                                          ====

-------

(1) Class Y shares may be purchased by participants in the INSIGHT Investment Advisory Program ("INSIGHT") sponsored by PaineWebber, when purchased through that program. Participation in INSIGHT is subject to payment of an advisory fee at the maximum annual rate of 1.50% of assets held through INSIGHT (generally charged quarterly in advance), which may be charged to the INSIGHT participant's PaineWebber account. This account charge is not included in the table because non-INSIGHT participants are permitted to purchase Class Y shares of the Funds.


                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 6

-------------------------------------------------------------------------------
                              -------------------
PaineWebberU.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund       Strategic Income Fund
                                 Expense Table
                                  (Continued)
-------------------------------------------------------------------------------
                                  ----------
                               Prospectus Page 7
EXAMPLES OF EFFECT OF FUND EXPENSES

The following examples should assist investors in understanding various costs and expenses they would incur as shareholders of a Fund. The assumed 5% annual return shown in the examples is required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF A FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in a Fund (including the 1.50% annual INSIGHT fee), assuming a 5% annual return reinvestment of all dividends and distributions and percentage amounts listed under "Annual Fund Operating Expenses" remain the same for the years shown:

EXAMPLE FOR CLASS Y SHARES OF                    1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------                    ------ ------- ------- --------
U.S. Government Income Fund.....................  $22     $67    $115     $247
Low Duration Income Fund........................  $25     $78    $133     $283
Investment Grade Income Fund....................  $22     $69    $117     $252
High Income Fund................................  $23     $69    $119     $255
Strategic Income Fund...........................  $32     $97    $164     $345

--------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund       Strategic Income Fund

                             Financial Highlights
--------------------------------------------------------------------------------

The table below provides selected per share data and ratios for one Class Y share of U.S. Government Income Fund and Low Duration Income Fund for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young, LLP, independent auditors, which appear in each Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1996, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information in the table appearing below relating to each of the five years in the period ended November 30, 1996 have been audited by Ernst & Young LLP. Further information about each Fund's performance, including the performance of other classes of shares, is also included in the Annual Reports to Shareholders, which may be obtained without charge. The information appearing below for the period prior to the fiscal year ended November 30, 1992 also has been audited by Ernst & Young LLP, whose reports thereon were unqualified. No information is presented for Class Y shares of Investment Grade Income Fund, High Income Fund and Strategic Income Fund because no such shares were outstanding as of November 30, 1996.

                                                           CLASS Y SHARES
                             ----------------------------------------------------------------------------------
                                                                                            LOW DURATION
                                       U.S. GOVERNMENT INCOME FUND                           INCOME FUND
                             -------------------------------------------------------- -------------------------
                                                                           FOR THE                   FOR THE
                                                                           PERIOD       FOR THE       PERIOD
                                                                        SEPTEMBER 11,     YEAR     OCTOBER 20,
                              FOR THE YEARS ENDED NOVEMBER 30,            1991# TO       ENDED       1995# TO
                             -----------------------------------------  NOVEMBER 30,  NOVEMBER 30, NOVEMBER 30,
                              1996    1995      1994     1993    1992       1991          1996         1995
                             ------  ------    ------   ------  ------  ------------- ------------ ------------
Net asset value, beginning
 of period.................   $9.11  $ 8.49    $10.02   $ 9.97  $ 9.97     $ 9.88        $2.34        $2.33
                             ------  ------    ------   ------  ------     ------        -----        -----
Net investment income......    0.57    0.61      0.62     0.70    0.77       0.18         0.14         0.01
Net realized and unrealized
 gains (losses) from
 investments, futures and
 options...................   (0.25)   0.62     (1.53)    0.05    0.01       0.09         0.01         0.01
                             ------  ------    ------   ------  ------     ------        -----        -----
Net increase (decrease)
 from operations...........    0.32    1.23     (0.91)    0.75    0.78       0.27         0.15         0.02
                             ------  ------    ------   ------  ------     ------        -----        -----
Dividends from net
 investment income.........   (0.57)  (0.61)    (0.62)   (0.70)  (0.78)     (0.18)       (0.14)       (0.01)
                             ------  ------    ------   ------  ------     ------        -----        -----
Net asset value, end of
 period....................   $8.86  $ 9.11    $ 8.49   $10.02  $ 9.97     $ 9.97        $2.35        $2.34
                             ======  ======    ======   ======  ======     ======        =====        =====
Total investment
 return (1)................    3.81%  15.06%    (9.37)%   7.69%   8.13%      2.37%        6.64%        0.83%
                             ======  ======    ======   ======  ======     ======        =====        =====
Ratios/Supplemental data:
Net assets, end of period
 (000's omitted)...........  $6,495  $7,957    $4,955   $6,232  $5,517     $4,514         $333        $ 321
Expenses to average net
 assets....................    0.64%   0.71(2)   0.65%    0.62%   0.63%      0.72%*       0.99%        0.99%*
Net investment income to
 average net assets........    6.53%   6.96(2)   6.76%    6.87%   7.70%      8.36%*       6.00%        5.87%*
Portfolio turnover rate....     359%    206%      358%      83%     28%        71%         210%         242%(3)

-------

#Commencement of issuance of shares
*Annualized

(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable date and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring reorganization expenses of 0.03%.
(3) Portfolio turnover rate is for Low Duration Income Fund's fiscal year ended November 30, 1995.

                                  ----------
                               Prospectus Page 8

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund


                       Investment Objectives & Policies
-------------------------------------------------------------------------------

The Funds' investment objectives may not be changed without shareholder approval. Except where noted, their other investment policies are not fundamental and may be changed by the Funds' boards. See "The Funds' Investments" for more information about specific investments each Fund may make.

U.S. GOVERNMENT INCOME FUND AND LOW DURATION INCOME FUND

U.S. Government Income Fund's investment objective is to provide high income consistent with the preservation of capital and liquidity. Low Duration Income Fund's investment objective is to achieve the highest level of income consistent with the preservation of capital and low volatility of net asset value.

Low Duration Income Fund seeks to limit (but not eliminate) the volatility of net asset value by normally maintaining an overall portfolio duration of from 1 to 3 years. U.S. Government Income Fund has no fixed portfolio duration policy. "Duration" is a measure of the expected life of a fixed income security on a present value basis.

Each Fund normally invests at least 65% of its total assets in U.S. government bonds (including mortgage-backed securities) and repurchase agreements with respect to them. Each Fund also may invest up to 35% of its total assets in privately issued mortgage-backed and asset-backed securities that, at the time of purchase, are rated in the highest rating category by a nationally recognized rating agency, such as Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"), or if unrated, are considered to be of comparable quality by Mitchell Hutchins or, for Low Duration Income Fund, PIMCO.

Each Fund has a fundamental policy of normally concentrating at least 25% of its total assets in U.S. government and privately issued mortgage- and asset-backed securities. This policy has the effect of increasing each Fund's exposure to the risks of these securities and might cause the Fund's net asset value to fluctuate more than otherwise would be the case. Some types of mortgage- and asset-backed securities, including "interest-only," "principal-only" and inverse floating rate classes of these securities, can be extremely volatile and may become illiquid. Low Duration Income Fund does not invest in these classes of mortgage-backed securities.

INVESTMENT GRADE INCOME FUND

Investment Grade Income Fund's objective is to provide high current income consistent with the preservation of capital and liquidity. The Fund normally invests at least 65% of its total assets in U.S. government and investment grade corporate bonds, including mortgage-backed securities. The Fund also may invest up to 35% of its total assets in the following: (1) corporate bonds that are below investment grade; (2) preferred stocks; (3) convertible securities; (4) asset-backed securities other than mortgage-backed securities
(5) commercial paper or variable amount master notes whose issuers, at the time the security is purchased by the Fund, have outstanding either long-term bonds that are rated investment grade by S&P or Moody's or commercial paper rated in the highest rating category by S&P or Moody's; and (6) other money market instruments, including repurchase agreements.

Investment grade bonds are bonds that, at the time of purchase, are rated in one of the four highest rating categories by a nationally recognized rating agency, such as S&P or Moody's, or if unrated, are considered to be of comparable quality by Mitchell Hutchins.

The Fund's ability to invest in mortgage- and asset-backed securities is limited. The Fund may invest in mortgage-backed securities only if they are U.S. government issued or guaranteed or if, at the time of purchase, they are investment grade. The Fund may invest in other asset-backed securities only if, at the time of purchase, they are rated in one of the two highest rating categories by S&P or Moody's. Also, the Fund may not invest more than 10% of its total assets in interest-only and principal-only classes of mortgage-backed securities.

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 9

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund


Up to 20% of the Fund's net assets may be invested in certain foreign securities. These are: (1) U.S. dollar-denominated securities of foreign issuers or of foreign branches of U.S. banks that are traded in the U.S. securities markets; and (2) securities that are U.S. dollar-denominated but whose value is linked to the value of foreign currencies.

HIGH INCOME FUND

High Income Fund's investment objective is to provide high income. The Fund normally invests at least 65% of its total assets in high yield, high risk, income producing, corporate bonds that, at the time of purchase, are rated B or better by S&P or Moody's, are comparably rated by another nationally recognized rating agency or, if unrated, are considered to be of comparable quality by Mitchell Hutchins. The Fund may include in this 65% of its total assets any equity securities (including common stocks and rights and warrants for equity securities) that are attached to corporate bonds or are part of a unit including corporate bonds, so long as the corporate bonds meet these quality requirements. The Fund also may invest up to 35% of its total assets in (1) bonds that are rated below B or comparable unrated bonds; (2) U.S. government bonds; (3) equity securities (including common stocks, warrants and rights); and (4) money market instruments, including repurchase agreements.

Up to 25% of the Fund's total assets may be invested in bonds and equity securities that are not paying current income. The Fund may purchase these securities if Mitchell Hutchins believes that they have a potential for capital appreciation.

Up to 35% of the Fund's net assets may be invested in securities of foreign issuers. However, no more than 10% of the Fund's net assets may be invested in securities of foreign issuers that are denominated and traded in currencies other than the U.S. dollar.

STRATEGIC INCOME FUND

Strategic Income Fund's primary investment objective is to achieve a high level of current income. As a secondary objective, it seeks capital appreciation. The Fund strategically allocates its investments among three distinct bond market sectors: (1) U.S. government and investment grade corporate bonds, including mortgage-and asset-backed securities; (2) U.S. high yield, high risk corporate bonds, including convertible bonds, and preferred stock; and (3) foreign and emerging market bonds. A portion of the Fund's assets normally is invested in each of these investment sectors. However, the Fund has the flexibility at any time to invest all or substantially all of its assets in any one sector.

The Fund may invest in high yield, high risk bonds that are rated as low as D by S&P or C by Moody's.

The foreign and emerging market bonds in which the Fund may invest include:
(1) government bonds, including Brady bonds and other sovereign debt, and bonds issued by multi-national institutions such as the International Bank for Reconstruction and Development and the International Monetary Fund; (2) corporate bonds and preferred stock issued by entities located in foreign countries, or denominated in or indexed to foreign currencies; and (3) interests in securitized or restructured foreign loans, bonds or preferred stock. The Fund may invest without limit in securities of issuers located in any country in the world, including both industrialized and emerging market countries. The Fund generally is not restricted in the portion of its assets that may be invested in a single country or region, but the Fund's assets normally are invested in issuers located in at least three countries. No more than 25% of the Fund's total assets are invested in securities issued or guaranteed by any single government. The Fund may invest in foreign and emerging market bonds that do not meet any minimum credit rating standard or that are unrated.

The Fund may invest up to 100% of its total assets in preferred stock of U.S. and foreign issuers. It also may acquire equity securities (including common stocks, rights and warrants for equity securities, bonds and commodities) when attached to bonds or as part of a unit including bonds, or in connection with a conversion or exchange of bonds. The Fund also may invest without limit in certificates of deposit issued by banks and savings associations and in banker's acceptances.

The Fund normally invests at least 65% of its total assets in income producing securities, including zero coupon bonds, other securities that are issued with original issue discount ("OID") and payment-in-kind ("PIK") securities. The Fund's investments in zero coupon bonds are limited to 35% of its total assets. There is no limit on the Fund's investments in other OID securities or PIK securities.


                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 10

--------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund       Strategic Income Fund
--------------------------------------------------------------------------------

                        Investment Philosophy & Process

--------------------------------------------------------------------------------

U.S. GOVERNMENT INCOME FUND
INVESTMENT GRADE INCOME FUND

In selecting investments for the these Funds, Mitchell Hutchins relies on the expertise of its team of analysts and portfolio managers. The Mitchell Hutchins team uses a "top-down" investment process for each Fund. The process consists of three fundamental steps: to determine portfolio duration, to select sectors appropriate for Fund investment, and to analyze and purchase individual securities. Duration is a measure of the expected life of a security on a present value basis. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Sector selection is determined by analyzing the spreads between various types of fixed income securities in which the Fund may invest. Finally, security selection is established by performing an analysis of both credit quality and structure of individual issues. All aspects of the Mitchell Hutchins investment process rely on solid economic, credit, quantitative and market research. Mitchell Hutchins believes that the fixed income markets offer opportunities for active management to increase portfolio value.

LOW DURATION INCOME FUND

PIMCO structures the portfolio of Low Duration Income Fund to maintain, under normal circumstances, an overall portfolio duration of from 1-3 years. PIMCO uses economic forecasting, interest rate anticipation, credit and call risk analysis, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S., the financial markets and other factors.

HIGH INCOME FUND

In seeking the Fund's investment objective, to seek high income, Mitchell Hutchins relies on the expertise of its portfolio manager and its team of analysts to select investments for the Fund. Security selection is achieved after an investment process which includes both credit selection and sector selection as well as overall market analysis. All aspects of this process rely on solid qualitative and quantitative research. Mitchell Hutchins believes that the high yield fixed income market offers opportunities for active management to increase portfolio value.

STRATEGIC INCOME FUND

Mitchell Hutchins believes that investors may be able to achieve superior returns through a flexible allocation of investments in several different sectors of the fixed income market. Strategic Income Fund has the flexibility to allocate its assets strategically among its three investment sectors.

Each of these sectors generally reacts differently to interest rate changes and reacts in different ways or at different times to different economic events. This means that when one sector underperforms the market as a whole, another sector may perform at roughly the same level as the market, while the third sector may outperform the market. Mitchell Hutchins believes that the relative investment opportunities and risks presented by securities in these sectors will vary so that, over time, securities in one or more of Strategic Income Fund's three sectors will become undervalued relative to the risks presented. Accordingly, the relative investment performance of these investments will change over time, and the best performing sector frequently will change from year to year.

Mitchell Hutchins seeks to take advantage of these changes in relative performance by allocating a greater proportion of Strategic Income Fund's assets in those investment sectors that is believes are undervalued. Allocations among the sectors and investment decisions with respect to each sector are made by investment management team comprised of a Fund allocation manager and individual sector managers. The Fund's allocation manager determines sector percentage allocations based upon advice from each sector manager as to the market considerations applicable to his sector. Decisions as to investments within each sector are made by the sector manager based on market outlook, investment research, geographic analysis and forecasts regarding currency and interest rates.

                                  ----------
                              Prospectus Page 11

-------------------------------------------------------------------------------
                              -------------------
PaineWebberU.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund       Strategic Income Fund

-------------------------------------------------------------------------------

                                  Performance

-------------------------------------------------------------------------------

These charts show the total returns for U.S. Government Income Fund and Low Duration U.S. Government Income Fund for each calendar year since Class Y shares were first offered. Sales charges have not been deducted from total returns shown in the charts. Returns would be lower if sales charges were deducted. No information is presented for Class Y shares of Investment Grade Income Fund, High Income Fund and Strategic Income Fund because there were no shares outstanding in 1996 or earlier. Past results are not a guarantee of future results.

Total returns, both before and after deducting the maximum sales charges, are shown below in the tables that follow the performance charts.

U.S. GOVERNMENT INCOME FUND

                           [BAR GRAPH APPEARS HERE]


The inception date for Class Y shares was September 11, 1991; thus, the 1991 return represents the period September 11, 1991 through December 31, 1991.

AVERAGE ANNUAL RETURNS
As of November 30, 1996

                                                          CLASS Y SHARES
                                                          --------------
Inception Date...........................................    9/11/91
ONE YEAR
 Before deducting maximum sales charges..................      3.81%
 After deducting maximum sales charges...................      3.81%
FIVE YEARS
 Before deducting maximum sales charges..................      4.71%
 After deducting maximum sales charges...................      4.71%
LIFE
 Before deducting maximum sales charges..................      5.00%
 After deducting maximum sales charges...................      5.00%

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 12

--------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

LOW DURATION INCOME FUND

                           [BAR GRAPH APPEARS HERE]


The inception date of the Class Y shares was October 20, 1995; thus, the 1995 return represents the period October 20, 1995 through December 31, 1995.

AVERAGE ANNUAL RETURNS

As of November 30, 1996

                                                          CLASS Y SHARES
                                                          --------------
Inception Date...........................................    10/20/95
ONE YEAR
 Before deducting maximum sales charges..................       6.64%
 After deducting maximum sales charges...................       6.64%
LIFE
 Before deducting maximum sales charges..................       6.77%
 After deducting maximum sales charges...................       6.77%

                                  -----------
--------------------------------------------------------------------------------
                               Prospectus Page 13

-------------------------------------------------------------------------------
                              -------------------
PaineWebberU.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund       Strategic Income Fund


PERFORMANCE INFORMATION

The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. One-, five- and ten-year periods will be shown, unless the Fund or class has been in existence for a shorter period. If so, returns will be shown for the period since inception, known as "Life." Total return calculations assume reinvestment of dividends and other distributions.

The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about each Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

-------------------------------------------------------------------------------

                            The Funds' Investments

-------------------------------------------------------------------------------

BONDS are fixed or variable rate debt obligations, including notes, debentures and similar debt instruments and securities. Mortgage- and asset-backed securities are types of bonds. Corporations, governments and others issuers use bonds to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at or before maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

U.S. GOVERNMENT BONDS include direct obligations of the U.S. government (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by the U.S. government, its agencies or its instrumentalities. U.S. government bonds include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government bonds may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer, such as, the Resolution Funding Corporation, the Student Loan Marketing Association ("Sallie Mae"), the Federal Home Loan Banks and the Tennessee Valley Authority.

CORPORATE BONDS are bonds issued by corporations, banks, partnerships, trusts or other non-governmental entities.

MORTGAGE- AND ASSET-BACKED SECURITIES, in which all of the Funds may invest, are bonds backed by specific types of assets. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. U.S. government mortgage-backed securities are issued or guaranteed as to principal and interest (but not as to market value) by the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae (formerly, the Federal National Mortgage Association), the Federal Home Loan Mortgage Corporation ("Freddie Mac") or other government-sponsored enterprises. Other mortgage-backed securities are sponsored or issued by private entities, including investment banking firms and mortgage originators. The growth of mortgage-backed securities and the secondary mortgage market in which they are traded has helped to keep mortgage money available for home financing.

Mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-backed securities are referred to in this prospectus as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 14

--------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund


rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risks, and evaluating them requires special knowledge.

When interest rates go down and homeowners refinance their mortgages, mortgage-backed bonds may be paid off more quickly than investors expect. When interest rates rise, mortgage-backed bonds may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate rapidly.

Other asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are different.These underlying assets may be nearly any type of financial asset or receivable, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from credit cards.

ZERO COUPON BONDS, in which each Fund may invest, are securities that make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer of these bonds receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be redeemed at face value on a specified maturity date. There are many kinds of zero coupon bonds. Some are issued in zero-coupon form including stripped U.S. government securities issued through the U.S. Treasury. Others are created by brokerage firms that strip (separate) the coupons (unmatured interest payments) from interest-paying bonds and sell the principal and the coupons separately.

Because zero coupon bonds bear no interest, they are generally more sensitive to changes in interest rates than other U.S. government bonds. This means that when interest rates fall, the value of zero coupon bonds rises more rapidly than bonds paying interest on a current basis. However, when interest rates rise, their value falls more dramatically.

SOVEREIGN DEBT AND BRADY BONDS AND STRUCTURED FOREIGN INVESTMENTS. Sovereign debt includes bonds that are issued or guaranteed by foreign governments or their agencies, instrumentalities or political sub divisions or by foreign central banks. Sovereign debt also may be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers.

Brady bonds are sovereign debt securities issued under a 1989 plan (named for former U.S. Treasury Secretary Nicholas F. Brady) that allows emerging market countries to restructure their outstanding debt to U.S. and other banks.

Strategic Income Fund may invest in structured foreign investments. These are securities backed by or representing interests in certain underlying securities or instruments, such as commercial bank loans, Brady bonds or preferred stock. The cash flow on these underlying instruments may be reapportioned among several classes of the structured foreign investments so that the classes may have different maturities, payment priorities and interest rate provisions. Strategic Income Fund receives interest and principal payments on structured foreign investments only to the extent that the underlying instruments produce sufficient cash flow.

EQUITY SECURITIES, in which High Income Fund and Strategic Income Fund may invest, include common stocks, preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stock has certain fixed-income features, like a bond, but is actually equity in a company, like common stock. The prices of equity securities generally fluctuate more than bonds and reflect changes in a company's financial condition and in overall market and economic conditions. It is possible that a Fund may experience a substantial or complete loss on an individual equity security.

CONVERTIBLE SECURITIES, in which Investment Grade Income Fund, High Income Fund and Strategic Income Fund may invest, include bonds, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation

                                  ----------
--------------------------------------------------------------------------------
                               Prospectus Page 15

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund


in value than the underlying stock because they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Strategic Income Fund, Investment Grade Income Fund and High Income Fund may invest in fixed and floating rate loans arranged through private negotiations with a U.S. or foreign borrower. These investments normally are participations in or assignments of all or a portion of loans made by banks. Participations typically will result in the Fund's having a contractual relationship only with the lender, not with the borrower. In a participation, the Fund is entitled to receive payments of principal, interest and any loan fees by the lender only when and if these fees are received. Also, the Fund may not directly benefit from any collateral supporting the underlying loan. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. If the lender becomes insolvent, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In a loan assignment, the Fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments on to the Fund.

CURRENCY-LINKED INVESTMENTS. Investment Grade Income Fund, High Income Fund and Strategic Income Fund may invest in bonds that are indexed to specific foreign currency exchange rates. The principal amount of these bonds may be adjusted up or down (but not below zero) at maturity to reflect changes in the exchange rate between two currencies. A Fund may experience loss of principal due to these adjustments.

REPURCHASE AGREEMENTS. Each Fund may use repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer, usually no more than seven days after purchase, at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or, for Low Duration Income Fund, PIMCO, to present minimum credit risks in accordance with guidelines established by the Fund's board.

RISKS

INTEREST RATE AND CREDIT RISK. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Funds' investments. In general, bonds having longer durations are more sensitive to interest changes than are bonds with shorter durations. See "Duration."

Credit risk is the risk that the issuer or a guarantor may be unable to pay interest or repay principal on the bond. This can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

CREDIT RATINGS; BONDS RATED BELOW INVESTMENT GRADE. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade bonds.

Investment grade bonds are rated in one of the four highest rating categories by a nationally recognized rating agency, such as S&P or Moody's, or, if unrated, are considered to be of comparable quality by Mitchell Hutchins (or PIMCO for Low Duration Income Fund). Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Investment Grade Income Fund, High Income

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                             Prospectus Page 16

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                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund
                                  ----------
                               Prospectus Page 17

Fund and Strategic Income Fund may invest without limit in bonds with the lowest investment grade rating.

High yield, high risk bonds are rated below investment grade and are commonly referred to as "junk bonds." High Income Fund and Strategic Income Fund may invest their entire portfolios in these bonds. Investment Grade Income Fund may invest up to 35% of its total assets in these bonds. High yield, high risk bonds are considered to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. A Fund's investments in these lower rated bonds entail greater risk than its investments in higher rated bonds. Lower rated bonds may be more sensitive to adverse market conditions. During an economic downturn or period of rising interest rates, their issuers may experience financial stress that adversely affects their ability to pay interest and principal and may increase the possibility of default. Lower rated bonds are frequently unsecured by collateral and will not receive payment until more senior claims are paid in full. The market for these bonds is thinner and less active, which may limit the Funds' ability to sell them at fair value in response to changes in the economy or financial markets.

During the fiscal year or period ended November 30, 1996, Investment Grade Income Fund, High Income Fund and Strategic Income Fund invested their average annual net assets as follows:

                                                 INVESTMENT
                                                   GRADE     HIGH   STRATEGIC
            % OF AVERAGE ANNUAL NET                INCOME   INCOME   INCOME
              ASSETS INVESTED IN                    FUND     FUND     FUND
            -----------------------              ---------- ------  ---------
Debt securities rated by S&P or Moody's            91.06%   82.94%    91.07%
Debt Securities not so rated                        3.78%   11.01%     6.65%
Securities rated AAA/Aaa (including cash items)     7.57%    3.19%    36.69%
Securities rated AA/Aa                              4.84%     --       2.83%
Securities rated A/A                               27.06%     --       0.77%
Securities rated BBB/Baa                           26.39%     --       4.67%
Securities rated BB/Ba                             23.98%   33.12%    14.54%
Securities rated B/B                                1.22%   44.02%    31.57%
Securities rated CCC/Caa                             --      2.61%      --

It should be noted that this information reflects the average composition of the assets of each Fund during the fiscal year or period ended November 30, 1996 and is not necessarily representative of that Fund's assets as of the end of that fiscal year or period, the current fiscal year or at any time in the future.

Credit ratings attempt to evaluate the safety of principal and interest payment, do not evaluate the volatility of the bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies will downgrade bonds.

DURATION. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure and is one of the fundamental tools used by Mitchell Hutchins or for Low Duration Income Fund, PIMCO, in portfolio selection and yield curve positioning for the Funds.

Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments occurring prior to the payment of principal, duration is always less than maturity.

Duration allows Mitchell Hutchins (or PIMCO for Low Duration Income Fund) to make certain predictions as to the effect that changes in the level of interest rates will have on the value of a Fund's portfolio. For example, when the level of interest rates increases by 1%, a fixed income security having a positive duration of three years generally will decrease by approximately 3%. Thus, if Mitchell Hutchins or PIMCO calculates the duration of the Fund's portfolio as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a Fund's

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                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund


portfolio may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage- and asset-backed securities may also decrease in value as a result of increases in interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a Fund's yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Certain classes of CMOs are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government guaranteed or considered to be of the highest quality, is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances.

Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities, including IO and PO classes of mortgage-backed securities, can be extremely volatile and these securities may become illiquid. Mitchell Hutchins or, for Low Duration Income Fund, PIMCO, seeks to manage a Fund's investments in mortgage-backed securities so that the volatility of a Fund's portfolio, taken as a whole, is consistent with the Fund's investment objective. If market interest rates or other factors that affect the volatility of securities held by a Fund change in ways that Mitchell Hutchins or PIMCO does not anticipate, the Fund's ability to meet its investment objective may be reduced.

While Low Duration Income Fund generally may invest in CMO classes that are structured to sell at a premium or a discount, the Fund may not invest in IO or PO classes or in inverse floating rate classes. Investment Grade Income Fund may invest no more than 10% of its total assets in IO or PO classes.

RISKS OF ZERO COUPON, OID AND PIK SECURITIES. Zero coupon bonds pay no interest to holders prior to maturity. However, a portion of the original issue discount on the zero coupon securities must be included

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                              Prospectus Page 18

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                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund


in the Fund's income. Accordingly, to continue to qualify for tax treatment as a regulated investment company and to avoid certain excise taxes (see "Taxes" in the Statement of Additional Information), a Fund may be required to distribute as dividends amounts that are greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

Zero coupon bonds usually trade at a substantial discount from their face or par value. PIK securities often trade at a discount. These securities are subject to greater fluctuations in market value in response to changing interest rates than bonds of comparable maturities that make current distributions of interest in cash.

FOREIGN SECURITIES. Strategic Income Fund, Investment Grade Income Fund and High Income Fund may invest in foreign securities. Investing in foreign securities, especially in emerging markets, can involve more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. In general, less information may be available about foreign companies than about U.S. companies, and they are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

Sovereign debt involves specific risks. Issuers, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of the debt. A Fund may have limited recourse in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

INVESTING IN EMERGING MARKETS. Emerging market securities involve additional risks. These countries typically have economic and political systems that are relatively less mature, and can be expected to be less stable, than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners in those countries, and there is a risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets may also result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

CURRENCY. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of a Fund's foreign investments. A Fund's share value may change significantly when investments are denominated in foreign currencies. Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates can also be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation or other political or economic developments inside and outside the United States.

DERIVATIVES. Some of the Funds' investments may be referred to as "derivatives," because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swaps and similar instruments that may be used in hedging and related strategies. There is only limited consensus as to what constitutes a "derivative" security. However, in Mitchell Hutchins' view, derivative securities also include "stripped" securities, specially structured types of mortgage- and asset-backed securities, such as IOs, POs or inverse floaters, and dollar-denominated securities whose value is linked to foreign currencies. The market value of derivatives sometimes is more volatile than that of other investments, and each type of derivative may pose its own special risks. Mitchell Hutchins (or PIMCO for Low Duration Income Fund) takes these risks into account in its management of the Funds.

COUNTERPARTIES. The Funds may be exposed to the risk of insolvency of another party with which the Fund enters into a transaction, such as a repurchase agreement or a derivative contract. Subject to board supervision, Mitchell Hutchins (or PIMCO for Low Duration Income Fund) monitors and evaluates the creditworthiness of these counterparties to help minimize those risks.

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                              Prospectus Page 19

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                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund


LIMITS OF SECTOR ALLOCATION STRATEGY. Mitchell Hutchins believes that Strategic Income Fund's strategy of sector allocation should be less risky than investing in only one sector of the bond market. Data from the Lehman Aggregate Bond Index, the Salomon Brothers High Yield Index, the Merrill Lynch High Yield Index and the Salomon Brothers World Government Bond Index indicate that these sectors are not closely correlated. If successful, the Fund's strategy should enable the Fund to achieve a higher level of investment return than if the Fund invested exclusively in any one investment or allocated a fixed proportion of its assets to each investment sector. The Fund is, however, more dependent on the ability of Mitchell Hutchins to successfully evaluate the relative values of the Fund's three investment sectors than is the case with a fund that does not seek to adjust market sector allocations over time.

NON-DIVERSIFIED STATUS. Strategic Income Fund is "non-diversified," as that term is defined in the 1940 Act. See "Dividends & Taxes." This means, in general, that more than 5% of the total assets of the Fund may be invested in securities of one issuer (including a foreign government), but only if, at the close of each quarter of the Fund's taxable year, the aggregate amount of such holdings does not exceed 50% of the value of its total assets is invested in the securities of a single issuer. When the Fund's portfolio is comprised of securities of a smaller number of issuers than if it were "diversified," the Fund will be subject to greater risk because changes in the financial condition or market assessment of a single issuer may have a greater effect on the Fund's total return and the price of Fund shares.

INVESTMENT TECHNIQUES AND STRATEGIES

HEDGING AND OTHER STRATEGIES USING DERIVATIVE CONTRACTS. Each Fund may use derivative contracts, such as options (both exchange-traded and over-the-counter) and futures contracts, in strategies intended to enhance income, realize gains or reduce the overall risk of its investments ("hedge"). Use of these derivative contracts solely to enhance income or realize gains may be considered a form of speculation. High Income Fund and Strategic Income Fund also may use forward currency contracts, but solely for hedging purposes. Each Fund may use interest rate swaps and similar contracts to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities that the Fund anticipates purchasing at a later date. New financial products and risk management techniques continue to be developed, and they may be used by any Fund if consistent with its investment objective and policies. The Statement of Additional Information contains further information on these derivative contracts and related hedging strategies.

The Funds might not use any derivative contract or hedging strategy, and there can be no assurance that any hedging strategy will succeed. If Mitchell Hutchins or PIMCO is incorrect in its judgment on interest rates, market values or other economic factors in using a hedging strategy, a Fund might have lower net income and a net loss on the investment. Each strategy involves certain risks, which include:

 . the fact that the skills needed to implement a strategy using derivative contracts are different from those needed to select securities for the Funds,

 . the possibility of imperfect correlation, or even no correlation, between price movements of derivative contracts used in hedging strategies and price movements of the securities being hedged,

 . possible constraints on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to "cover" or to segregate securities, and

 . the possibility that a Fund is unable to close out or liquidate its position.

PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins (or PIMCO for Low Duration Income Fund) deems portfolio changes appropriate. A higher turnover rate for a Fund (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by that Fund and may increase the potential for short-term capital gains.

ILLIQUID SECURITIES. U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund may invest up to 10% of their net assets, and Low Duration Income Fund and Strategic Income Fund up to 15% of their net assets, in illiquid securities. These include repurchase agreements maturing in more than seven days, certain cover for over-the-counter options and securities whose

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                              Prospectus Page 20

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                              -------------------
PaineWebberU.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund       Strategic Income Fund


disposition is restricted under the federal securities laws. The Funds do not consider securities that are eligible for resale under SEC Rule 144A to be illiquid if Mitchell Hutchins (or PIMCO for Low Duration Income Fund) has determined them to be liquid, based upon the trading markets for the securities under procedures approved by the Funds' boards.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Fund may purchase securities on a "when-issued" or delayed-delivery basis. In when-issued or delayed-delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed-delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation.

LENDING PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets taken at market value. Lending securities enables the Funds to earn additional income, but could result in a loss or delay in recovering these securities.

TEMPORARY AND DEFENSIVE POSITIONS. When Mitchell Hutchins (or PIMCO for Low Duration Income Fund) believes that unusual circumstances warrant a defensive posture, a Fund may temporarily commit all or any portion of its assets to cash or money market instruments, including repurchase agreements. Each Fund may commit up to 35% of its total assets (100% of Strategic Income Fund's total assets) to cash or money market instruments for liquidity purposes or pending investment in other securities.

BORROWINGS, DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS. U.S. Government Income Fund, Low Duration Income Fund and Strategic Income Fund may invest in each "arbitraged" dollar roll and reverse repurchase transactions. In a dollar roll, the Fund sells mortgage-backed or other securities for delivery on the next regular settlement date for those securities and, simultaneously, contracts to purchase substantially similar securities for delivery on a later settlement date. In a reverse repurchase agreement, the Fund sells securities to a bank or dealer and agrees to repurchase them on demand or on a specified future date and at a specified price. In "arbitraged" transactions, the Fund maintains an offsetting position in cash or in U.S. government or investment grade bonds that mature on or before the settlement date of the related dollar roll or reverse repurchase agreement. Mitchell Hutchins believes that these "arbitraged" transactions do not present the risks that are normally associated with leverage. These Funds may invest up to 5% of their total assets in dollar rolls that are not arbitraged. These dollar roll and reverse repurchase transactions are subject to each Fund's limitation of borrowings and may not exceed 33 1/3% of its total assets. These Funds also may borrow for temporary or emergency purposes, but not in excess of an additional 5% of a Fund's total assets.

Investments Grade Income Fund and High Income Fund each may use reverse repurchase agreements and borrow money for temporary or emergency purposes, but not in excess of 10% of each Fund's total assets.

OTHER INFORMATION. Each Fund normally invests at least 65% of its total assets in income producing securities, which include zero coupon bonds and other OID securities and, for each Fund permitted to invest in them, PIK securities and PO mortgage-backed securities.

Each Fund may sell securities that it already owns short ("short sales against the box") to defer realization of gains or losses for tax or other purposes.

New forms of bonds, derivatives and hedging instruments continue to be developed. Each Fund may invest in such securities to the extent consistent with its investment objectives.

-------------------------------------------------------------------------------

                               How to Buy Shares

-------------------------------------------------------------------------------

Class Y shares are sold to eligible investors at the net asset value next determined (see "Valuation of Shares") after the purchase order is received at the New York City offices of PaineWebber Incorporated ("PaineWebber") or, with respect to U.S. Government Income Fund, for purchases by the trustee of the PW SIP, by the Fund's transfer agent ("Transfer Agent"). No initial or contingent deferred sales charge

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                              Prospectus Page 21

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                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

is imposed, nor are Class Y shares subject to rule 12b-1 distribution or service fees. The Funds and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Class Y shares for a period of time. Mitchell Hutchins, the distributor of the Fund's Class Y shares, has appointed PaineWebber to serve as the exclusive dealer for the sale of those shares.

The following investors are eligible to buy Class Y shares:

 . a participant in INSIGHT when Class Y shares are purchased through that program;

 . an investor who buys $10 million or more at any one time in any combination of PaineWebber mutual funds in the Flexible PricingSM System;

 . an employee benefit plan qualified under section 401 (including a salary reduction plan qualified under section 401(k)) or 403(b) of the Internal Revenue Code that has either

   5,000 or more eligible employees or

   $50 million or more in assets; and

 . an investment company advised by PaineWebber or an affiliate of PaineWebber.

INSIGHT

An investor who purchases $50,000 or more of shares of the mutual funds that are available to INSIGHT participants (which include the PaineWebber mutual funds in the Flexible Pricing SystemSM and certain other specified mutual funds) may take part in INSIGHT, a total portfolio asset allocation program sponsored by PaineWebber, and thus become eligible to purchase Class Y shares. INSIGHT offers comprehensive investment services, including a personalized asset allocation investment strategy using an appropriate combination of funds, monitoring of investment performance and comprehensive quarterly reports that cover market trends, portfolio summaries and personalized account information.

Participation in INSIGHT is subject to payment of an advisory fee to PaineWebber at the maximum annual rate of 1.50% of assets held through the program (generally charged quarterly in advance), which covers all INSIGHT investment advisory services and program administration fees. Employees of PaineWebber and its affiliates are entitled to a 50% reduction in the fee otherwise payable for participation in INSIGHT. INSIGHT clients may elect to have their INSIGHT fees charged to their PaineWebber accounts (by the automatic redemption of money market fund shares) or, if a qualified plan, invoiced.

Please contact your PaineWebber investment executive or PaineWebber's correspondent firms for more information concerning mutual funds that are available to INSIGHT participants or for other INSIGHT information.

PURCHASES BY THE TRUSTEE OF THE PW SIP

Class Y shares of U.S. Government Income Fund also are offered for sale to the trustee of the PW SIP, a defined contribution plan sponsored by Paine Webber Group Inc. ("PW Group"). The trustee of the PW SIP purchases Class Y shares to implement the investment choices of individual plan participants with respect to their PW SIP contributions. Individual plan participants should consult the Plan Information Statement and Summary Plan Description of the PW SIP (collectively, "Plan Documents") for a description of the procedures and limitations applicable to making and changing investment choices.

Copies of the Plan Documents are available from the PaineWebber Incorporated Benefits Department, 10th Floor, 1000 Harbor Boulevard, Weehawken, New Jersey 07087 (telephone 1-201-902-4444).

As described in the Plan Documents, the average net asset value per share at which Class Y shares of U.S. Government Income Fund are purchased by the trustee of the PW SIP for the accounts of individual participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the PW SIP.

ACQUISITION OF CLASS Y SHARES BY OTHERS

Each Fund is authorized to offer Class Y shares to other employee benefit and retirement plans of PW Group and its affiliates and certain other investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. At present, however, INSIGHT participants and the PW SIP are the only purchasers in these categories.

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                              Prospectus Page 22

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                              -------------------
PaineWebberU.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund       Strategic Income Fund
-------------------------------------------------------------------------------

                              How to Sell Shares
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                              Prospectus Page 23
Investors can sell (redeem) shares at any time. Shares will be sold at the share price as next calculated after the order is received and accepted. Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).
Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through PFPC Inc., the Funds' Transfer Agent, may sell shares by writing a "letter of instruction." The letter of instruction must include:


 . the investor's name and address;

 . the Fund's name;

 . the Fund account number;

 . the dollar amount or number of shares to be sold; and

 . a guarantee of each registered owner's signature by an eligible institution, such as a commercial bank, trust company or stock exchange member.

The letter of instruction must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

If a shareholder wants to sell shares that were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Because each Fund incurs fixed costs in maintaining shareholder accounts, each Fund reserves the right to purchase back all Fund shares in any shareholder account having a net asset value of less than $500. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

SALES BY PARTICIPANTS IN PW SIP

The trustee of the PW SIP sells Class Y shares of U.S. Government Fund to implement the investment choices of individual plan participants with respect to their PW SIP contributions, as described in the Plan Documents referenced under "How to Buy Shares" above. The price at which Class Y shares are sold by the trustee of the PW SIP might be more or less than the price per share at the time the participants made their investment choices.
-------------------------------------------------------------------------------

                                  Management
-------------------------------------------------------------------------------
Each Fund is governed by a board of trustees, which oversees the Fund's operations. Each board has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of its board). Mitchell Hutchins has appointed PIMCO as investment sub-adviser for Low Duration Income Fund.

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York, 10019, is the asset management subsidiary of PaineWebber Incorporated, which is wholly owned by PW Group, a publicly owned financial services holding company. On February 28, 1997, Mitchell Hutchins was adviser or sub-adviser of 30 investment companies with 65 separate portfolios and aggregate assets of approximately $33.3 billion.

PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. PIMCO is a subsidiary of PIMCO Advisors L.P., a publicly held investment advisory firm. As of February 28, 1997, PIMCO had approximately $92.3 billion in assets under management and was adviser or sub-adviser of investment companies with 57 portfolios and aggregate assets of approximately $26.2 billion.

The boards have determined that brokerage transactions for the Funds may be conducted through PaineWebber or its affiliates in accordance with procedures adopted by each board.

Mitchell Hutchins and PIMCO personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund


As investment adviser and administrator, Mitchell Hutchins supervises all aspects of each Fund's operations (including the activities of PIMCO, as sub-adviser for Low Duration Income Fund), and Mitchell Hutchins makes and implements all investment decisions for each Fund other than Low Duration Income Fund. PIMCO makes and implements all investment decisions for that Fund.

Nirmal Singh and Craig M. Varrelman, CFA, have been responsible for the day-to-day management of U.S. Government Income Fund's portfolio and for the U.S. government and investment grade securities sector of Strategic Income Fund since December 1994. Mr. Singh and Mr. Varrelman are both first vice presidents of Mitchell Hutchins. Prior to joining Mitchell Hutchins in September 1993, Mr. Singh was with Merrill Lynch Asset Management, Inc., where he was a member of the portfolio management team. From 1990 to 1993, Mr. Singh was a senior portfolio manager at Nomura Mortgage Fund Management Corporation. Mr. Varrelman has been with Mitchell Hutchins as a portfolio manager since 1988 with an expertise in U.S. government securities.

James F. Keegan and Julieanna Berry are responsible for the day-to-day management of Investment Grade Income Fund's portfolio, and Mr. Keegan shares responsibility for the day-to-day management of the U.S. government and investment grade securities sector of Strategic Income Fund. Prior to joining Mitchell Hutchins in March 1996, Mr. Keegan was a director with Merrion Group, L.P. From 1987 to 1994, he was a vice president of global investment management of Bankers Trust Company. Mrs. Berry has held her fund responsibilities since June 1995. Mrs. Berry is a vice president of Mitchell Hutchins, where she has been employed as a portfolio manager since 1989.

William C. Powers, a Managing Director of PIMCO, is responsible for the day-to-day management of Low Duration Income Fund's portfolio. Mr. Powers has participated in the management of the portfolio since PIMCO assumed sub-advisory responsibilities for the Fund in October 1994. Since 1991, Mr. Powers has been a senior member of the fixed income portfolio management group of PIMCO.

Dennis L. McCauley, managing director and chief investment officer of fixed income investments of Mitchell Hutchins, has been Strategic Income Fund's allocation manager since March 1995. Mr. McCauley has been employed by Mitchell Hutchins since December 1994 and is responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Mr. McCauley worked for IBM Corporation, where he was director of fixed income investments responsible for developing and managing investment strategy for all fixed income and cash management investments of IBM's pension fund and self-insured medical funds. Mr. McCauley has also served as vice president of IBM Credit Corporation's mutual funds and as a member of the retirement fund investment committee.

Thomas J. Libassi, a senior vice president of Mitchell Hutchins, has been responsible for the day-to-day management of High Income Fund's portfolio since May 1994. Mr. Libassi also has been the sector manager responsible for the day-to-day management of Strategic Income Fund's U.S. high yield, high risk securities since that date. Prior to May 1994, Mr. Libassi was a vice president of Keystone Custodian Funds Inc. with portfolio management responsibility for approximately $900 million in assets primarily invested in high yield, high risk bonds.

Stuart Waugh, a managing director of Mitchell Hutchins responsible for global fixed income and currency trading, is the sector manager responsible for the day-to-day management of Strategic Income Fund's foreign and emerging market bonds. Mr. Waugh has been employed by Mitchell Hutchins since 1984.

Other members of Mitchell Hutchins' fixed income and equity investments groups provide input on market outlook, interest rate forecasts, investment research and other considerations pertaining to each Fund's investments.

MANAGEMENT FEES & OTHER EXPENSES

Each Fund pays Mitchell Hutchins a monthly fee for its services. For the most recent fiscal year, Mitchell Hutchins received a monthly fee for these services at an annual rate of 0.75% of the Fund's average daily net assets for Strategic Income Fund and at an annual rate of 0.50% of average daily net assets for each other Fund. Mitchell Hutchins (not the Fund) pays PIMCO a monthly fee for its services as sub-adviser for Low Duration Fund at an annual rate of 0.25% of that Fund's average daily net assets.

Each Fund also pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for certain services not provided by the Transfer Agent.

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 24

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

-------------------------------------------------------------------------------

                    Determining the Shares' Net Asset Value

-------------------------------------------------------------------------------

The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. Each Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

Each Fund values its assets based on their current market value when market quotations are readily available. If market quotations are not readily available, assets are valued at fair value as determined in good faith by or under the direction of its board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless its board determines that this does not represent fair value. Investments denominated in foreign currencies are valued daily in U.S. dollars based on the then-prevailing exchange rate. It should be recognized that judgment plays a greater role in valuing high yield, high risk bonds, thinly traded securities and foreign securities in which High Income Fund, Investment Grade Income Fund and Strategic Income Fund may invest, because there is less reliable, objective data available.

-------------------------------------------------------------------------------

                               Dividends & Taxes

-------------------------------------------------------------------------------

DIVIDENDS

Dividends from Strategic Income Fund's net investment income are declared and paid monthly. Dividends from each of the other four Fund's net investment income are declared daily and paid monthly. High Income Fund and Strategic Income Fund may, but are not required to, distribute with any dividend all or some of any net realized foreign currency gains.

Substantially all of each Fund's net capital gain, net short-term capital gain, and, for High Income Fund and Strategic Income Fund, undistributed net realized foreign currency gains, if any, are distributed at least annually. Each Fund may make additional distributions if necessary to avoid income or excise taxes. While a Fund will not declare any distribution in excess of the amount of its net investment income and net realized foreign currency gains available at the time of declaration, it is possible that foreign currency losses sustained after that time could convert a portion of such a distribution to a non-taxable return of capital.

Dividends and other distributions paid on each class of a Fund's shares are calculated at the same time and in the same manner as dividends and other distributions on other classes of the Fund's shares.

With respect to the four Funds that declare daily dividends, shares purchased through PaineWebber investment executives and correspondent firms begin earning dividends on the Business Day following the date payment for the shares is due; shares purchased through the Transfer Agent begin earning dividends on the Business Day following its receipt of payment for the shares. Shares acquired through an exchange begin earning dividends on the Business Day following the day on which the exchange is effected.

A Fund's distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and/or other distributions in cash, either by check or credited to the shareholder's PaineWebber account, should contact their investment executive at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application. For PW SIP participants, the Fund's Class Y dividends and other distributions are paid in additional Class Y shares at net asset value unless the Transfer Agent is instructed otherwise.

TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company under

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 25

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund


the Internal Revenue Code so that it will not have to pay federal income tax on the part of its taxable income (generally consisting of net investment income, net short-term capital gain and certain net foreign currency gains) and net long-term capital gain that it distributes to its shareholders. Under certain circumstances, these requirements may limit Strategic Income Fund's ability to reallocate its assets among broad markets.

Dividends from a Fund's taxable income (whether paid in cash or shares) generally are taxable to its shareholders as ordinary income. Distributions of a Fund's net long-term capital gain (whether paid in cash or shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Shareholders not subject to tax on their income generally will not be required to pay tax on distributions from the Funds.

YEAR-END TAX REPORTING

Each Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) that year and any portion of those dividends that qualifies for special treatment.

WITHHOLDING REQUIREMENTS

Each Fund must withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OF FUND SHARES

A sale (redemption) of Fund shares may result in a taxable gain or loss. This depends on whether the shareholder receives more or less than their adjusted basis for the shares. In addition, if a Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or part of that loss will not be deductible and will increase the basis of the newly purchased shares.

Qualified profit-sharing plans such as the PW SIP generally pay no federal income tax. Individual participants in the PW SIP should consult the plan documents and their own advisers for information on the tax consequences associated with participants in the PW SIP.

                                    * * * *

Because the foregoing only summarizes some of the important federal income tax considerations affecting the Funds and their shareholders, please see the further discussion in the Statement of Additional Information. Prospective shareholders are urged to consult their tax advisors.

-------------------------------------------------------------------------------

                              General Information

-------------------------------------------------------------------------------

ORGANIZATION

U.S. Government Income Fund, Low Duration Income Fund, Investment Grade Income Fund and High Income Fund are diversified series of PaineWebber Managed Investments Trust, an open-end management investment company formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. Strategic Income Fund is a non-diversified series of PaineWebber Securities Trust, an open-end management investment company formed on December 3, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The trustees of PaineWebber Managed Investments Trust and PaineWebber Securities Trust (each, a "Trust") have authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $.001 per share.

SHARES

The shares of each Fund are divided into four classes, designated Class A, Class B, Class C and Class Y shares. Each class represents an identical interest in the respective Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on

                                  ----------
--------------------------------------------------------------------------------
                              Prospectus Page 26

-------------------------------------------------------------------------------
                              -------------------
PaineWebber U.S. Government Income Fund Low Duration U.S. Government Income Fund
Investment Grade Income Fund       High Income Fund        Strategic Income Fund

matters exclusively affecting that class, and its exchange privilege. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes.

Each share of a Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends on the other classes are likely to be lower than for Class Y shares, which bear the lowest expenses.

More information concerning Class A, Class B and Class C Shares of the Funds may be obtained from an investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

Although each Fund is offering only its own shares, it is possible that a Fund could become liable for misstatements in the Prospectus about the other Fund. The boards have considered this factor in approving the use of a single, combined Prospectus.

VOTING RIGHTS

Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trusts may elect all of their board members. The shares of a Fund will be voted together except that only the shareholders of a particular class of a Fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to a class. The shares of each series of a Trust will be voted separately, except when an aggregate vote of all the securities is required by law.

SHAREHOLDER MEETINGS

The Funds do not hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of either Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of a Trust's outstanding shares.

REPORTS TO SHAREHOLDERS

Each Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as the Funds' custodian and recordkeeping agent. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Funds' transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

--------------------------------------------------------------------------------
                             -------------------
                              Prospectus Page 27

                                    APPENDIX
                                    RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

  AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

  AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB. Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

  BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation; BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  CI. The rating CI is reserved for income bonds on which no interest is being paid.

  D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: "NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does nor rate a particular type of obligation as matter of policy.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

  PRIME-1. Issues assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2. Issuers assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3. Issuers assigned this rating have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

  NOT PRIME. Issuers assigned this rating do not fall within any of the Prime rating categories.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

  A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety; A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation; A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1; A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities; C. This rating is assigned to short-term debt obligations with a doubtful capacity for payment; D. This rating indicates that the issue is either in default or is expected to be in default upon maturity.

--------------------------------------------------------------------------------
                              ------------------


                    PaineWebber U.S. Government Income Fund
              PaineWebber Low Duration U.S. Government Income Fund
                    PaineWebber Investment Grade Income Fund
                          PaineWebber High Income Fund
                       PaineWebber Strategic Income Fund
                                 Class Y Shares
                          Prospectus -- April 1, 1997


--------------------------------------------------------------------------------

 . PAINEWEBBER BOND FUNDS                    . PAINEWEBBER STOCK FUNDS

   High Income Fund                            Capital Appreciation Fund
   Investment Grade Income Fund                Financial Services Growth Fund
   Low Duration U.S. Government                Growth Fund
     Income Fund                               Growth and Income Fund
   Strategic Income Fund                       Small Cap Fund
   U.S. Government Income Fund                 Utility Income Fund

 . PAINEWEBBER TAX-FREE BOND FUNDS           . PAINEWEBBER GLOBAL FUNDS

   California Tax-Free Income Fund             Asia Pacific Growth Fund
   Municipal High Income Fund                  Emerging Markets Equity Fund
   National Tax-Free Income Fund               Global Equity Fund
   New York Tax-Free Income Fund               Global Income Fund

                                             . PAINEWEBBER MONEY MARKET FUND

 . PAINEWEBBER ASSETALLOCATION FUNDS

   Balanced Fund
   Tactical Allocation Fund


 A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

--------------------------------------------------------------------------------
                                   ---------

                    PAINEWEBBER U.S. GOVERNMENT INCOME FUND
                          PAINEWEBBER LOW DURATION
                         U.S. GOVERNMENT INCOME FUND
                   PAINEWEBBER INVESTMENT GRADE INCOME FUND
                         PAINEWEBBER HIGH INCOME FUND
                       PAINEWEBBER STRATEGIC INCOME FUND
                                CLASS Y SHARES
                          1285 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  The five funds named above (each a "Fund" and, collectively, "Funds") are series of professionally managed, open-end management investment companies, each organized as a Massachusetts business trust. Each Fund seeks generally to obtain the highest level of income that is consistent with its investment strategy. PaineWebber Strategic Income Fund ("Strategic Income Fund"), a non-diversified series of PaineWebber Securities Trust ("Securities Trust" or "Trust"), strategically allocates its investments among three bond market sectors: U.S. government and investment grade corporate bonds; U.S. high yield, high risk corporate bonds; and foreign and emerging market bonds. The remaining four Funds are diversified series of PaineWebber Managed Investments Trust ("Managed Investments Trust" or "Trust"). PaineWebber U.S. Government Income Fund ("U.S. Government Income Fund") invests primarily in U.S. government bonds, especially those backed by mortgages or other assets. PaineWebber Low Duration U.S. Government Income Fund ("Low Duration Income Fund") also invests primarily in U.S. government bonds, especially those backed by mortgages or other assets, but it limits the expected life (duration) of its portfolio to from 1 to 3 years. PaineWebber Investment Grade Income Fund ("Investment Grade Income Fund") invests primarily in a diversified range of investment grade bonds, including U.S. government and U.S. and foreign corporate bonds. PaineWebber High Income Fund ("High Income Fund") invests primarily in a diversified range of high yield, high risk, U.S. and foreign corporate bonds.

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as investment adviser, administrator and distributor for each Fund. As distributor, Mitchell Hutchins has appointed PaineWebber as the exclusive dealer for the sale of Fund shares. Pacific Investment Management Company ("PIMCO") serves as investment sub-adviser for Low Duration Income Fund.

  This Statement of Additional Information is not a prospectus and relates only to the Funds' Class Y shares. It should be read only in conjunction with the Funds' current Prospectus, dated April 1, 1997. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm, or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated April 1, 1997.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the Funds. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, there are no policy limitations on a Fund's ability to use the investments or techniques discussed in these documents.

  YIELD FACTORS AND RATINGS. Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to debt obligations by S&P and Moody's is included in the Appendix to the Prospectus. The process by which S&P and Moody's determine ratings for mortgage- and asset-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying securities, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with such securities. Not even the highest such ratings represents an assessment of the likelihood that principal prepayments will be made by mortgagors or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

  A Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, interest rate and rating may have different market prices. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events so that an issuer's current financial condition may be better or worse than the rating indicates. The rating assigned to a security by a NRSRO does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. Subsequent to its purchase by any Fund, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by that Fund.

  In addition to ratings assigned to individual bond issues, Mitchell Hutchins or PIMCO, as applicable, will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the Funds invest are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

  Debt securities rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another NRSRO or determined by Mitchell Hutchins to be of comparable quality are below investment grade, are deemed by those agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues, but they involve higher risks, in that they especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

  The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur. The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

  ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

  MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to herein as CMOs. The U.S. government mortgage-backed securities in which the Funds may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae (formerly, the Federal National Mortgage Association), or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with its investment limitations, the Fund expects to invest in those new types of mortgage-backed securities that Mitchell Hutchins or PIMCO believes may assist a Fund in achieving its investment objective. Similarly, a Fund may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein.

  Ginnie Mae Certificates. Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as the Funds. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

  Fannie Mae Certificates. Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

  Freddie Mac Certificates. Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

  Private, RTC and Similar Mortgage-Backed Securities. Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to the pass-through certificates and collateralized mortgage obligations ("CMOs") issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "--Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.

  The Resolution Trust Corporation ("RTC"), which was organized by the U.S. government in connection with the savings and loan crisis, held assets of failed savings associations as either a conservator or receiver for such associations, or it acquired such assets in its corporate capacity. These assets included, among other things, single family and multifamily mortgage loans, as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC established a vehicle registered with the SEC through which it sold mortgage-backed securities. RTC mortgage-backed securities represent pro rata interests in pools of mortgage loans that RTC held or acquired, as described above, and are supported by one or more of the types of private credit enhancements used by Private Mortgage Lenders.

  Collateralized Mortgage Obligations and Multi-Class Mortgage Pass-
Throughs. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO (other than any PO class) on a monthly, quarterly or semi-annual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

  Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates--i.e. the yield may increase as rates increase and decrease as rates decrease--but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an "inverse IO," on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Low Duration Income Fund may not invest in inverse floating rate mortgage- or asset-backed securities. The other Funds are not subject to any similar limitation.

  Types of Credit Enhancement. To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories; (1) liquidity protection and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

  Special Characteristics of Mortgage- and Asset-Backed Securities. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of a Fund.

  Additional Information on ARM and Floating Rate Mortgage-Backed
Securities. Adjustable rate mortgage ("ARM") mortgage-backed securities are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and Floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities.

  Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining rates, ARMs generally do not increase in value as much as fixed rate securities. ARM mortgage-backed securities represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARMs. ARMs generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs specify for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

  ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on ARMs could increase because the availability of fixed mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARMs might decrease. The rate of prepayments with respect to ARMs has fluctuated in recent years.

  The rates of interest payable on certain ARMs, and therefore on certain ARM mortgage-backed securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds Index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM mortgage-backed securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM mortgage-backed securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

  Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM mortgage-backed securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.

  CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable fixed income nonconvertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

  The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Investment Grade Income Fund has no current intention of converting any convertible securities it may own into equity or holding them as equity upon conversion, although it may do so for temporary purposes. The other Funds that may invest in convertible securities may hold any equity securities they acquire upon conversion subject only to their limitations on holding equity securities.

  DURATION. Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides for a final payment, taking no account of the pattern of the security's payments prior to maturity.

  For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending upon its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

  Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

  There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Mitchell Hutchins and PIMCO will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

  ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets (15% for Low Duration Income Fund and Strategic Income Fund) in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, purchased over-the-counter ("OTC") options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or PIMCO has determined are liquid pursuant to guidelines established by a Trust's board of trustees (sometimes referred to as a "board"). The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Under current SEC guidelines, interest only ("IO") and principal-only ("PO") classes of mortgage-backed securities are considered illiquid. However, IO and PO classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins or PIMCO has determined that they are liquid pursuant to guidelines established by each Trust's board. Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund might be unable to dispose of such securities promptly or at favorable prices.

  Each Trust's board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins or PIMCO, pursuant to guidelines approved by the board. Mitchell Hutchins and PIMCO take into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and
(5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins or PIMCO monitors the liquidity of restricted securities in each Fund's portfolio and reports periodically on such decisions to the board.

  ZERO COUPON, OID AND PIK SECURITIES. Federal tax law requires that a holder of a security with original issue discount ("OID") accrue a portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although the investing Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have income attributable to such securities. Similarly, while payment in kind (" PIK") securities may pay interest in the form of additional securities rather than cash, that interest must be included in a Fund's annual income.

  To qualify for pass-through federal income tax treatment as regulated investment companies, the Funds must distribute substantially all of their net investment income each year, including non-cash income. Accordingly, each Fund will be required to include in its dividends an amount equal to the income attributable to its zero coupon, other OID and PIK securities. See "Taxes." Those dividends will be paid from the cash assets of a Fund or by liquidation of portfolio securities, if necessary, at a time when the Fund otherwise might not have done so.

  Certain zero coupon securities are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that "stripped" U.S. government securities that are not issued through the U.S. Treasury are not U.S. government securities. This technique is frequently used with U.S. Treasury bonds to create CATS (Certificates of Accrual Treasury Securities), TIGRs (Treasury Income Growth Receipts) and similar securities. As long as the SEC takes this position, "CATS" and "TIGRs", which are not issued through the U.S. Treasury, will not be counted as U.S. government securities for purposes of the 65% investment requirement applicable to U.S. Government Income Fund and Low Duration Income Fund.

  MONEY MARKET INSTRUMENTS. Each Fund may hold up to 35% (100% for the Strategic Income Fund) of its total assets in cash or money market instruments for liquidity purposes or pending investment. In addition, when Mitchell Hutchins or PIMCO believes unusual circumstances warrant a defensive position, each Fund temporarily may commit all or any portion of its assets to cash, including cash denominated in foreign currencies (Strategic Income Fund), or money market instruments, including instruments of foreign issuers (Strategic Income Fund). Money market instruments may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated at least A-1 by S&P or P-1 by Moody's (Low Duration Income Fund and Investment Grade Income Fund) or without regard to rating (High Income Fund and Strategic Income Fund), bank certificates of deposit, bankers' acceptances and repurchase agreement secured by any of the foregoing. The money market instruments of U.S. Government Income Fund will be limited to obligations of the U.S. government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. A Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by a Fund upon their acquisition is accrued as interest and included in the Fund's net investment income.

  Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Fund if the other party to a repurchase agreement becomes insolvent. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or PIMCO to present minimum credit risks in accordance with guidelines established by each Trust's board. Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under the board's general supervision.

  REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements with banks and securities dealers. Such agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, a Fund's custodian segregates assets to cover the amount of the Fund's obligations under the reverse repurchase agreement. See "Investment Policies and Restrictions--Segregated Accounts."

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a Fund's net asset value. When a Fund agrees to purchase securities on a when-issued basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." The Funds purchase when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins or PIMCO deems it advantageous to do so, which may result in capital gain or loss to a Fund.

  FOREIGN SECURITIES. Strategic Income Fund may invest without limit in securities denominated in foreign currencies. High Income Fund may invest up to 35% of its net assets in securities of foreign issuers, with no more than 10% of its net assets in securities of foreign issuers that are denominated and traded in currencies other than the U.S. dollar. Investment Grade Income Fund may invest up to 20% of its net assets in U.S. dollar-denominated securities of foreign issuers or foreign branches of U.S. banks that are traded in the U.S. securities markets, or in U.S. dollar-denominated securities the value of which is linked to the value of foreign currencies. An investment in these Funds may involve risks relating to political, social and economic developments abroad as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, confiscatory taxation, withholding taxes, political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. To the extent these Funds invest in foreign securities, the securities may not be registered with the SEC, nor the issuers thereof subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by these Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. Securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts. Foreign securities trading practices, including those involving securities settlement where a Fund's assets may be released prior to receipt of payment, may expose that Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

  If the value of a foreign currency rises against the value of the U.S. dollar, the value of a Fund's assets denominated in that currency or linked to that currency will increase; correspondingly, if the value of a foreign currency declines against the value of the U.S. dollar, the value of a Fund's assets denominated in that currency or linked to that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions.

  The costs attributable to foreign investing borne by High Income Fund or Strategic Income Fund frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the Funds would be subject.

  All or a substantial portion of High Income Fund's or Strategic Income Fund's investments in foreign and emerging market securities may be rated below investment grade or may be unrated securities with credit characteristics that are comparable to securities that are rated below investment grade. Strategic Income Fund may invest without limit in securities of issuers in emerging market countries and in non-U.S. dollar-denominated fixed income securities, including securities denominated in the local currencies of emerging market countries.

SPECIAL CHARACTERISTICS OF FOREIGN AND EMERGING MARKET SECURITIES

  EMERGING MARKET SECURITIES. Many of the foreign and emerging market securities are not registered with the SEC, nor are the issuers thereof subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a Fund than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Foreign companies and, in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. A Fund's net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in the temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  SOVEREIGN DEBT. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

  A sovereign debtor's willingness or ability to pay interest and repay principal in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country's international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

  To the extent that a country has a current account deficit (generally when exports of merchandise and services are less than the country's imports of merchandise and services plus net transfers (e.g., gifts of currency and goods) to foreigners), it will need to depend on loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of a country to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of a government to make payments on its obligations. In addition, the cost of servicing debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

  With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such moratoria are currently in effect in certain Latin American countries.

  Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments. Holders of sovereign debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors. The interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may therefor have access to information not available to other market participants. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

  Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of a Fund. Certain countries in which a Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets may require a Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

  BRADY BONDS. Brady Bonds are sovereign debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the IMF. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

  Brady Plan debt restructurings totalling more than $80 billion have been implemented to date in Mexico, Costa Rica, Venezuela, Uruguay, Nigeria, Argentina and the Philippines and, in addition, Brazil has announced intentions to issue Brady Bonds. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, a Fund will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

  Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. Brady Bonds are often viewed as having several valuation components: (1) the collateralized repayment of principal, if any, at final maturity, (2) the collateralized interest payments, if any, (3) the uncollateralized interest payments and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) repayment of principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

  STRUCTURED FOREIGN INVESTMENTS. This term refers to interests in U.S. and foreign entities organized and operated solely for the purpose of securitizing or restructuring the investment characteristics of foreign securities. This type of securitization or restructuring involves the deposit with or purchase by a U.S. or foreign entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured foreign investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured foreign investments is dependent on the extent of the cash flow on the underlying instruments.

  Structured foreign investments frequently involve no credit enhancement. Accordingly, their credit risk generally will be equivalent to that of the underlying instruments. In addition, classes of structured foreign investments may be subordinated to the right of payment of another class. Subordinated structured foreign investments typically have higher yields and present greater risks that unsubordinated structured foreign investments. Structured foreign investments are typically sold in private placement transactions, and there currently is no active trading market for structured foreign investments.

  SELECTION OF SECURITIES--STRATEGIC INCOME FUND. In selecting U.S. government and investment grade securities for Strategic Income Fund's portfolio, Mitchell Hutchins will consider factors such as the general level of interest rates, changes in the perceived creditworthiness of the issuers, the prepayment outlook for the mortgage market and changes in general economic conditions and business conditions affecting the issuers and their respective industries.

  In selecting U.S. high yield securities for Strategic Income Fund's portfolio, Mitchell Hutchins seeks to identify issuers and industries that Mitchell Hutchins believes are more likely to experience stable or improving financial conditions. Many corporations are in the process of strengthening, or have recently improved, their financial positions through cost-cutting, restructuring or refinancing with lower cost debt. Mitchell Hutchins expects that, at times when the U.S. economy is improving, these factors and others may lead many issuers to experience financial improvement and possible credit upgrades. Mitchell Hutchins seeks to identify these issuers through detailed credit research. Mitchell Hutchins' analysis may include consideration of general industry trends, the issuer's experience and managerial strength, changing financial conditions, borrowing requirements or debt maturity schedules, the issuer's responsiveness to changes in business conditions and interest rates, and other terms and conditions. Mitchell Hutchins may also consider relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

  Mitchell Hutchins selectively invests Strategic Income Fund's assets allocated to foreign and emerging market securities in securities of issuers in countries where the combination of income market yields, the price appreciation potential of fixed income securities and, with respect to non-U.S. dollar-denominated securities, currency exchange rate movements present opportunities for high current income and, secondarily, capital appreciation. Determinations as to the foreign markets in which the Fund invests are based on an evaluation of total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history of the country in which the issuer is located. Particular securities are selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various issues by a single issuer, analysis of volatility and liquidity of these particular instruments and the tax implications to the Fund of various instruments.

  LENDING OF PORTFOLIO SECURITIES. As indicated in the Prospectus, each Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any loan at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash held as collateral to the borrower or placing broker. A Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. Investment Grade Income Fund and High Income Fund each may invest up to 5% of its net assets and Strategic Income Fund may invest without limitation in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation and one or more financial institutions ("Lenders"). The Funds' investments in Loans are expected in most instances to be in the form of participations ("Participations") in Loans and assignments ("Assignments") of all or a portion of Loans from third parties. Participations typically result in a Fund's having a contractual relationship only with the Lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Funds will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by Mitchell Hutchins to be creditworthy.

  When a Fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

  Assignments and Participations are generally not registered under the 1933 Act and thus are subject to each Fund's limitation on investment in illiquid securities. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

  SEGREGATED ACCOUNTS. When a Fund enters into certain transactions that involve obligations to make future payments to third parties, including dollar rolls, reverse repurchase agreements or the purchase of securities on a when-issued or delayed delivery basis, the Fund will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Hedging and Other Strategies Using Derivative Contracts," segregated accounts may also be required in connection with certain transactions involving options or futures contracts, interest rate protection transactions or forward currency contracts.

  FUNDAMENTAL INVESTMENT LIMITATIONS. The following fundamental investment limitations cannot be changed for a Fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or the amount of total assets will not be considered a violation of any of the following limitations:

    Each Fund will not:

  (1) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that U.S. Government Income Fund and Low Duration Income Fund, under normal circumstances, each will invest 25% or more of its total assets in mortgage- and asset-backed securities, which (whether or not issued or guaranteed by an agency or instrumentality of the U.S. government) shall be considered a single industry for purposes of this limitation.

  (2) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

  (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, banker's acceptances or similar instruments will not be considered the making of a loan.

  (4) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

  (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

  (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      In addition, U.S. Government Income Fund, Low Duration Income Fund, Investment Grade Income Fund and High Income Fund will not:

  (7) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

  NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions may be changed by each board without shareholder approval.

  Each Fund will not:

  (1) invest more than 10% (15% for Low Duration Income Fund and Strategic Income Fund) of its net assets in illiquid securities, a term that means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

  (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  (3) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  (4) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

  (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

            HEDGING AND OTHER STRATEGIES USING DERIVATIVE CONTRACTS

  GENERAL DESCRIPTION OF HEDGING STRATEGIES. As discussed in the Prospectus, Mitchell Hutchins or PIMCO may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge a Fund's portfolio and to enhance income or realize gains. Mitchell Hutchins or PIMCO also may attempt to hedge a Fund's portfolio through the use of interest rate protection transactions, and High Income Fund and Strategic Income Fund may use forward currency contracts for hedging purposes. A Fund may enter into transactions using one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a Fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments used by the Funds are described below.

  OPTIONS ON DEBT SECURITIES AND FOREIGN CURRENCIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract which gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

  OPTIONS ON INDICES OF DEBT SECURITIES. An index assigns relative values to the securities included in the index and fluctuates with changes in the market values of such securities. Index options operate in the same way as more traditional options except that exercises of index options are effected with cash payment and do not involve delivery of securities. Thus, upon exercise of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.

  DEBT SECURITY INDEX FUTURES CONTRACTS. A debt security index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally, contracts are closed out prior to the expiration date of the contract.

  INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of debt security called for in the contract at a specified future time and at a specified price. Although interest rate futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

  OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

  FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

  GENERAL DESCRIPTION OF HEDGING STRATEGIES. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge a Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise that put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

  Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge a Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

  Each Fund may purchase and write (sell) covered straddles on securities or indices of debt securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A Fund might enter into a long straddle when Mitchell Hutchins or PIMCO believes it likely that interest rates will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A Fund might enter into a short straddle when Mitchell Hutchins or PIMCO believes it unlikely that interest rates will be as volatile during the term of the option as the option pricing implies.

  Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

  The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, a Fund's ability to use Derivative Instruments will be limited by tax considerations. See "Taxes."

  In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins and PIMCO expect to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as

Mitchell Hutchins and PIMCO develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts or other techniques are developed. Mitchell Hutchins or PIMCO may utilize these opportunities to the extent that they are consistent with the Funds' investment objectives and permitted by the Funds' investment limitations and applicable regulatory authorities. The Funds' Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

  SPECIAL RISKS OF HEDGING STRATEGIES. The use of Derivative Instruments in hedging strategies involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow:

  (1) Successful use of most Derivative Instruments depends upon Mitchell Hutchins' or PIMCO's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins and PIMCO are experienced in the use of Derivative Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

  (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded.

  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because Mitchell Hutchins or PIMCO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

  (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If a Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

  COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies (for High Income Fund and Strategic Income Fund) or other options, futures contracts or (for High Income Fund and Strategic Income Fund) forward currency contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

  OPTIONS. The Funds may purchase put and call options, and write (sell) covered put and call options, on debt securities and (for High Income Fund and Strategic Income Fund) foreign currencies. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchasers of such options. In addition, writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. The securities or other assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Investment Policies and Restrictions--Illiquid Securities."

  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, OTC options on debt securities are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option. Options that expire unexercised have no value.

  A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

  The Funds may purchase or write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. A Fund will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

  A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

  If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

  A Fund may purchase and write put and call options on indices of debt securities in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in the debt securities market (or market sectors) rather than anticipated increases or decreases in the value of a particular security.

  GUIDELINES FOR OPTIONS. Each Fund's use of options is governed by the following guidelines, which can be changed by its board without shareholder vote:

  1. A Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options purchased by the Fund, does not exceed 5% of the Fund's total assets.

  2. The aggregate value of securities underlying put options written by any Fund determined as of the date the put options are written, will not exceed 50% of the Fund's net assets.

  3. The aggregate premiums paid on all options (including options on securities, foreign currencies and indices of debt securities and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of the Fund's net assets.

  FUTURES. The Funds may purchase and sell interest rate futures contracts and Low Duration Fund and Strategic Income Fund may purchase and sell debt securities index futures contracts. Each Fund also may purchase put and call options, and write covered put and call options, on the futures contracts it is allowed to purchase and sell. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered call options on securities or indices.

  Futures strategies also can be used to manage the average duration of a Fund's portfolio. If Mitchell Hutchins or PIMCO wishes to shorten the average duration of a Fund, the Fund may sell an interest rate futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins or PIMCO wishes to lengthen the average duration of a Fund, the Fund may buy an interest rate futures contract or a call option thereon or sell a put option thereon.

  Each Fund may also write put options on interest rate futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when it is more advantageous to the Fund than is purchasing the futures contract.

  No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit with the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a put or call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

  Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Each Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid, secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If a Fund were unable to liquidate a futures or options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  GUIDELINES FOR FUTURES AND RELATED OPTIONS. Each Fund's use of futures and related options is governed by the following guidelines, which can be changed by its board without shareholder vote:

  1. To the extent a Fund enters into futures contracts and options on futures positions including, for High Income Fund, options on foreign currencies traded on a commodities exchange that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

  2. The aggregate premiums paid on all options (including options on securities, foreign currencies and indices of debt securities and options on futures contracts) purchased by a Fund that are held at any time will not exceed 20% of the Fund's net assets.

  3. The aggregate margin deposits on all futures contracts and options thereon held at any time by the Fund will not exceed 5% of the Fund's total assets.

  FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. High Income Fund and Strategic Income Fund may use options on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which portfolio securities are denominated. Such currency hedges can protect against price movements in a security a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  A Fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are more expensive than certain other Derivative Instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the Derivative Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

  Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

  FORWARD CURRENCY CONTRACTS. High Income Fund and Strategic Income Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency transactions may also serve as short hedges--for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

  As noted above, High Income Fund and Strategic Income Fund Fund also may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which Mitchell Hutchins believes will have a positive correlation to the value of the currency being hedged. In addition, a Fund may use forward currency contracts to shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and Mitchell Hutchins believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

  The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

  As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

  The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

  LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. High Income Fund and Strategic Income Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains appropriate assets in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

INTEREST RATE PROTECTION TRANSACTIONS

  The Funds may enter into interest rate protection transactions, including interest rate swaps and interest rate caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange payments that are based, respectively, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor on predetermined dates or during a specified time period. The Funds intend to use these transactions as a hedge and not as a speculative investment. Interest rate protection transactions are subject to risks comparable to those described above with respect to other hedging strategies.

  Each Fund may enter into interest rate swaps, caps, collars and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, Mitchell Hutchins, PIMCO and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and appropriate Fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account, as described above in "Investment Policies and Restrictions--Segregated Accounts." Each Fund also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

  The Funds will enter into interest rate protection transactions only with banks and recognized securities dealers believed by Mitchell Hutchins or PIMCO to present minimal credit risks in accordance with guidelines established by each board. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

             TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

  The trustees and executive officers of the Trusts, their ages, business addresses and principal occupations during the past five years are:

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Margo N. Alexander**; 50       Trustee and President  Mrs. Alexander is presi-
                                                        dent, chief executive
                                                        officer and a director
                                                        of Mitchell Hutchins
                                                        (since January 1995)
                                                        and also an executive
                                                        vice president and a
                                                        director of
                                                        PaineWebber. Mrs. Alex-
                                                        ander is president and
                                                        a director or trustee
                                                        of 29 investment compa-
                                                        nies for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Richard Q. Armstrong; 61              Trustee         Mr. Armstrong is chair-
 78 West Brother Drive                                  man and principal of
 Greenwich, CT 06830                                    RQA Enterprises (man-
                                                        agement consulting
                                                        firm) (since April 1991
                                                        and principal occupa-
                                                        tion since March 1995).
                                                        Mr. Armstrong is also a
                                                        director of Hi Lo Auto-
                                                        motive, Inc. He was
                                                        chairman of the board,
                                                        chief executive officer
                                                        and co-owner of Adiron-
                                                        dack Beverages (pro-
                                                        ducer and distributor
                                                        of soft drinks and
                                                        sparkling/still waters)
                                                        (October 1993-March
                                                        1995). He was a partner
                                                        of the New England Con-
                                                        sulting Group (manage-
                                                        ment consulting firm)
                                                        (December 1992-Septem-
                                                        ber 1993). He was man-
                                                        aging director of LMVH
                                                        U.S. Corporation (U.S.
                                                        subsidiary of the
                                                        French luxury goods
                                                        conglomerate, Luis
                                                        Vuitton Moet Hennessey
                                                        Corporation) (1987-
                                                        1991) and chairman of
                                                        its wine and spirits
                                                        subsidiary, Schieffelin
                                                        & Somerset Company
                                                        (1987-1991). Mr. Arm-
                                                        strong is a
                                                        director or trustee of
                                                        28 investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 E. Garrett Bewkes, Jr.**; 70        Trustee and       Mr. Bewkes is a director
                                   Chairman of the      of Paine Webber Group
                                  Board of Trustees     Inc. ("PW Group")
                                                        (holding company of
                                                        PaineWebber and Mitch-
                                                        ell Hutchins). Prior to
                                                        December 1995, he was a
                                                        consultant to PW Group.
                                                        Prior to 1988, he was
                                                        chairman of the board,
                                                        president and chief ex-
                                                        ecutive officer of
                                                        American Bakeries Com-
                                                        pany. Mr. Bewkes is
                                                        also a director of In-
                                                        terstate Bakeries Cor-
                                                        poration, NaPro
                                                        BioTherapeutics, Inc.
                                                        and a director or
                                                        trustee of 29 invest-
                                                        ment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Richard R. Burt; 50                   Trustee         Mr. Burt is chairman of
 1101 Connecticut Avenue, N.W.                          International Equity
 Washington, D.C. 20036                                 Partners (international
                                                        investments and con-
                                                        sulting firm) (since
                                                        March 1994) and a part-
                                                        ner of McKinsey & Com-
                                                        pany (management con-
                                                        sulting firm) (since
                                                        1991). He is also a di-
                                                        rector of American Pub-
                                                        lishing Company and Ar-
                                                        cher-Daniels-Midland
                                                        Co. (agricultural com-
                                                        modities). He was the
                                                        chief negotiator in the
                                                        Strategic Arms Reduc-
                                                        tion Talks with the
                                                        former Soviet Union
                                                        (1989-1991) and the
                                                        U.S. Ambassador to the
                                                        Federal Republic of
                                                        Germany (1985-1989).
                                                        Mr. Burt is a director
                                                        or trustee of 28 in-
                                                        vestment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Mary C. Farrell**; 47                 Trustee         Ms. Farrell is a manag-
                                                        ing director, senior
                                                        investment strategist
                                                        and member of the In-
                                                        vestment Policy Commit-
                                                        tee of PaineWebber. Ms.
                                                        Farrell joined
                                                        PaineWebber in 1982.
                                                        She is a member of the
                                                        Financial Women's Asso-
                                                        ciation and Women's
                                                        Economic Roundtable and
                                                        is employed as a regu-
                                                        lar panelist on Wall
                                                        $treet Week with Louis
                                                        Rukeyser. She also
                                                        serves on the Board of
                                                        Overseers of New York
                                                        University's Stern
                                                        School of Business. Ms.
                                                        Farrell is a director
                                                        or trustee of 28 in-
                                                        vestment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Meyer Feldberg; 55                    Trustee         Mr. Feldberg is Dean and
 Columbia University                                    Professor of Management
 101 Uris Hall                                          of the Graduate School
 New York, New York 10027                               of Business, Columbia
                                                        University. Prior to
                                                        1989, he was president
                                                        of the Illinois Insti-
                                                        tute of Technology.
                                                        Dean Feldberg is also a
                                                        director of K-III Com-
                                                        munications Corpora-
                                                        tion, Federated Depart-
                                                        ment Stores, Inc., and
                                                        Revlon, Inc. and a di-
                                                        rector or trustee of 28
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 George W. Gowen; 67                   Trustee         Mr. Gowen is a partner
 666 Third Avenue                                       in the law firm of Dun-
 New York, New York 10017                               nington, Bartholow &
                                                        Miller. Prior to May
                                                        1994, he was a partner
                                                        in the law firm of Fry-
                                                        er, Ross & Gowen. Mr.
                                                        Gowen is also a direc-
                                                        tor of Columbia Real
                                                        Estate Investments,
                                                        Inc. and a director or
                                                        trustee of 28 invest-
                                                        ment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Frederic V. Malek; 60                 Trustee         Mr. Malek is chairman of
 1455 Pennsylvania Avenue,                              Thayer Capital Partners
 N.W.                                                   (investment bank) and a
 Suite 350                                              co-chairman and direc-
 Washington, D.C. 20004                                 tor of CB Commercial
                                                        Group Inc. (real es-
                                                        tate). From January
                                                        1992 to November 1992,
                                                        he was campaign manager
                                                        of Bush-Quayle '92.
                                                        From 1990 to 1992, he
                                                        was vice chairman and,
                                                        from 1989 to 1990, he
                                                        was president of North-
                                                        west Airlines Inc., NWA
                                                        Inc. (holding company
                                                        of Northwest Airlines
                                                        Inc.) and Wings Hold-
                                                        ings Inc. (holding com-
                                                        pany of NWA Inc.).
                                                        Prior to 1989, he was
                                                        employed by the
                                                        Marriott Corporation
                                                        (hotels, restaurants,
                                                        airline catering and
                                                        contract feeding),
                                                        where he most recently
                                                        was an executive vice
                                                        president and president
                                                        of Marriott Hotels and
                                                        Resorts. Mr. Malek is
                                                        also a director of
                                                        American Management
                                                        Systems, Inc. (manage-
                                                        ment consulting and
                                                        computer related

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
                                                        services), Automatic
                                                        Data Processing, Inc.,
                                                        CB Commercial Group,
                                                        Inc. (real estate serv-
                                                        ices), Choice Hotels
                                                        International (hotel
                                                        and hotel franchising),
                                                        FPL Group, Inc. (elec-
                                                        trical services),
                                                        Integra, Inc. (bio-med-
                                                        ical), Manor Care,
                                                        Inc., National Educa-
                                                        tion Corporation and
                                                        Northwest Airlines Inc.
                                                        Mr. Malek is a director
                                                        or trustee of 28 other
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Carl W. Schafer; 61                   Trustee         Mr. Schafer is president
 P.O. Box 1164                                          of the Atlantic Founda-
 Princeton, NJ 08542                                    tion, (charitable foun-
                                                        dation supporting
                                                        mainly oceanographic
                                                        exploration and re-
                                                        search). He also is a
                                                        director of Roadway Ex-
                                                        press, Inc. (trucking),
                                                        The Guardian Group of
                                                        Mutual Funds, Evans
                                                        Systems, Inc. (a motor
                                                        fuels, convenience
                                                        store and diversified
                                                        company), Electronic
                                                        Clearing House, Inc.
                                                        (financial transactions
                                                        processing), Wainoco
                                                        Oil Corporation and
                                                        Nutraceutix, Inc. (bio-
                                                        technology). Prior to
                                                        January 1993, he was
                                                        chairman of the Invest-
                                                        ment Advisory Committee
                                                        of the Howard Hughes
                                                        Medical Institute. Mr.
                                                        Schafer is a director
                                                        or trustee of 28 in-
                                                        vestment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Julieanna Berry; 33               Vice President      Ms. Berry is a vice
                                (Managed Investments    president and a portfo-
                                     Trust only)        lio manager of Mitchell
                                                        Hutchins. Ms. Berry is
                                                        a vice president of two
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Karen L. Finkel; 39               Vice President      Mrs. Finkel is a first
                                (Managed Investments    vice president and a
                                     Trust only)        portfolio manager of
                                                        Mitchell Hutchins. Mrs.
                                                        Finkel is a vice presi-
                                                        dent of two investment
                                                        companies for which
                                                        Mitchell Hutchins
                                                        serves as investment
                                                        adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS     OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Donald R. Jones; 36               Vice President      Mr. Jones is a first
                                  (Securities Trust     vice president and a
                                        only)           portfolio manager of
                                                        Mitchell Hutchins.
                                                        Prior to February
                                                        1996, he was a vice
                                                        president in the asset
                                                        management group of
                                                        First Fidelity Bancor-
                                                        poration. Mr. Jones is
                                                        a vice president of
                                                        one investment company
                                                        for which Mitchell
                                                        Hutchins or
                                                        PaineWebber serves as
                                                        investment adviser.
 James F. Keegan; 36               Vice President      Mr. Keegan is a senior
                                (Managed Investments    vice president and a
                                     Trust only)        portfolio manager of
                                                        Mitchell Hutchins.
                                                        Prior to March 1996,
                                                        he was
                                                        director of fixed in-
                                                        come strategy and re-
                                                        search of Merrion
                                                        Group, L.P. From 1987
                                                        to 1994, he was a vice
                                                        president of Bankers
                                                        Trust Company where he
                                                        was the director of
                                                        credit research for
                                                        the global investment
                                                        management group. Mr.
                                                        Keegan is a vice pres-
                                                        ident of three invest-
                                                        ment companies for
                                                        which Mitchell
                                                        Hutchins or
                                                        PaineWebber serves as
                                                        investment adviser.
 Thomas J. Libassi; 38             Vice President      Mr. Libassi is a senior
                                                        vice president and a
                                                        portfolio manager of
                                                        Mitchell Hutchins.
                                                        Prior to May 1994, he
                                                        was a vice president
                                                        of Keystone Custodian
                                                        Funds Inc. with
                                                        portfolio management
                                                        responsibility. Mr.
                                                        Libassi is a vice
                                                        president of four
                                                        investment com-panies
                                                        for which Mitchell
                                                        Hutchins or
                                                        PaineWebber serves as
                                                        investment adviser.
 C. William Maher; 35            Vice President and    Mr. Maher is a first
                                 Assistant Treasurer    vice president and a
                                                        senior manager of the
                                                        mutual fund finance
                                                        division of Mitchell
                                                        Hutchins. Mr. Maher is
                                                        a vice president and
                                                        assistant treasurer of
                                                        29 investment compa-
                                                        nies for which Mitch-
                                                        ell Hutchins or
                                                        PaineWebber serves as
                                                        investment adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Dennis McCauley; 50               Vice President      Mr. McCauley is a manag-
                                                        ing director and chief
                                                        investment officer--
                                                        fixed income of Mitch-
                                                        ell Hutchins. Prior to
                                                        December 1994, he was
                                                        director of fixed in-
                                                        come investments of IBM
                                                        Corporation.
                                                        Mr. McCauley is a vice
                                                        president of 19 invest-
                                                        ment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Ann E. Moran; 39                Vice President and    Ms. Moran is a vice
                                 Assistant Treasurer    president of Mitchell
                                                        Hutchins. Ms. Moran is
                                                        a vice president and
                                                        assistant treasurer of
                                                        29 investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Dianne E. O'Donnell; 44           Vice President      Ms. O'Donnell is a se-
                                    and Secretary       nior vice president and
                                                        deputy general counsel
                                                        of Mitchell Hutchins.
                                                        Ms. O'Donnell is a vice
                                                        president and secretary
                                                        of 28 investment compa-
                                                        nies for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Emil Polito; 36                   Vice President      Mr. Polito is a senior
                                                        vice president and di-
                                                        rector of operations
                                                        and control for Mitch-
                                                        ell Hutchins. From
                                                        March 1991 to September
                                                        1993 he was director of
                                                        the Mutual Funds Sales
                                                        Support and Service
                                                        Center for Mitchell
                                                        Hutchins and
                                                        PaineWebber. Mr. Polito
                                                        is also vice president
                                                        of 29 investment compa-
                                                        nies for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Victoria E. Schonfeld; 46         Vice President      Ms. Schonfeld is a man-
                                                        aging director and gen-
                                                        eral counsel of Mitch-
                                                        ell Hutchins. Prior to
                                                        May 1994, she was a
                                                        partner in the law firm
                                                        of Arnold & Porter. Ms.
                                                        Schonfeld is a vice
                                                        president of 29 invest-
                                                        ment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Paul H. Schubert; 33              Vice President      Mr. Schubert is a first
                                    and Assistant       vice president and a
                                      Treasurer         senior manager of the
                                                        mutual fund finance di-
                                                        vision of Mitchell
                                                        Hutchins. From August
                                                        1992 to August 1994, he
                                                        was a vice president at
                                                        BlackRock Financial
                                                        Management L.P. Prior
                                                        to August 1992, he was
                                                        an audit manager with
                                                        Ernst & Young LLP. Mr.
                                                        Schubert is a vice
                                                        president and assistant
                                                        treasurer of 29 invest-
                                                        ment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Nirmal Singh; 40                  Vice President      Mr. Singh is a first
                                                        vice president of
                                                        Mitchell Hutchins.
                                                        Prior to September
                                                        1993, he was a member
                                                        of the portfolio man-
                                                        agement team at Merrill
                                                        Lynch Asset Management,
                                                        Inc. Mr. Singh is a
                                                        vice president of five
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Julian F. Sluyters; 36          Vice President and    Mr. Sluyters is a senior
                                      Treasurer         vice president and the
                                                        director of the mutual
                                                        fund finance division
                                                        of Mitchell Hutchins.
                                                        Mr. Sluyters is a vice
                                                        president and treasurer
                                                        of 29 investment compa-
                                                        nies for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Mark A. Tincher; 41               Vice President      Mr. Tincher is a manag-
                                                        ing director and chief
                                                        investment officer--
                                                        U.S. equity investments
                                                        of Mitchell Hutchins.
                                                        Prior to March 1995, he
                                                        was a vice president
                                                        and directed the U.S.
                                                        funds management and
                                                        equity research areas
                                                        of Chase Manhattan Pri-
                                                        vate Bank. Mr. Tincher
                                                        is a vice president of
                                                        13 investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE      POSITION WITH TRUSTS      OTHER DIRECTORSHIPS
    ----------------------      --------------------     --------------------
 Craig M. Varrelman; 38            Vice President      Mr. Varrelman is a first
                                                        vice president and a
                                                        portfolio manager of
                                                        Mitchell Hutchins. Mr.
                                                        Varrelman is a vice
                                                        president of five
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Stuart Waugh; 41                  Vice President      Mr. Waugh is a managing
                                  (Securities Trust     director and a
                                        only)           portfolio manager of
                                                        Mitchell Hutchins
                                                        responsible for global
                                                        fixed income
                                                        investments and
                                                        currency trading. Mr.
                                                        Waugh is a vice
                                                        president of five
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Keith A. Weller; 35             Vice President and    Mr. Weller is a first
                                 Assistant Secretary    vice president and
                                                        associate general
                                                        counsel of Mitchell
                                                        Hutchins. Prior to May
                                                        1995, he was an
                                                        attorney in private
                                                        practice. Mr. Weller is
                                                        a vice president and
                                                        assistant secretary of
                                                        28 investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 Teresa M. West; 38                Vice President      Ms. West is a first vice
                                                        president of Mitchell
                                                        Hutchins. Prior to No-
                                                        vember 1993, she was
                                                        compliance manager of
                                                        Hyperion Capital Man-
                                                        agement, Inc., an in-
                                                        vestment advisory firm.
                                                        Prior to April 1993,
                                                        Ms. West was a vice
                                                        president and manager--
                                                        legal administration of
                                                        Mitchell Hutchins. Ms.
                                                        West is a vice presi-
                                                        dent of 29 investment
                                                        companies for which
                                                        Mitchell Hutchins or
                                                        PaineWebber serves as
                                                        investment adviser.

--------
* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.
** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the
   Trust as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins, PaineWebber and/or PW Group.

  Managed Investments Trust pays trustees who are not "interested persons" of the Trust $1,000 annually for each series of the Trust. Securities Trust pays trustees who are not "interested persons" of the Trust $1,000 for Strategic Income Fund and $1,500 for the Trust's second series. Each Trust pays $150 for each board meeting and each separate meeting of a board committee. Therefore, Managed Investments Trust pays each such trustee $6,000 annually for its six series, Securities Trust pays each such trustee $2,500 annually for its two series and each Trust pays any additional amounts due for board or committee meetings. Mr. Feldberg and another independent trustee to be elected by the board serve as chairmen of the audit and contract review committees of individual funds within the PaineWebber fund complex and receive additional compensation, aggregating $15,000 each from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Trust own in the aggregate less than 1% of the shares of each Fund. Because PaineWebber and Mitchell Hutchins perform substantially all of the services necessary for the operation of the Trust and the Funds, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

  The Table below includes certain information relating to the compensation of each Trust's current trustees who held office with the Trust or other PaineWebber funds during the fiscal year indicated.

                               COMPENSATION TABLE

                                                                                          TOTAL
                                                    AGGREGATE                          COMPENSATION
                                                COMPENSATION FROM      AGGREGATE         FROM THE
                                                   THE MANAGED     COMPENSATION FROM  TRUSTS AND THE
NAME OF PERSON, POSITION                        INVESTMENTS TRUST* SECURITIES TRUST** TRUST COMPLEX+
------------------------                        ------------------ ------------------ --------------
Richard Q. Armstrong, Trustee .................       $4,139             $3,081          $59,873
Richard Burt, Trustee..........................       $3,389             $2,781          $51,173
Meyer Feldberg, Trustee........................       $8,750             $1,664          $96,181
George W. Gowen, Trustee.......................       $8,750             $1,664          $92,431
Frederic V. Malek, Trustee.....................       $8,750             $1,664          $92,431
Carl W. Schafer, Trustee.......................       $4,139             $1,664          $62,307

--------
Only independent members of the board are compensated by a Trust and identified above; trustees who are "interested persons," as defined by the 1940 Act, do not receive compensation.
 * Represents fees paid to each trustee during the fiscal year ended November 30, 1996.
** Represents fees paid to each trustee during the ten months ended November
   30, 1996.
 + Represents total compensation paid to each trustee during the calendar year ended December 31, 1996; no fund within the fund complex has a pension or retirement plan.

                        PRINCIPAL HOLDERS OF SECURITIES

  The Funds' records as of February 28, 1997 did not indicate that any shareholder owned more than 5% of any class of a Fund's shares.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

  INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of each Fund pursuant to a contract with Managed Investments Trust dated April 21, 1988, as supplemented by a separate fee agreement dated March 26, 1993 with respect to Low Duration Income Fund, and a contract dated January 29, 1993 with Securities Trust, as supplemented by a Fee Agreement dated January 28, 1994 (each an "Advisory Contract"). Under the Advisory Contracts, Strategic Income Fund pays Mitchell Hutchins an annual fee of 0.75% of its average daily net assets and each of the four other Funds pays Mitchell Hutchins an annual fee of 0.50% of its average daily net assets. All fees paid under the Advisory Contracts are computed daily and paid monthly.

  During each of the periods indicated, Mitchell Hutchins earned (or accrued) advisory fees in the amounts set forth below:

                                               FISCAL YEAR ENDED NOVEMBER 30,
                                            ------------------------------------
                                                1996        1995        1994
                                            ------------ ----------- -----------
   U.S. Government Income Fund.............  $2,517,534  $2,784,437   $3,958,127
   Investment Grade Income Fund............  $1,685,067  $1,890,394   $1,897,899
   High Income Fund........................  $2,656,610  $3,050,197   $4,047,201
   Low Duration Income Fund................  $1,272,455  $1,839,876   $5,598,491
                                                                       (of which
                                                                        $400,611
                                                                     was waived)
                                                                       PERIOD
                                             TEN MONTHS  FISCAL YEAR FEBRUARY 7,
                                               ENDED        ENDED     1994* TO
                                            NOVEMBER 30, JANUARY 31, JANUARY 31,
                                                1996        1996        1995
                                            ------------ ----------- -----------
   Strategic Income Fund...................  $  407,534  $  546,119   $  603,881

--------
 * Commencement of operations.

  The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers but does not require Mitchell Hutchins to do so. Under a sub-investment advisory contract ("Sub-Advisory Contract") dated November 14, 1994 with Mitchell Hutchins, PIMCO serves as sub-adviser for Low Duration Income Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays PIMCO a fee in the annual amount of 0.25% of the Fund's average daily net assets. PIMCO bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract. For the fiscal year ended November 30, 1996 and November 30, 1995 and the period October 20, 1994 to November 30, 1994, Mitchell Hutchins paid (or accrued) to PIMCO sub-advisory fees of $636,228, $919,938 and $147,540, pursuant to the Sub-Advisory Contract and a substantially similar prior contract.

  Under a service agreement pursuant to which PaineWebber provides certain services to each Fund not otherwise provided by the Funds' transfer agent, which agreement is reviewed by each

Trust's board annually, PaineWebber earned (or accrued) the amounts set forth below during each of the periods indicated.

                                               FISCAL YEAR ENDED NOVEMBER 30,
                                            ------------------------------------
                                                1996        1995        1994
                                            ------------ ----------- -----------
   U.S. Government Income Fund.............   $133,159    $154,428    $196,490
   Investment Grade Income Fund............   $ 83,120    $ 99,641    $ 97,475
   High Income Fund........................   $131,762    $158,323    $181,748
   Low Duration Income Fund................   $ 70,807    $107,999    $139,291
                                                                       PERIOD
                                             TEN MONTHS  FISCAL YEAR FEBRUARY 7,
                                               ENDED        ENDED     1994* TO
                                            NOVEMBER 30, JANUARY 31, JANUARY 31,
                                                1996        1996        1995
                                            ------------ ----------- -----------
   Strategic Income Fund...................   $ 14,226    $ 19,823    $ 21,998

--------
 * Commencement of operations

  Under the terms of the Advisory Contracts, each Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of a Trust not readily identifiable as belonging to a particular series of the Trust are allocated among the series of the Trust (including the Funds) by or under the direction of the Trust's board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Funds include the following (or each Fund's share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and any other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Trust or a Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

  Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Fund in connection with the performance of the Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Under the Sub-Advisory Contract, PIMCO will not be liable for any error of judgment or mistake of law or for any loss suffered by Managed Investments Trust, Low Duration Income Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to any of them to which PIMCO would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract. Each Advisory Contract terminates automatically with respect to each Fund upon assignment and is terminable at any time without penalty by the applicable board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to the Trust. The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board of trustees or by vote of the holders of a majority of Low Duration Income Fund's outstanding voting securities on 60 days' notice to PIMCO, or by PIMCO on 120 days' written notice to Mitchell Hutchins. The Sub-Advisory Contract may also be terminated by Mitchell Hutchins
(1) upon material breach by PIMCO of its representations and warranties, which breach shall not have been cured within a 20 day period after notice of such breach; (2) if PIMCO becomes unable to discharge its duties and obligations under the Sub-Advisory Contract; or (3) on 120 days' notice to PIMCO.

  The following table shows the approximate net assets as of February 28, 1997, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                       NET ASSETS
      INVESTMENT CATEGORY                               ($ MIL)
      -------------------                              ----------
      Domestic (excluding Money Market).............    $5,710.4
      Global........................................     2,938.1
      Equity/Balanced...............................     3,579.3
      Fixed Income (excluding Money Market).........     5,069.2
         Taxable Fixed Income.......................     3,478.8
         Tax-Free Fixed Income......................     1,590.4
      Money Market Funds............................    24,668.5

  Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of other PaineWebber funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

  PIMCO personnel also may invest in securities for their own accounts pursuant to PIMCO's code of ethics, which establishes procedures for personal investing and restricts certain transactions.

  DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class Y shares of each Fund under separate distribution contracts with each Trust (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Class Y shares are offered continuously. Under separate exclusive dealer contracts (collectively, "Exclusive Dealer Contracts"), PaineWebber sells each Fund's Class Y shares.

                             PORTFOLIO TRANSACTIONS

  Subject to policies established by each board, Mitchell Hutchins or PIMCO, as applicable, is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins and PIMCO seek to obtain the best net results for a Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. Generally, bonds are traded on the OTC market on a "net" basis without a stated commission through dealers acting for their own account and not as brokers. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. While Mitchell Hutchins or PIMCO generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results.

  During the fiscal periods indicated, the Funds paid the brokerage commissions set forth below:

                                               FISCAL YEAR ENDED NOVEMBER 30,
                                            ------------------------------------
                                                1996        1995        1994
                                            ------------ ----------- -----------
U.S. Government Income Fund................   $     0        $ 0       $     0
Investment Grade Income Fund...............   $ 2,400        $ 0       $21,500
High Income Fund...........................   $32,596        $ 0       $74,838
Low Duration Income Fund...................   $     0        $ 0       $88,421
                                                                       PERIOD
                                             TEN MONTHS  FISCAL YEAR FEBRUARY 7,
                                               ENDED        ENDED     1994* TO
                                            NOVEMBER 30, JANUARY 31, JANUARY 31,
                                                1996        1996        1995
                                            ------------ ----------- -----------
Strategic Income Fund......................   $     0        $ 0       $     0

--------
* Commencement of operations

  No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. Each board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Mitchell Hutchins or its affiliates are reasonable and fair. Specific provisions in the Advisory Contract authorize Mitchell Hutchins and any of its affiliates that are members of a national securities exchange to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions.

Any such transactions will be effected and related compensation paid in accordance with applicable SEC regulations. During the last three fiscal years or periods indicated above, no Fund paid any brokerage commissions to PaineWebber or any other affiliate of Mitchell Hutchins, except that, during the fiscal year ended November 30, 1994, High Income Fund paid approximately $30,915 in brokerage commissions to PaineWebber.

  Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. Each Fund's procedures in selecting FCMs to execute that Fund's transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

  Consistent with the interests of a Fund and subject to the review of the applicable board, Mitchell Hutchins or PIMCO may cause a Fund to purchase and sell portfolio securities through brokers which provide the Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins or PIMCO determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins or PIMCO to that Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. During the fiscal year ended November 30, 1996, the Funds directed no portfolio transactions to brokers chosen because they provided research services.

  For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins and PIMCO seek best execution. Although Mitchell Hutchins or PIMCO may receive certain research or execution services in connection with these transactions, neither will purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, neither Mitchell Hutchins nor PIMCO will enter into any explicit soft dollar arrangements relating to principal transactions or receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins and PIMCO may engage in agency transactions in OTC debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins or PIMCO receiving multiple quotes from dealers before executing the transaction on an agency basis.

  Information and research services furnished by brokers or dealers through which or with which a Fund effects securities transactions may be used by Mitchell Hutchins or PIMCO in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins or PIMCO by dealers or brokers in connection with other funds or accounts Mitchell Hutchins or PIMCO advises may be used by Mitchell Hutchins or PIMCO in advising the Fund. Information and research received from such brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract or PIMCO under the Sub-Advisory Contract.

  Investment decisions for the Funds and other investment accounts managed by Mitchell Hutchins or PIMCO are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the Fund involved and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  The Funds will not purchase securities that are offered in underwritings in which Mitchell Hutchins or any of its affiliates is a member of the underwriting or selling group except pursuant to procedures adopted by a board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the commission or spread paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that Mitchell Hutchins or any affiliate thereof not participate in or benefit from the sale to the Fund.

  PORTFOLIO TURNOVER. The turnover rate may vary greatly from year to year for any Fund and will not be a limiting factor when Mitchell Hutchins or PIMCO deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

  During the fiscal period indicated, the portfolio turnover rates were as set forth below:

                                                   PORTFOLIO TURNOVER RATES
                                                         FOR THE YEARS
                                                      ENDED NOVEMBER 30,
                                                   ---------------------------
   FUND                                                1996           1995
   ----                                            ------------   ------------
   U.S. Government Income Fund....................          359%           206%
   Investment Grade Income Fund...................          115%           149%
   High Income Fund...............................          142%            94%
   Low Duration Income Fund.......................          210%           242%

                                                                      PERIOD
                            TEN MONTHS ENDED  FISCAL YEAR ENDED  FEBRUARY 7, 1994*
                            NOVEMBER 30, 1996 JANUARY 31, 1996  TO JANUARY 31, 1995
                            ----------------- ----------------- -------------------
   Strategic Income Fund...        101%              91%               117%

--------
* Commencement of Operations

                              VALUATION OF SHARES

  Each Fund determines the net asset value per share separately for each Class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Securities that are listed on exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the OTC market and listed on The Nasdaq Stock Market are valued at the last available sale price on The Nasdaq Stock Market at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation.

  Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided such quotations adequately reflect, in the judgment of Mitchell Hutchins or PIMCO, the fair value of the security. Where such market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities or assets will be valued at fair value as determined in good faith by or under the direction of the applicable board. All investments of High Income Fund and Strategic Income Fund that are quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Fund's custodian.

  Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events will not be reflected in a computation of High Income Fund's or Strategic Income Fund's net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value by or under the direction of the applicable board. The foreign currency exchange transactions of High Income Fund and Strategic Income Fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

                            PERFORMANCE INFORMATION

  Each Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  TOTAL RETURN. Average annual total return quotes ("Standardized Return") used in a Fund's Performance Advertisements are calculated according to the following formula:

    P(1+T)/n/  = ERV
where: P       = a hypothetical initial payment of $1,000 to purchase shares of a specified class
       T       = average annual total return of shares of that class
       n       = number of years
       ERV     = ending redeemable value of a hypothetical $1,000 payment made at the beginning of that period.

  Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends and other distributions are assumed to have been reinvested at net asset value.

  The following table shows performance information for Class Y shares (formerly Class C shares) of U.S. Government Income Fund and Low Duration Income Fund for the periods indicated. Investment Grade Income Fund, High Income Fund and Strategic Income Fund had no Class Y shares outstanding during these periods. All returns for periods of more than one year are expressed as an annualized average return:

                                                    U.S. GOVERNMENT LOW DURATION
                                                      INCOME FUND   INCOME FUND
                                                    --------------- ------------
     Fiscal Year Ended November 30, 1996:
     Standardized Return*..........................      3.81%          6.64%
     Inception to November 30, 1996:**
     Standardized Return*..........................      5.00%          6.77%

--------
* For U.S. Government Income Fund, the inception date for its Class Y shares is September 11, 1991; for Low Duration Income Fund, the inception date for its Class Y shares is October 20, 1995.

  YIELD. Yields used in each Fund's Performance Advertisements are calculated by dividing the Fund's interest income attributable to Class Y shares for a 30-day period ("Period"), net of expenses attributable to such Class, by the average number of shares of such Class entitled to receive dividends during the Period and expressing the result as an annualized percentage (assuming semiannual compounding) of the net asset value per share at the end of the Period. Yield quotations are calculated according to the following formula:

                a-b
  YIELD    = 2[(-- + 1)/6/ - 1]
                cd
where: a   = interest earned during the Period attributable to Class Y shares
       b   = expenses accrued for the Period attributable to Class Y shares
             (net of reimbursements)
       c   = the average daily number of shares of Class Y outstanding during the Period that were entitled to receive dividends
       d   = the net asset value per share on the last day of the Period

  Except as noted below, in determining net investment income earned during the Period (variable "a" in the above formula), each Fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the Fund, interest earned during the Period is then determined by totalling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

  The following table shows the yield for the Class Y shares of the indicated Funds for the 30-day period ended November 30, 1996.

                                                    U.S. GOVERNMENT LOW DURATION
                                                      INCOME FUND   INCOME FUND
                                                    --------------- ------------
Class Y............................................      6.13%          6.13%

  OTHER INFORMATION. In Performance Advertisements, the Funds may compare their returns with data published by Lipper Analytical Services, Inc. ("Lipper") for U.S. government funds (U.S. Government Income Fund and Low Duration Income
Fund), corporate bond (BBB) funds (Investment Grade Income Fund) and high yield funds (High Income Fund); CDA Investment Technologies, Inc. ("CDA"); Wiesenberger Investment Companies Service ("Wiesenberger"); Investment Company Data Inc. ("ICD"); or Morningstar Mutual Funds ("Morningstar"); or with the performance of U.S. Treasury securities of various maturities, recognized stock, bond and other indices, including (but not limited to) the Salomon Brothers Bond Index, First Boston High Yield Index, Merrill Lynch High Yield Indices, Lehman Bond Index, Lehman Government/Corporate Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("Standard & Poor's 500"), the Dow Jones Industrial Average, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. Such comparisons also may include economic data and statistics published by the United States Bureau of Labor Statistics, such as the cost of living index, information and statistics on the residential mortgage market or the market for mortgage-backed securities, such as those published by the Federal Reserve Bank, the Office of Thrift Supervision, Ginnie Mae, Fannie Mae and Freddie Mac and the Lehman Mortgage-Backed Securities Index. Each Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  A Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

  The Funds may also compare their performance with, or may otherwise discuss, the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing a Fund or its performance to CDs or CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. government and returns thereon and net asset values will fluctuate. The securities held by the Funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term securities. An investment in a Fund involves greater risks than an investment in either a money market fund or a CD.

                                     TAXES

  In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, for High Income Fund and Strategic Income Fund, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months--options or futures (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICS) of any one issuer.

  Dividends and other distributions declared by a Fund in November or December of any year and payable to shareholders of record on a date in either of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  U.S. Government Income Fund and Low Duration Income Fund each invests exclusively in debt securities and receives no dividend income; accordingly, no portion of the dividends or other distributions paid by these Funds is eligible for the dividends-received deduction allowed to corporations. Although High Income Fund, Investment Grade Income Fund and Strategic Income Fund are authorized to hold equity securities, it is expected that any dividend income received by the Funds will be minimal.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Interest and dividends, if any, received by High Income Fund and Strategic Income Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on November 30 of that year, plus certain other amounts.

  The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts on foreign currencies, that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

  If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options, futures, forward currency contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

  Each Fund may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of such securities, a Fund would have to include in its gross income the portion of the OID that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, High Income Fund and Strategic Income Fund must include in their gross income securities they receive as "interest" on payment-in-kind securities. Each Fund has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Fund's ability to sell other securities, or certain options, futures or forward currency contracts, or foreign currency positions held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

                               OTHER INFORMATION

  PaineWebber Managed Investments Trust and PaineWebber Securities Trust are entities of the type commonly known as "Massachusetts business trusts." Prior to February 26, 1992, PaineWebber Managed Investments Trust's name was PaineWebber Fixed Income Portfolios. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of each Trust or a Fund. However, each Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or a Fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a Fund, the trustees or any of them in connection with the Trust. Each Declaration of Trust provides for indemnification from the relevant Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a Fund's shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of each Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

  Prior to October 20, 1995, Low Duration Income Fund was known as "PaineWebber Short-Term U.S. Government Income Fund." Prior to November 10, 1995, the Class Y shares of U.S. Government Income Fund and Low Duration Income Fund were called "Class C" shares.

  ADDITIONAL REDEMPTION INFORMATION. If conditions exist that make cash payments undesirable, the Funds reserve the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Funds and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Funds during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

  The Funds may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a Fund's portfolio at the time.

  CLASS-SPECIFIC EXPENSES. Each Fund may determine to allocate certain of its expenses to the specific classes of the Fund's shares to which those expenses are attributable.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, Washington, DC 20036-1800, serves as counsel to the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to Mitchell Hutchins and PaineWebber in connection with other matters.

  INDEPENDENT AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for PaineWebber Managed Investments Trust. Price Waterhouse, LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as independent accountants for Strategic Income Fund.

                              FINANCIAL STATEMENTS

  The Funds' Annual Reports to Shareholders for the fiscal periods ended November 30, 1996 are separate documents supplied with this Statement of Additional Information and the financial statements, accompanying notes and reports of independent auditors appearing therein are incorporated by reference in this Statement of Additional Information.

                      [This page intentionally left blank]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Restrictions.......................................   2
Hedging and Other Strategies Using Derivative Contracts....................  22
Trustees and Officers; Principal Holders of Securities.....................  34
Investment Advisory and Distribution Arrangements..........................  43
Portfolio Transactions.....................................................  46
Valuation of Shares........................................................  49
Performance Information....................................................  50
Taxes......................................................................  53
Other Information..........................................................  55
Financial Statements.......................................................  56

(C) 1997 PaineWebber Incorporated



PAINEWEBBER

 U.S. GOVERNMENT
 INCOME FUND


 LOW DURATION
 U.S. GOVERNMENT
 INCOME FUND


 INVESTMENT GRADE
 INCOME FUND


 HIGH INCOME FUND


 STRATEGIC INCOME FUND


 CLASS Y SHARES

--------------------------------------------------------------------------------
                      Statement of Additional Information

                                                                   April 1, 1997
--------------------------------------------------------------------------------
                                                                     PAINEWEBBER

                          PART C.  OTHER INFORMATION
                          --------------------------

Item 24.  Financial Statements and Exhibits
          ---------------------------------


(a)  Financial Statements:  (filed herewith)

     PaineWebber Strategic Income Fund
     ---------------------------------

     Included in Part A of this Registration Statement:

          Financial Highlights for one Class A, Class B and Class C share of the Fund for the ten months ended November 30, 1996, the year ended January 31, 1996 and the period February 7, 1994 to January 31, 1995.


     Included in Part B of this Registration Statement through incorporation by reference from the Annual Report to Shareholders previously filed with the Securities and Exchange Commission through EDGAR on February 6, 1997 (Accession No.0000950130-97-000451):

          Portfolio of Investments at November 30, 1996.

          Statement of Assets and Liabilities at November 30, 1996.


          Statement of Operations for the ten months ended November 30, 1996.



          Statement of Changes in Net Assets for the ten months ended November 30, 1996 and the year ended January 31, 1996.

          Notes to Financial Statements.

          Financial Highlights for one Class A, Class B and Class C share of the Fund for the ten months ended November 30, 1996, the year ended January 31, 1996 and the period February 7, 1994 to January 31, 1995.


          Report of Price Waterhouse LLP, Independent Accountants, dated
          January 27 , 1997.
(b)  Exhibits:
(1)  (a)  Declaration of Trust 1/
     (b)  Amendment effective December 10, 1992 to Declaration of Trust 2/
     (c)  Amendment effective November 29, 1993 to Declaration of Trust 6/
     (d)  Amendment effective July 20, 1995 to Declaration of Trust 13/
     (e)  Amendment effective November 10, 1995 to Declaration of Trust 13/
(2)  (a)  By-Laws 1/
     (b)  Amendment dated September 28, 1994 to By-Laws 8/
(3)  Voting trust agreement - none
(4) Instruments defining the rights of holders of Registrant's shares of beneficial interest 9/
(5)  (a)  Investment Advisory and Administration Contract 4/
     Fee Agreement with respect to PaineWebber Strategic Income Fund 6/
(6)  (a)  Distribution Contract with respect to Class A Shares 5/
     (b)  Distribution Contract with respect to Class B Shares 5/
     (c)  Distribution Contract with respect to Class C Shares 10/
     (d)  Distribution Contract with respect to Class Y Shares 13/
     (e)  Exclusive Dealer Agreement with respect to Class A Shares 5/
     (f)  Exclusive Dealer Agreement with respect to Class B Shares 5/
     (g)  Exclusive Dealer Agreement with respect to Class C Shares 10/
     (h)  Exclusive Dealer Agreement with respect to Class Y Shares 13/

(7)  Bonus, profit sharing or pension plans - none
(8)  Custodian Agreement 5/
(9)  Transfer Agency Agreement 7/
(10) Opinion of Counsel
     (a) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class A, B and C shares of PaineWebber
          Small Cap Fund 3/
     (b) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class A, B and C shares of PaineWebber
          Strategic Income Fund 5/
     (c) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class Y shares of PaineWebber Strategic
          Income Fund 13/
     (d) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class Y shares of PaineWebber Small Cap
          Fund 14/
(11) Other opinions, appraisals, rulings and consents:
     Accountants' consent (filed herewith)
(12) Financial Statements omitted from Part B - none
(13) Letter of investment intent 3/
(14) Prototype Retirement Plan - none
(15) Rule 12b-1 Plans
     (a)  Plan of Distribution pursuant to Rule 12b-1 with respect to Class A
          Shares 4/-
     (b)  Plan of Distribution pursuant to Rule 12b-1 with respect to Class B
          Shares 4/-
     (c)  Plan of Distribution pursuant to Rule 12b-1 with respect to Class C
          Shares 4/-
     (d) Addendum to Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares of PaineWebber Strategic Income Fund 6/
(16) Schedule for Computation of Performance Quotations
     (a)  Schedule for Computation of Performance Quotations for Class A, B and
          C shares of PaineWebber Small Cap Fund 6/
     (b) Schedule of Computation of Performance Quotations for Class A, B and C shares of PaineWebber Strategic Income Fund 8/
(17  and
(27) Financial Data Schedule (filed herewith)
(18) Plan Pursuant to Rule 18f-3 15/


_____________


1/ Incorporated by reference from Registrant's initial Registration Statement, SEC File No. 33-55374, filed December 3, 1992.


2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-55374, filed January 7, 1993.


3/ Incorporated by reference from Pre-Effective Amendment No. 2 to the Registration Statement, SEC File No. 33-55374, filed January 28, 1993.


4/ Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-55374, filed August 13, 1993.


5/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement, SEC File No. 33-55374, filed November 29, 1993.


6/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement, SEC File No. 33-55374, filed June 1, 1994.


7/ Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement, SEC File No. 33-55374, filed December 1, 1994.

8/ Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement, SEC File No. 33-55374, filed June 1, 1995.


9/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Declaration of Trust, as amended effective December 10, 1992, November 29, 1993, July 20, 1995 and November 10, 1995, and from Articles II, VII and X of Registrant's By-Laws, as amended September 28, 1994.


10/ Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement, SEC File No. 33-55374, filed November 14, 1995.


11/ Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement, SEC File No. 33-55474, filed April 4, 1996.


12/ Incorporated by reference from Post-Effective Amendment No. 10 to the Registration Statement, SEC File No. 33-55474, filed April 26, 1996.


13/ Incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement, SEC File No. 33-55474, filed May 31, 1996.


14/ Incorporated by reference from Post-Effective Amendment No. 14 to the Registration Statement, SEC File No. 33-55474, filed June 28, 1996.


15/ Incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement, SEC File No. 33-55474, filed September 27, 1996.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------
      None

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

      None

Item 26.  Number of Holders of Securities
          -------------------------------


                                          Number of Record
                                          Holders as of
Title of Class                            January 27, 1997
--------------                            ----------------
Shares of beneficial interest,
par value $0.001 per share, in

PaineWebber Small Cap Fund
     Class A Shares                             2,698

     Class B Shares                             4,503

     Class C Shares                             2,028

     Class Y Shares                               229

PaineWebber Strategic Income Fund

     Class A Shares                               743

     Class B Shares                             2,310

     Class C Shares                               963

     Class Y Shares                                 0

Item 27.  Indemnification
          ---------------

     Section 3 of Article X of the Declaration of Trust, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 3 of Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

     Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

     Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to Article X, trustees shall not be liable for errors of judgment or mistakes of fact or law, for any act or omission in accordance with advice of counsel or other experts, or for failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

     Article IX of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability to the Registrant or its shareholders, provided that the Registrant may not purchase or maintain insurance that protects any such person against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

     Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract. Section 10 of each Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

     Section 9 of each Exclusive Dealer Agreement contains provisions similar to
Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

Item 29.  Principal Underwriters
          ----------------------

     a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

     ALL AMERICAN TERM TRUST INC.
     GLOBAL HIGH INCOME DOLLAR FUND INC.
     GLOBAL SMALL CAP FUND INC.
     INSURED MUNICIPAL INCOME FUND INC.
     INVESTMENT GRADE INCOME FUND INC.
     MANAGED HIGH YIELD FUND INC.
     PAINEWEBBER AMERICA FUND
     PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
     PAINEWEBBER INVESTMENT SERIES
     PAINEWEBBER INVESTMENT TRUST
     PAINEWEBBER INVESTMENT TRUST II
     PAINEWEBBER MANAGED ASSETS TRUST
     PAINEWEBBER MANAGED INVESTMENTS TRUST
     PAINEWEBBER MASTER SERIES, INC.
     PAINEWEBBER MUNICIPAL SERIES
     PAINEWEBBER MUTUAL FUND TRUST
     PAINEWEBBER OLYMPUS FUND
     PAINEWEBBER SECURITIES TRUST
     PAINEWEBBER SERIES TRUST
     STRATEGIC GLOBAL INCOME FUND, INC.
     TRIPLE A AND GOVERNMENT SERIES - 1997, INC.
     2002 TARGET TERM TRUST INC.

     b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange

Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.


                         Positions and              Positions and Offices With
                         Offices                    Underwriter or Exclusive
                                                                   ---------
Name                     Name Registrant            Dealer
----                     ---------------------      ------
Margo N. Alexander       Trustee and President      Director, President and
                         (Chief Executive           Chief Executive Officer of
                         Officer)                   Mitchell Hutchins and
                                                    Director and Executive
                                                    Vice President of PaineWebber

Mary C. Farrell          Trustee                    Managing Director, Senior
                                                    Investment Strategist and
                                                    Member of the Investment
                                                    Policy Committee of
                                                    PaineWebber

Donald R. Jones          Vice President             First Vice President and a
                                                    Portfolio Manager of
                                                    Mitchell Hutchins

Thomas J. Libassi        Vice President             Senior Vice President and a
                                                    Portfolio Manager of
                                                    Mitchell Hutchins

C. William Maher         Vice President and         First Vice President and a
                         Assistant Treasurer        Senior Manager of the
                                                    Mutual Fund Finance
                                                    Division of Mitchell
                                                    Hutchins

Dennis McCauley          Vice President             Managing Director and Chief
                                                    Investment Officer - Fixed
                                                    Income of Mitchell Hutchins

Ann E. Moran             Vice President and         Vice President of Mitchell
                         Assistant Treasurer        Hutchins

Dianne E. O'Donnell      Vice President and         Senior Vice President and
                         Secretary                  Deputy General Counsel of
                                                    Mitchell Hutchins

Emil Polito              Vice President             Senior Vice President,
                                                    Director of Operations and
                                                    Control for Mitchell
                                                    Hutchins

Victoria E. Schonfeld    Vice President             Managing Director and
                                                    General Counsel of Mitchell
                                                    Hutchins

Paul H. Schubert         Vice President and         First Vice President and a
                         Assistant Treasurer        Senior Manager of the
                                                    Mutual Fund Finance
                                                    Division of Mitchell
                                                    Hutchins

                         Positions and              Positions and Offices With
                         Offices                    Underwriter or Exclusive
                                                                   ---------
Name                     Name Registrant            Dealer
----                     ---------------------      ------
Nirmal Singh             Vice President             First Vice President and a
                                                    Portfolio Manager of
                                                    Mitchell Hutchins

Julian F. Sluyters       Vice President and         Senior Vice President and
                         Treasurer                  Director of the Mutual Fund
                                                    Finance Division of
                                                    Mitchell Hutchins

Mark A. Tincher          Vice President             Managing Director and Chief
                                                    Investment Officer - U.S.
                                                    Equity Investments of
                                                    Mitchell Hutchins

Craig Varrelman          Vice President             First Vice President and a
                                                    Portfolio Manager of
                                                    Mitchell Hutchins

Stuart Waugh             Vice President             Managing Director and a
                                                    Portfolio Manager of
                                                    Mitchell Hutchins

Keith A. Weller          Vice President and         First Vice President and
                         Assistant Secretary        Associate General Counsel
                                                    of Mitchell Hutchins

Teresa M. West           Vice President             First Vice President of
                                                    Mitchell Hutchins


     c)   None

Item 30.  Location of Accounts and Records
          --------------------------------

     The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 31.  Management Services
          -------------------

     Not applicable.

Item 32.  Undertakings
          ------------

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of March, 1997.

                    PAINEWEBBER SECURITIES TRUST

                    By:  /s/ Dianne E. O'Donnell
                        ------------------------------------
                         Dianne E. O'Donnell
                         Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                               Title                           Date
---------                               -----                           ----
/s/ Margo N. Alexander                  President and Trustee           March 24, 1997
--------------------------------
Margo N. Alexander *                    (Chief Executive
                                         Officer)

/s/ E. Garrett Bewkes, Jr.              Trustee and Chairman            March 24, 1997
--------------------------------
E. Garrett Bewkes, Jr. *                of the Board of Trustees

/s/ Richard Q. Armstrong                Trustee                         March 24, 1997
--------------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                     Trustee                         March 24, 1997
--------------------------------
Richard R. Burt *

/s/ Mary C. Farrell                     Trustee                         March 24, 1997
--------------------------------
 Mary C. Farrell *

/s/ Meyer Feldberg                      Trustee                         March 24, 1997
--------------------------------
Meyer Feldberg *

/s/ George W. Gowen                     Trustee                         March 24, 1997
--------------------------------
George W. Gowen *

/s/ Frederic V. Malek                   Trustee                         March 24, 1997
--------------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                     Trustee                         March 24, 1997
--------------------------------
Carl W. Schafer *

/s/ John R. Torell III                  Trustee                         March 24, 1997
--------------------------------
John R. Torell III *

/s/ Julian F. Sluyters                  Vice President and Treasurer    March 24, 1997
--------------------------------
Julian F. Sluyters                      Treasurer (Chief
                                        Financial and
                                        Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File No. 2-89016, filed June 27, 1996.

                         PAINEWEBBER SECURITIES TRUST
                                 EXHIBIT INDEX
                                 -------------

Exhibit
Number
------

(1)    (a)  Declaration of Trust 1/
                                 -
       (b)  Amendment effective December 10, 1992 to Declaration of Trust 2/
                                                                          -
       (c)  Amendment effective November 29, 1993 to Declaration of Trust 6/
                                                                          -
       (d)  Amendment effective July 20, 1995 to Declaration of Trust 13/
                                                                      --
       (e)  Amendment effective November 10, 1995 to Declaration of Trust 13/
                                                                          --
(2)    (a)  By-Laws 1/
                    -
       (b)  Amendment dated September 28, 1994 to By-Laws 8/
                                                          -
(3)    Voting trust agreement - none
(4) Instruments defining the rights of holders of Registrant's shares of beneficial interest 9/
                           -
(5)    (a)  Investment Advisory and Administration Contract 4/
                                                            -
       (b)  Fee Agreement with respect to PaineWebber Strategic Income Fund 6/
                                                                            -
(6)    (a)  Distribution Contract with respect to Class A Shares 5/
                                                                 -
       (b)  Distribution Contract with respect to Class B Shares 5/
                                                                 -
       (c)  Distribution Contract with respect to Class C Shares 10/
                                                                 --
       (d)  Distribution Contract with respect to Class Y Shares 13/
                                                                 --
       (e)  Exclusive Dealer Agreement with respect to Class A Shares 5/
                                                                      -
       (f)  Exclusive Dealer Agreement with respect to Class B Shares 5/
                                                                      -
       (g)  Exclusive Dealer Agreement with respect to Class C Shares 10/
                                                                      --
       (h)  Exclusive Dealer Agreement with respect to Class Y Shares 13/
                                                                      --
(7)    Bonus, profit sharing or pension plans - none
(8)    Custodian Agreement 5/
                           -
(9)    Form of Transfer Agency Agreement 7/
                                         -
(10)   Opinion of Counsel
       (a) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class A, B and C shares of PaineWebber Small Cap Fund 3/
                           -
       (b) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class A, B and C shares of PaineWebber Strategic Income Fund 5/
                                  -
       (c) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class Y shares of PaineWebber Strategic Income Fund 13/
                        --
       (d) Opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, with respect to Class Y shares of PaineWebber Small Cap Fund 14/
                 --
(11)   Other opinions, appraisals, rulings and consents:
       Accountants' consent (to be filed)
(12)   Financial Statements omitted from Part B - none
(13)   Letter of investment intent 3/
                                   -
(14)   Prototype Retirement Plan - none
(15)   Rule 12b-1 Plans
       (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares 4/
                   -
       (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares 4/
                   -
       (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 4/
                   -
       (d) Addendum to Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares of PaineWebber Strategic Income Fund 6/
                                                                   -
(16)   Schedule for Computation of Performance Quotations
       (a) Schedule for Computation of Performance Quotations for Class A, B and C shares of PaineWebber Small Cap Fund 6/
                                                       -
       (b)  Schedule of Computation of Performance Quotations for Class A, B
            and C shares of PaineWebber Strategic Income Fund 8/
                                                              -

(17)   and
(27)   Financial Data Schedule (to be filed)
(18)   Plan Pursuant to Rule 18f-3 15/
                                   --

-------------

1/     Incorporated by reference from Registrant's initial Registration
-      Statement, SEC File No. 33-55374, filed December 3, 1992.

2/     Incorporated by reference from Pre-Effective Amendment No. 1 to the
-      Registration Statement, SEC File No. 33-55374, filed January 7, 1993.

3/     Incorporated by reference from Pre-Effective Amendment No. 2 to the
-      Registration Statement, SEC File No. 33-55374, filed January 28, 1993.

4/     Incorporated by reference from Post-Effective Amendment No. 1 to the
-      Registration Statement, SEC File No. 33-55374, filed August 13, 1993.

5/     Incorporated by reference from Post-Effective Amendment No. 2 to the
-      Registration Statement, SEC File No. 33-55374, filed November 29, 1993.

6/     Incorporated by reference from Post-Effective Amendment No. 3 to the
-      Registration Statement, SEC File No. 33-55374, filed June 1, 1994.

7/     Incorporated by reference from Post-Effective Amendment No. 6 to the
-      Registration Statement, SEC File No. 33-55374, filed December 1, 1994.

8/     Incorporated by reference from Post-Effective Amendment No. 7 to the
-      Registration Statement, SEC File No. 33-55374, filed June 1, 1995.

9/     Incorporated by reference from Articles III, VIII, IX, X and XI of
- Registrant's Declaration of Trust, as amended effective December 10, 1992, November 29, 1993, July 20, 1995 and November 10, 1995, and from Articles II, VII and X of Registrant's By-Laws, as amended September 28, 1994.

10/    Incorporated by reference from Post-Effective Amendment No. 8 to the
--     Registration Statement, SEC File No. 33-55374, filed November 14, 1995.

11/    Incorporated by reference from Post-Effective Amendment No. 9 to the
--     Registration Statement, SEC File No. 33-55474, filed April 4, 1996.

12/    Incorporated by reference from Post-Effective Amendment No. 10 to the
--     Registration Statement, SEC File No. 33-55474, filed April 26, 1996.

13/    Incorporated by reference from Post-Effective Amendment No. 13 to the
--     Registration Statement, SEC File No. 33-55474, filed May 31, 1996.

14/    Incorporated by reference from Post-Effective Amendment No. 14 to the
--     Registration Statement, SEC File No. 33-55474, filed June 28, 1996.

15/    Incorporated by reference from Post-Effective Amendment No. 15 to the
--     Registration Statement, SEC File No. 33-55474, filed September 27, 1996.